As filed with the Securities and Exchange Commission on February 28, 1997. Registration Nos. 33-54632 and 811-7340



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 32



                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 33


                             The JPM Pierpont Funds
                         (formerly, The Pierpont Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                                John E. Pelletier
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Stephen K. West, Esq.
                               Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004


It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)
[X] on February 28, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1996) on October 29, 1996; Federal Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31, 1996) on December 20, 1996; European Equity, Japan Equity and Asia Growth Funds (for their fiscal years ended December 31, 1996) on February 27, 1997; Money Market Fund (for its fiscal year ended November 30, 1996) on January 17, 1997; New York Total Return Bond Fund (for its fiscal year ended March 31, 1996) on May 30, 1996;

Equity and Capital Appreciation Funds (for their fiscal years ended May 31,
1996) on July 30, 1996; and Diversified Fund (for its fiscal year ended June 30,
1996) on August 28, 1996. The Registrant has not filed Rule 24f-2 notices with respect to its International Opportunities Fund (for its fiscal year ended November 30, 1996) because the Registrant has not sold any securities to the public with respect to that series during the fiscal year indicated. The Registrant expects to file Rule 24f-2 notices with respect to its Global Strategic Income Fund (for its fiscal year ending July 31, 1997) on or before September 29, 1997 and International Opportunities Fund (for its fiscal year ending November 30, 1997) on or before January 29, 1998.

The Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Federal Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The New York Total Return Bond Portfolio, The Series Portfolio and The Global Strategic Income Portfolio have also executed this Registration Statement.

                             THE JPM PIERPONT FUNDS
       (INTERNATIONAL OPPORTUNITIES FUND AND GLOBAL STRATEGIC INCOME FUND)
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)



PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS:  Who May Be a Suitable Investor in the Fund.

3.       CONDENSED FINANCIAL INFORMATION:  Not Applicable.

4. GENERAL DESCRIPTION OF REGISTRANT: Information About the Master-Feeder Structure; Who May Be a Suitable Investor in the Fund; Investment Objective and Policies; Additional Investment Practices and Risks; Organization.

5. MANAGEMENT OF THE FUND: Management of the Fund and Portfolio; Organization; Shareholder Inquiries and Services; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Information About the Master-Feeder Structure; Shareholder Inquiries and Services; Net Asset Value; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Who May Be a Suitable Investor in the Fund; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendices A, B and C.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

                             THE JPM PIERPONT FUNDS
          (ALL FUNDS EXCEPT INTERNATIONAL OPPORTUNITIES FUND AND GLOBAL
                             STRATEGIC INCOME FUND)
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)



PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS:  Investors for Whom the Funds are Designed.

3.       CONDENSED FINANCIAL INFORMATION:  Financial Highlights.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the Funds are Designed; Investment Objectives and Policies; Additional Investment Information; Investment Restrictions; Special Information Concerning Investment Structure; Organization; Appendix.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolios; Shareholder Servicing; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Investment Structure; Shareholder Servicing; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Funds are Designed; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendices A, B and C.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

                                EXPLANATORY NOTE


         This post-effective amendment No. 32 (the "Amendment") to the Registrant's registration statement on Form N-1A (File No. 33-54632) (the "Registration Statement") is being filed to (i) update the Registrant's disclosure in the Prospectuses relating to each of The JPM Pierpont Money Market, Federal Money Market, Bond, Short Term Bond, International Equity and Emerging Market Equity Funds and Statement of Additional Information with financial information for the fiscal years ended October 31 and November 30, 1996 and (ii) make non-material changes to The JPM Pierpont Global Strategic Income Fund Prospectus and the Statement of Additional Information and file final forms thereof in the Registration Statement. Each of the Registrant's currently effective Prospectuses for each other series of shares of the Registrant is incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------

PROSPECTUS


The JPM Pierpont Money Market Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 521-5411



The JPM Pierpont Money Market Fund (the "Fund") seeks to maximize current income and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.



The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").



UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 4.


The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 28, 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds, or by calling (800) 221-7930.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS

                                                           PAGE
Investors for Whom the Fund is Designed................          1
Financial Highlights...................................          3
Special Information Concerning Investment
 Structure.............................................          4
Investment Objective and Policies......................          5
Additional Investment Information and Risk
 Factors...............................................          6
Investment Restrictions................................          8
Management of the Trust and the Portfolio..............          9
Shareholder Servicing..................................         11

                                                           PAGE
Purchase of Shares.....................................         12
Redemption of Shares...................................         13
Exchange of Shares.....................................         13
Dividends and Distributions............................         14
Net Asset Value........................................         14
Organization...........................................         15
Taxes..................................................         15
Additional Information.................................         16

The JPM Pierpont Money Market Fund


INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed to be an economical and convenient means of making substantial investments in money market instruments for investors who are interested in current income, preserving capital and maintaining liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio.

THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.


The Fund requires a minimum initial investment of $25,000, except that for investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. See Purchase of Shares. The minimum subsequent investment is $5,000. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment for more than 30 days, the investment may be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by the Fund.



This Prospectus describes the financial history, investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates in a two-tier master-feeder investment fund structure. The Trustees believe that the Fund may achieve economies of scale over time by utilizing this investment structure.


The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases*............................................................    None
Sales Load Imposed on Reinvested Dividends..................................................    None
Deferred Sales Load.........................................................................    None
Redemption Fees.............................................................................    None
Exchange Fees...............................................................................    None


---------


* Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*


Advisory Fees.............................................................................    0.12%
Rule 12b-1 Fees...........................................................................    None
Other Expenses............................................................................    0.28%
                                                                                            ---------
Total Operating Expenses..................................................................    0.40%



* Fees and expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year. See Management of the Trust and the Portfolio.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


1 Year.......................................................................................  $       4
3 Years......................................................................................  $      13
5 Years......................................................................................  $      22
10 Years.....................................................................................  $      51



The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and the Shareholder Servicing Agreement, organization expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to FDI under the Co-Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, see Management of the Trust and the Portfolio and Shareholder Servicing.


In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The following selected data for a share outstanding for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.


                                                        FOR THE FISCAL YEAR ENDED NOVEMBER 30
                            ----------------------------------------------------------------------------------------------
                                1996            1995             1994          1993 (1)          1992            1991
                            -------------   -------------   --------------   -------------   -------------   -------------
 Net Asset Value,
  Beginning of Period.....  $   1.00        $   1.00        $   1.00         $   1.00        $   1.00        $   1.00
                            -------------   -------------   --------------   -------------   -------------   -------------
 Income From Investment
  Operations:
   Net Investment
    Income................      0.0509          0.0557          0.0367           0.0281          0.0371          0.0612
   Net Realized Gain
    (Loss) on
    Investment............      0.0001          0.0005         (0.0000)(a)       0.0003          0.0006          0.0002
                            -------------   -------------   --------------   -------------   -------------   -------------
 Total From Investment
  Operations..............      0.0510          0.0562          0.0367           0.0284          0.0377          0.0614
                            -------------   -------------   --------------   -------------   -------------   -------------
 Less Distributions to
  Shareholders From:
   Net Investment
    Income................     (0.0509)        (0.0557)        (0.0367)         (0.0281)        (0.0371)        (0.0612)
   Net Realized Gain......     (0.0005)          -0-             -0-            (0.0003)        (0.0006)        (0.0002)
                            -------------   -------------   --------------   -------------   -------------   -------------
 Total Distributions to
  Shareholders............     (0.0514)        (0.0557)        (0.0367)         (0.0284)        (0.0377)        (0.0614)
                            -------------   -------------   --------------   -------------   -------------   -------------
 Net Asset Value, End of
  Period..................  $   1.00        $   1.00        $   1.00         $   1.00        $   1.00        $   1.00
                            -------------   -------------   --------------   -------------   -------------   -------------
                            -------------   -------------   --------------   -------------   -------------   -------------
 Total Return.............      5.27%           5.71%           3.73%            2.89%           3.83%           6.31%
 Ratios and Supplemental
  Data:
   Net Assets, End of
    Period (In
    Thousands)............  $2,155,358      $2,153,469      $2,003,690       $2,562,713      $2,700,392      $3,058,559
   Ratios to Average Net
    Assets:
     Expenses.............      0.40%           0.41%           0.43%            0.43%           0.43%           0.43%
     Net Investment
      Income..............      5.09%           5.56%           3.64%            2.82%           3.74%           6.10%
     Decrease Reflected in
      Expense Ratio due to
      Expense
      Reimbursement.......      0.00% (b)       0.00% (b)       0.01%            0.01%           0.01%           0.01%


                                1990            1989            1988            1987
                            -------------   -------------   -------------   -------------
 Net Asset Value,
  Beginning of Period.....  $   1.00        $   1.00        $   1.00        $   1.00
                            -------------   -------------   -------------   -------------
 Income From Investment
  Operations:
   Net Investment
    Income................      0.0780          0.0877          0.0705          0.0606
   Net Realized Gain
    (Loss) on
    Investment............       -0-             -0-             -0-             -0-
                            -------------   -------------   -------------   -------------
 Total From Investment
  Operations..............      0.0780          0.0877          0.0705          0.0606
                            -------------   -------------   -------------   -------------
 Less Distributions to
  Shareholders From:
   Net Investment
    Income................     (0.0780)        (0.0877)        (0.0705)        (0.0606)
   Net Realized Gain......       -0-             -0-             -0-             -0-
                            -------------   -------------   -------------   -------------
 Total Distributions to
  Shareholders............     (0.0780)        (0.0877)        (0.0705)        (0.0606)
                            -------------   -------------   -------------   -------------
 Net Asset Value, End of
  Period..................  $   1.00        $   1.00        $   1.00        $   1.00
                            -------------   -------------   -------------   -------------
                            -------------   -------------   -------------   -------------
 Total Return.............      8.09%           9.15%           7.25%           6.23%
 Ratios and Supplemental
  Data:
   Net Assets, End of
    Period (In
    Thousands)............  $2,355,980      $2,156,326      $1,897,513      $1,239,022
   Ratios to Average Net
    Assets:
     Expenses.............      0.47%           0.46%           0.49%           0.54%
     Net Investment
      Income..............      7.80%           8.77%           7.05%           6.06%
     Decrease Reflected in
      Expense Ratio due to
      Expense
      Reimbursement.......       --              --              --              --


---------
(1) In July, 1993 the Fund's predecessor contributed all of its investable assets to The Money Market Portfolio.

(a) Less than $0.0001 per share.


(b) Less than 0.01%.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE



Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The use of the master-feeder investment fund structure has been approved by the shareholders of the Fund. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.



In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.


The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to maximize current income and maintain a high level of liquidity. The Fund is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments. The Fund attempts to achieve its objective by investing all of its investable assets in The Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.


The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in the following high quality U.S. dollar-denominated securities which have effective maturities of 397 calendar days or less. The Portfolio's ability to achieve maximum current income is affected by its high quality standards (discussed below).


UNITED STATES GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

BANK OBLIGATIONS. The Portfolio may invest in high quality U.S. dollar-denominated negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under U.S. federal or state law, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

COMMERCIAL PAPER; BONDS. The Portfolio may invest in high quality commercial paper and corporate bonds issued by U.S. corporations. The Portfolio may also invest in bonds and commercial paper of foreign issuers if the obligation is U.S. dollar-denominated and is not subject to foreign withholding tax.

ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations.



QUALITY INFORMATION. The Portfolio will limit its investments to those securities which, in accordance with guidelines adopted by the Trustees, present minimal credit risks. In addition, the Portfolio will not purchase any security (other than a U.S. Government security) unless (i) it is rated with the highest rating assigned to short-term debt securities by at least two nationally recognized statistical rating organizations such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"), (ii) it is rated by only one agency with the highest such rating, or (iii) it is not rated and is determined to be of comparable quality. Determinations of comparable quality shall be made in accordance with procedures established by the Trustees. For a more detailed discussion of applicable quality requirements, see Investment Objective and Policies in the Statement of Additional Information. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines below the quality required for purchase, the Portfolio shall dispose of the investment, subject in certain circumstances to a finding by the Trustees that disposing of the investment would not be in the Portfolio's best interest.



The Portfolio may also invest in securities on a when-issued or delayed delivery basis and in certain privately placed securities. The Portfolio may also enter into repurchase and reverse repurchase agreements and lend its portfolio securities. For a discussion of these investments and for more information on foreign investments, see Additional Investment Information.


ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income securities no interest or income accrues to the Portfolio until settlement. At the time of settlement a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.


REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year.


Loans of portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See Repurchase Agreements above. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.



REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See Investment Restrictions for investment limitations applicable to reverse repurchase agreements and other borrowings. For more information, see Investment Objectives and Policies in the Statement of Additional Information.



FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in certain U.S. dollar-denominated foreign securities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. The Portfolio may only invest in foreign securities that are not subject to foreign withholding tax.


Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


SYNTHETIC INSTRUMENTS. The Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Advisor will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor those risks. See Illiquid Investments; Privately Placed and other Unregistered Securities.



ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 10% of the Portfolio's net assets would be in illiquid investments. Subject to this fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. The Portfolio is subject to additional non-fundamental requirements governing non-tax exempt money market funds. These non-fundamental requirements generally prohibit the Portfolio from investing more than 5% of its total assets in the securities of any single issuer, except obligations of the U.S. Government and its agencies and instrumentalities.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not (i) acquire any illiquid securities if as a result more than 10% of the market value of the Portfolio's total assets would be in investments which are illiquid, (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less certain liabilities, (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; or (iv) invest more than 25% of its assets in any one industry, except there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.


Frederick S. Addy..................................  Former Executive Vice President and Chief
                                                     Financial Officer, Amoco Corporation

William G. Burns...................................  Former Vice Chairman of the Board and Chief
                                                     Financial Officer, NYNEX Corporation

Arthur C. Eschenlauer..............................  Former Senior Vice President, Morgan Guaranty
                                                     Trust Company of New York

Matthew Healey.....................................  Chairman and Chief Executive Officer;
                                                     Chairman, Pierpont Group, Inc.

Michael P. Mallardi................................  Former Senior Vice President, Capital
                                                     Cities/ABC, Inc. and President, Broadcast
                                                     Group


A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.


The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.



Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically):
Robert R. Johnson, Vice President (since June, 1988, employed by Morgan since prior to 1992) and Daniel B. Mulvey, Vice President (since January, 1995, employed by Morgan since 1992).


As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion, and 0.10% of average daily net assets in excess of $1 billion.


Under separate agreements, Morgan also provides administrative and related services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.



CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio;
(iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.



For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI.



ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.

Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.



DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund and as exclusive placement agent for the Portfolio. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.



CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's and the Portfolio's custodian and fund accounting and transfer agent and the Fund's dividend disbursing agent. State Street also keeps the books of account for the Fund and the Portfolio.



EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Administrator and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.


SHAREHOLDER SERVICING


Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution, which is a customer of Morgan (an "Eligible Institution").



The Fund pays Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.15% of the Fund's average daily net assets up to $2 billion and 0.10% of average daily net assets in excess of $2 billion. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.



The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Echange is open.

PURCHASE OF SHARES


METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.



The Fund requires a minimum initial investment of $25,000, except that for investors who were shareholders of another JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.


PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the same day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for Fund shares. Immediately available funds must be received by 3:00 P.M. New York time on a business day for the purchase to be effective and dividends to be earned on the same day. The Fund does not accept orders after the indicated time. If funds are received after 3:00 P.M. New York time for any reason, including that the day is a Federal Reserve holiday, the purchase is not effective and dividends are not earned until the next business day.


ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.


REDEMPTION OF SHARES


METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.


A redemption request received on a business day prior to 1:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next day. Proceeds of an effective redemption are generally deposited the same day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. If a redemption request becomes effective on a day when the New York Stock Exchange is open but which is a Federal Reserve holiday, the proceeds are paid the next business day. See Further Redemption Information.


MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount for more than 30 days because of a redemption of shares, the Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more. Investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.


FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES


An investor may exchange shares from the Fund into any other JPM Pierpont Fund, JPM Institutional Fund or shares of JPM Series Trust without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Pierpont Funds.


Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

All of the Fund's net investment income is declared as a dividend daily and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Dividends and distributions are payable to shareholders of record at the time of declaration. The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. Shares of the Fund earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective. See Purchase of Shares and Redemption of Shares.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. The Portfolio values all portfolio securities by the amortized cost method. This method attempts to maintain for the Fund a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained. See Net Asset Value in the Statement of Additional Information for more information on valuation of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:00 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under Net Asset Value in the Statement of Additional Information and may be computed at earlier times as set forth in the Statement of Additional Information.


ORGANIZATION


The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date seventeen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.


The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.


The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.


TAXES


The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.



The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. For the Fund to qualify as a regulated investment company, the

Portfolio, in addition to other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.


If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund are not eligible for the dividends received deduction. The Fund does not expect to realize long-term capital gains and thus does not contemplate paying distributions taxable to shareholders who are subject to tax as long-term capital gains.


Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.


ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Donoghue's Money Market fund average and other industry publications. The Fund may advertise "yield" and "effective yield". Yield refers to the net income generated by an investment in the Fund over a stated seven-day period. This income is then annualized -- i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested; the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 521-5411.

                                            ------------------------------------


                           The
                           JPM Pierpont
                           Money Market
                           Fund



NO DEALER, SALESMAN OR ANY OTHER PERSON HAS
BEEN AUTHORIZED TO GIVE ANY INFORMATION OR
TO MAKE ANY REPRESENTATIONS, OTHER THAN
THOSE CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED IN THIS
PROSPECTUS AND, IF GIVEN OR MADE, SUCH
OTHER INFORMATION OR REPRESENTATIONS MUST
NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.
THIS PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO
SELL OR A SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED HEREBY IN ANY
JURISDICTION TO ANY PERSON TO WHOM IT IS
UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR    PROSPECTUS
TO MAKE SUCH OFFER IN SUCH JURISDICTION.     FEBRUARY 28, 1997

PROS202-972

--------------------------------------------------------------------------------

PROSPECTUS


The JPM Pierpont Federal Money Market Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 521-5411



The JPM Pierpont Federal Money Market Fund (formerly the JPM Pierpont Treasury Money Market Fund) (the "Fund") seeks to provide current income, maintain a high level of liquidity and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of direct obligations of the U.S. Treasury and obligations of certain U.S. Government agencies.



The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").



UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE FEDERAL MONEY MARKET PORTFOLIO (FORMERLY THE TREASURY MONEY MARKET PORTFOLIO) (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 3.


The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan"or "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 28, 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds, or by calling (800) 221-7930.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS

                                                           PAGE
Investors for Whom the Fund is Designed................          1
Financial Highlights...................................          3
Special Information Concerning Investment
  Structure............................................          3
Investment Objective and Policies......................          5
Additional Investment Information and Risk
  Factors..............................................          5
Investment Restrictions................................          7
Management of the Trust and the Portfolio..............          8
Shareholder Servicing..................................         10

                                                           PAGE
Purchase of Shares.....................................         10
Redemption of Shares...................................         11
Exchange of Shares.....................................         12
Dividends and Distributions............................         13
Net Asset Value........................................         13
Organization...........................................         13
Taxes..................................................         14
Additional Information.................................         15

The JPM Pierpont Federal Money Market Fund



INVESTORS FOR WHOM THE FUND IS DESIGNED



The Fund is designed to be an economical and convenient means of making substantial investments in money market instruments for investors who are interested in current income, preserving capital and maintaining liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Federal Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio.


THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.


The Fund requires a minimum initial investment of $25,000, except that for investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. See Purchase of Shares. The minimum subsequent investment is $5,000. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment for more than 30 days, the investment may be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by the Fund.



This Prospectus describes the financial history, investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates in a two-tier master-feeder investment fund structure. The Trustees believe that the Fund may achieve economies of scale over time by utilizing this investment structure.


The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases*........................................   None
Sales Load Sales on Reinvested Dividends................................   None
Deferred Sales Load.....................................................   None
Redemption Fees.........................................................   None
Exchange Fees...........................................................   None


---------


* Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*

Advisory Fees...........................................................  0.20%
Rule 12b-1 Fees.........................................................   None
Other Expenses (after expense reimbursement)............................  0.20%
                                                                          ------
Total Operating Expenses (after expense reimbursement)..................  0.40%


* Fees and expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year and after expense reimbursement through February 28, 1998. See Management of the Trust and the Portfolio. Without reimbursements, Other Expenses and Total Operating Expenses were 0.33% and 0.53%, respectively, for the most recently completed fiscal year.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year..................................................................  $    4
3 Years.................................................................  $   13
5 Years.................................................................  $   22
10 Years................................................................  $   51


The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and the Shareholder Servicing Agreement, organization expenses, the fees paid Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to FDI under the Co-Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The following selected data for a share outstanding for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.



                                                                FOR THE FISCAL YEAR ENDED OCTOBER 31,    FOR THE PERIOD
                                                                -------------------------------------  JANUARY 4, 1993 TO
                                                                   1996        1995         1994       OCTOBER 31, 1993(1)
                                                                ----------  ----------  -------------  -------------------
Net Asset Value, Beginning of Period..........................  $     1.00  $     1.00  $     1.00        $     1.00
                                                                ----------  ----------  -------------        -------
Income from Investment Operations:
  Net Investment Income.......................................      0.0489      0.0536      0.0333            0.0208
  Net Realized Gain (Loss) on Investment......................      0.0006      0.0004     (0.0000)(a)        0.0002
                                                                ----------  ----------  -------------        -------
Total From Investment Operations..............................      0.0495      0.0540      0.0333            0.0210
                                                                ----------  ----------  -------------        -------
Less Distributions to Shareholders From:
  Net Investment Income.......................................     (0.0489)    (0.0536)    (0.0333)          (0.0208)
  Net Realized Gain...........................................     (0.0003)         --     (0.0002)              -0-
                                                                ----------  ----------  -------------        -------
Total Distributions to Shareholders...........................     (0.0492)    (0.0536)    (0.0335)          (0.0208)
Net Asset Value, End of Period................................  $     1.00  $     1.00  $     1.00        $     1.00
                                                                ----------  ----------  -------------        -------
                                                                ----------  ----------  -------------        -------
Total Return..................................................        5.03%       5.49%       3.41%             2.10%(b)
Ratios and Supplemental Data:
  Net Assets, End of Period (In Thousands)....................  $  185,424  $  171,120  $  118,631        $   83,097
  Ratio to Average Net Assets:
    Expenses..................................................        0.40%       0.40%       0.40%             0.48%(c)
    Net Investment Income.....................................        4.89%       5.36%       3.40%             2.53%(c)
    Decrease Reflected in Expense Ratio due to Expense
     Reimbursement............................................        0.13%       0.15%       0.22%             0.26%(c)


---------

(1) Commencement of Operations January 4, 1993.

(a) Less than $0.0001 per share.

(b) Not Annualized.

(c) Annualized.


SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE



Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.


The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.


The Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Federal Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.



The Portfolio seeks to achieve its investment objective by investing in direct obligations of the U.S. Treasury and, to a lesser extent, in obligations of the U.S. government agencies described below. The Portfolio maintains a dollar-weighted average portfolio maturity of not more than 90 days and invests in the following securities which have effective maturities of 397 calendar days or less.


TREASURY SECURITIES; CERTAIN U.S. GOVERNMENT AGENCY OBLIGATIONS. The Portfolio will invest in Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States ("Treasury Securities"). Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. During ordinary market conditions at least 65% of the Portfolio's net assets will be invested in Treasury Securities and repurchase agreements collateralized by Treasury Securities. The balance of the Portfolio may be invested in obligations issued by the following U.S. Government agencies where the Portfolio must look to the issuing agency for ultimate repayment: the Federal Farm Credit System and the Federal Home Loan Banks ("Permitted Agency Securities"). Each such obligation must have a remaining maturity of thirteen months or less at the time of purchase by the Portfolio.

The market value of obligations in which the Portfolio invests is not guaranteed and may rise and fall in response to changes in interest rates. Neither the shares of the Fund nor the interests in the Portfolio are guaranteed or insured by the U.S. Government.

The Portfolio also may purchase Treasury Securities and Permitted Agency Securities on a when-issued or delayed delivery basis and may engage in repurchase and reverse repurchase agreement transactions involving such securities. For a discussion of these transactions, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income securities no interest or income accrues to the Portfolio until settlement. At the time of settlement a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Portfolio only enters into repurchase agreements involving Treasury Securities and Permitted Agency Securities and under ordinary market conditions does not expect to enter into repurchase agreements involving more than 5% of its net assets. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year.


Loans of portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See Repurchase Agreements above. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.



REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See Investment Restrictions for additional limitations applicable to reverse repurchase agreements and other borrowings. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 10% of the Portfolio's net assets would be in illiquid investments. Subject to this fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. The Portfolio is subject to additional non-fundamental requirements governing non-tax exempt money market funds. These non-fundamental requirements generally prohibit the Portfolio from investing more than 5% of its total assets in the securities of any single issuer, except obligations of the U.S. Government and its agencies and instrumentalities.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not (i) enter into reverse repurchase agreements which together with any other borrowings exceed one-third of the market value of its total assets, less certain liabilities, or (ii) borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements), or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing, or (iii) make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.


Frederick S. Addy...........................  Former Executive Vice President and Chief Financial
                                              Officer, Amoco Corporation

William G. Burns............................  Former Vice Chairman of the Board and Chief Financial
                                              Officer, NYNEX Corporation

Arthur C. Eschenlauer.......................  Former Senior Vice President, Morgan Guaranty Trust
                                              Company of New York

Matthew Healey..............................  Chairman and Chief Executive Officer; Chairman,
                                              Pierpont Group, Inc.

Michael P. Mallardi.........................  Former Senior Vice President, Capital Cities/ABC,
                                              Inc. and President, Broadcast Group


A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and the JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.


The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.



ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.


The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Robert R. Johnson, Vice President (since January 1993, employed by Morgan since prior to 1992) and Daniel B. Mulvey, Vice President (since October, 1996, employed by Morgan since
1992).


As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion, and 0.10% of average daily net assets in excess of $1 billion.


Under separate agreements, Morgan also provides administrative and related services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.



CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio;
(iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.



For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI.



ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.



Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.



DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund and as exclusive placement agent for the Portfolio. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's and the Portfolio's custodian and fund accounting and transfer agent and the Fund's dividend disbursing agent. State Street also keeps the books of account for the Fund and the Portfolio.



EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Administrator and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include custodian fees and brokerage expenses.



Morgan has agreed that it will reimburse the Fund through at least February 28, 1998 to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 0.40% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period.



SHAREHOLDER SERVICING



Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund pays Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.15% of the Fund's average daily net assets up to $2 billion and 0.10% of average daily net assets in excess of $2 billion. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.



The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES


METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of

Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.



The Fund requires a minimum initial investment of $25,000, except that for investors who were shareholders of another JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.


PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the same day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for Fund shares. Immediately available funds must be received by 12 noon New York time on a business day for the purchase to be effective and dividends to be earned on the same day. The Fund does not accept orders after the indicated time. If funds are received after 12 noon New York time for any reason, including that the day is a Federal Reserve holiday, the purchase is not effective and dividends are not earned until the next business day.


ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.



Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.


REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder

Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.


A redemption request received on a business day prior to 12 noon New York time is effective on that day. A redemption request received after that time becomes effective on the next day. Proceeds of an effective redemption are generally deposited the same day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. If a redemption request becomes effective on a day when the New York Stock Exchange is open but which is a Federal Reserve holiday, the proceeds are paid the next business day. See Further Redemption Information.


MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount for more than 30 days because of a redemption of shares, the Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more. Investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.


FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES


An investor may exchange shares from the Fund into any other JPM Pierpont Fund, JPM Institutional Fund or shares of JPM Series Trust without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Pierpont Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

All of the Fund's net investment income is declared as a dividend daily and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Dividends and distributions are payable to shareholders of record at the time of declaration. The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. Shares of the Fund earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective. See Purchase of Shares and Redemption of Shares.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. The Portfolio values all portfolio securities by the amortized cost method. This method attempts to maintain for the Fund a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained. See Net Asset Value in the Statement of Additional Information for more information on valuation of portfolio securities for the Portfolio.


The Fund computes its net asset value once daily at 4:00 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under Net Asset Value in the Statement of Additional Information and may be computed at earlier times as set forth in the Statement of Additional Information.


ORGANIZATION


The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date seventeen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.


The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.


TAXES


The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.



The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. For the Fund to qualify as a regulated investment company, the Portfolio, in addition to the other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. The Fund does not expect to realize long-term capital gains and thus does not contemplate paying distributions taxable to shareholders who are subject to tax as long-term capital gains.


Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.


Shareholders should consult their tax advisors to assess the consequences of investing in the Fund under state and local laws. Interest income derived from Treasury Securities is generally not subject to state and local personal income taxation. Most states allow a pass-through to the individual shareholders of the Fund of the tax-exempt character of this income, subject to certain restrictions, for purposes of those states' personal income taxes.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., the Donoghue averages, Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications. The Fund may advertise "yield" and "effective yield". Yield refers to the net income generated by an investment in the Fund over a stated seven-day period. This income is then annualized--i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested; the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 521-5411.

                                            ------------------------------------


                                              ------------------------------------------------
                                              The
                                              JPM Pierpont
                                              Federal Money
                                              Market Fund



NO DEALER, SALESMAN OR ANY OTHER PERSON HAS
BEEN AUTHORIZED TO GIVE ANY INFORMATION OR
TO MAKE ANY REPRESENTATION, OTHER THAN
THOSE CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED IN THIS
PROSPECTUS AND, IF GIVEN OR MADE, SUCH
OTHER INFORMATION OR REPRESENTATIONS MUST
NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.
THIS PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO
SELL OR A SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED HEREBY IN ANY
JURISDICTION TO ANY PERSON TO WHOM IT IS
UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR    PROSPECTUS
TO MAKE SUCH OFFER IN SUCH JURISDICTION.     FEBRUARY 28, 1997

PROS229-972

--------------------------------------------------------------------------------


PROSPECTUS
The JPM Pierpont Short Term Bond Fund


60 State Street


Boston, Massachusetts 02109

For information call (800) 521-5411


The JPM Pierpont Short Term Bond Fund (the "Fund") seeks to provide a high total return while attempting to limit the likelihood of negative quarterly returns. It is designed for investors who do not require the stable net asset value typical of a money market fund but who seek less price fluctuation than is typical of a longer-term bond fund.



The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").



UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHORT TERM BOND PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 3.


The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 28, 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Funds Distributor, Inc. ("FDI"), 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds, or by calling (800) 221-7930.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS

                                                           PAGE
Investors for Whom the Fund is Designed................          1
Financial Highlights...................................          3
Special Information Concerning Investment
  Structure............................................          3
Investment Objective and Policies......................          5
Additional Investment Information and Risk
  Factors..............................................          7
Investment Restrictions................................         11
Management of the Trust and the Portfolio..............         12
Shareholder Servicing..................................         14

                                                           PAGE

Purchase of Shares.....................................         15
Redemption of Shares...................................         16
Exchange of Shares.....................................         16
Dividends and Distributions............................         17
Net Asset Value........................................         17
Organization...........................................         17
Taxes..................................................         18
Additional Information.................................         19
Appendix...............................................        A-1

The JPM Pierpont Short Term Bond Fund


INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund and other very low risk investment vehicles. It is appropriate for investors who do not require the stable net asset value typical of a money market fund but do want less price fluctuation than is typical of a longer-term bond fund. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Short Term Bond Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.


The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. For further information about these investments and investment techniques, see Investment Objective and Policies discussed below.



The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. See Purchase of Shares. The minimum subsequent investment is $5,000. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment for more than 30 days, the investment may be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by the Fund.



This Prospectus describes the financial history, investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates in a two-tier master-feeder investment fund structure. The Trustees believe that the Fund may achieve economies of scale over time by utilizing this investment structure.


The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases*............................................................    None
Sales Load Imposed on Reinvested Dividends..................................................    None
Deferred Sales Load.........................................................................    None
Redemption Fees.............................................................................    None
Exchange Fees...............................................................................    None


---------

* Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.


EXPENSE TABLE

ANNUAL OPERATING EXPENSES*


Advisory Fees.............................................................................    0.25%
Rule 12b-1 Fees...........................................................................    None
Other Expenses (after expense reimbursement)..............................................    0.25%
                                                                                            ---------
Total Operating Expenses (after expense reimbursement)....................................    0.50%


---------

* Fees and expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year and after expense reimbursement through February 28, 1998. See Management of the Trust and the Portfolio. Without reimbursements, Other Expenses and Total Operating Expenses were 1.36% and 1.61%, respectively, for the most recently completed fiscal year.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


1 Year................................................................   $ 5
3 Years...............................................................   $16
5 Years...............................................................   $28
10 Years..............................................................   $63




The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and the Shareholder Servicing Agreement, organization expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to FDI under the Co-Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The following selected data for a share outstanding for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.



                                                                      For the Fiscal Year Ended
                                                                             October 31,               For the Period
                                                                   -------------------------------     July 8, 1993 to
                                                                     1996       1995       1994      October 31, 1993(1)
                                                                   ---------  ---------  ---------  ---------------------
Net Asset Value, Beginning of Period.............................  $    9.84  $    9.60  $    9.99        $   10.00
                                                                   ---------  ---------  ---------           ------
Income from Investment Operations:
  Net Investment Income..........................................       0.53       0.57       0.45             0.10
  Net Realized and Unrealized Gain (Loss) on Investment..........       0.02       0.24      (0.39)           (0.01)
                                                                   ---------  ---------  ---------           ------
Total from Investment Operations.................................       0.55       0.81       0.06             0.09
                                                                   ---------  ---------  ---------           ------
Less Distributions to Shareholders from:
  Net Investment Income..........................................      (0.53)     (0.57)     (0.45)           (0.10)
                                                                   ---------  ---------  ---------           ------
Net Asset Value, End of Period...................................  $    9.86  $    9.84  $    9.60        $    9.99
                                                                   ---------  ---------  ---------           ------
                                                                   ---------  ---------  ---------           ------
Total Return.....................................................       5.77%      8.70%      0.61%            0.94%(a)
                                                                   ---------  ---------  ---------           ------
                                                                   ---------  ---------  ---------           ------
Ratios and Supplemental Data:
  Net Assets, End of Period (in Thousands).......................  $   8,207  $  10,330  $   6,008        $   6,842
  Ratios to Average Net Assets:
    Expenses.....................................................       0.62%      0.67%      0.69%            0.67%(b)
    Net Investment Income........................................       5.42%      5.88%      4.49%            3.44%(b)
    Decrease Reflected in Expense Ratio due to Expense
     Reimbursement...............................................       0.99%      0.81%      1.36%            1.83%(b)(c)


---------
(1) Commencement of Operations July 8, 1993.
(a) Not Annualized.
(b) Annualized.

(c) After consideration of certain state limitations.



SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE



Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.


The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks to achieve this high total return to the extent consistent with modest risk of capital and the maintenance of liquidity. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Short Term Bond Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund and other very low risk investment vehicles. It is appropriate for investors who do not require the stable net asset value typical of a money market fund but do want less price fluctuation than is typical of a longer-term bond fund.

Morgan actively manages the Portfolio's duration, the allocation of securities across market sectors and the selection of securities within sectors. Based on fundamental, economic and capital markets research, Morgan adjusts the duration of the Portfolio in accordance with its outlook for interest rates. Morgan also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, asset-backed and mortgage-related securities. Specific securities which Morgan believes are undervalued are selected for purchase within the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts.

Morgan also seeks to limit the likelihood of negative quarterly returns by balancing the Portfolio's level of income with the possibility of capital losses. This balancing effort helps determine the Portfolio's duration.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. Under normal market conditions, the Portfolio's duration will range between one and three years. The maturities of the individual securities in the Portfolio may vary widely, however.


The Advisor intends to manage the Portfolio actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 191%.


CORPORATE BONDS, ETC. The Portfolio may invest in a broad range of debt securities of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity. The Portfolio does not intend to invest in common stock but may invest to a limited extent in convertible debt or preferred stock. The Portfolio may invest up to 20% of its total assets in debt securities denominated in foreign currencies of developed countries. The Portfolio does not expect to invest more than 25% of its assets in securities of foreign issuers. See Additional Investment Information and Risk Factors for further information on foreign investments and convertible securities.



GOVERNMENT OBLIGATIONS, ETC. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ("GNMA Certificates"), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Portfolio's positions in these securities and requiring the Portfolio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are responsible for payments on their obligations, they do not guarantee their market value. The Portfolio may also invest in municipal obligations which may be general obligations of the issuer or payable only from specific revenue sources. However, the Portfolio will invest only in municipal obligations that have been issued on a taxable basis or have an attractive yield excluding tax considerations. In addition, the Portfolio may invest in debt securities of foreign governments and governmental entities denominated in the U.S. dollar and other currencies. See Additional Investment Information and Risk Factors for further information on foreign investments.


MONEY MARKET INVESTMENTS. The Portfolio may purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.


QUALITY INFORMATION. It is the current policy of the Portfolio that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"), of which at least 75% of total assets will be rated A or better. The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in Morgan's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Additional Investment Information and Risk Factors.



The Portfolio may also purchase obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts, options on futures contracts and forward contracts on foreign currencies. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.


BELOW INVESTMENT GRADE DEBT. Certain lower rated securities purchased by the Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.



Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income securities no interest or income accrues to the Portfolio until settlement. At the time of settlement a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year.


Loans of portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See Repurchase Agreements above. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.



REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See Investment Restrictions for investment limitations applicable to reverse repurchase agreements and other borrowings. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in foreign securities denominated in the U.S. dollar and other currencies. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.


Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


In addition, while the volume of transactions effected on foreign exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.


The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


Since the Portfolio's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.



FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.



A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.



The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.



Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.



ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for hedging purposes.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of its total assets, taken at cost at the time of borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements), or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of borrowing; or (iii) enter into reverse repurchase agreements and other permitted borrowings which constitute senior securities under the 1940 Act exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less certain liabilities.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.


Frederick S. Addy..................................  Former Executive Vice President and Chief
                                                     Financial Officer, Amoco Corporation
William G. Burns...................................  Former Vice Chairman of the Board and Chief
                                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer..............................  Former Senior Vice President, Morgan Guaranty
                                                     Trust Company of New York
Matthew Healey.....................................  Chairman and Chief Executive Officer;
                                                     Chairman, Pierpont Group, Inc.
Michael P. Mallardi................................  Former Senior Vice President, Capital Cities/
                                                     ABC, Inc. and President, Broadcast Group


A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.


The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.



ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification and quantitative and credit analysis. Morgan has managed portfolios of domestic fixed income securities on behalf of its clients for over fifty years. The portfolio managers making investments in domestic fixed income securities work in conjunction with fixed income, credit, capital market and economic research analysts, as well as traders and administrative officers.


The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and her or his business experience for the past five years is indicated parenthetically): Connie J. Plaehn, Vice President (since July, 1993, employed by Morgan since prior to
1992), and William G. Tennille, Vice President (since January, 1994, employed by Morgan since March, 1992, previously Managing Director, Manufacturers Hanover Trust Company).


As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.25% of the Portfolio's average daily net assets.


Under separate agreements, Morgan also provides administrative and related services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.



CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio;
(iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.



For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI.



ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.



Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund and as exclusive placement agent for the Portfolio. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.



CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's and the Portfolio's custodian and fund accounting and transfer agent and the Fund's dividend disbursing agent. State Street also keeps the books of account for the Fund and the Portfolio.



EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Administrator, and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.



Effective July 1, 1996 through at least February 28, 1998, Morgan will reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 0.50% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period.



SHAREHOLDER SERVICING



Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund pays Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.20% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.



The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES


METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.



The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of another Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.



PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.



To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance with placing an order for Fund shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Fund's Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.



ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.


REDEMPTION OF SHARES


METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at
(800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.



A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited on settlement date in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. Settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.



MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount for more than 30 days because of a redemption of shares, the Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more. Investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.


FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES


An investor may exchange shares from the Fund into any other JPM Pierpont Fund, JPM Institutional Fund or shares of JPM Series Trust without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Pierpont Funds.


Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily immediately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

Substantially all the realized net capital gains of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfolio securities for the Portfolio.


The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under Net Asset Value in the Statement of Additional Information.


ORGANIZATION


The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, seventeen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.


The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.


TAXES


The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.



The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. For the Fund to qualify as a regulated investment company, the Portfolio, in addition to other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund are not eligible for the dividends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.


Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.


ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent, or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications. The Fund may advertise "yield". Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized--i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.


The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 521-5411.

APPENDIX


The Portfolio may (a) purchase exchange traded and over-the-counter (OTC) put and call options on fixed income securities and indexes of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indexes of fixed income securities and (c) purchase put and call options on futures contracts on fixed income securities and indexes of fixed income securities.


The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.


The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactionss, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilites to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).


The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.



OPTIONS ON INDEXES. The Portfolio may purchase put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.


For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                            ------------------------------------


                                         The
                                         JPM Pierpont
                                         Short Term
                                         Bond Fund

NO DEALER, SALESMAN OR ANY OTHER
PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED
IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY
THE TRUST OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE
DISTRIBUTOR TO SELL OR A
SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED
HEREBY IN ANY JURISDICTION TO ANY
PERSON TO WHOM IT IS UNLAWFUL FOR
THE TRUST OR THE DISTRIBUTOR TO
MAKE SUCH OFFER IN SUCH                  PROSPECTUS
JURISDICTION.                            FEBRUARY 28, 1997

PROS234-972

--------------------------------------------------------------------------------


PROSPECTUS
The JPM Pierpont Bond Fund


60 State Street


Boston, Massachusetts 02109

For information call (800) 521-5411


The JPM Pierpont Bond Fund (the "Fund") seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of short-term obligations while recognizing the greater price fluctuation of longer term instruments.



The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").



UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE U.S. FIXED INCOME PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 3.


The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 28, 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Funds Distributor, Inc. ("FDI"), 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds, or by calling (800) 221-7930.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS

                                                           PAGE
Investors for Whom the Fund is Designed................          1
Financial Highlights...................................          3
Special Information Concerning Investment
  Structure............................................          3
Investment Objective and Policies......................          4
Additional Investment Information and Risk
  Factors..............................................          7
Investment Restrictions................................         11
Management of the Trust and the Portfolio..............         11
Shareholder Servicing..................................         14

                                                           PAGE

Purchase of Shares.....................................         14
Redemption of Shares...................................         15
Exchange of Shares.....................................         16
Dividends and Distributions............................         16
Net Asset Value........................................         17
Organization...........................................         17
Taxes..................................................         18
Additional Information.................................         19
Appendix...............................................        A-1

The JPM Pierpont Bond Fund


INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors seeking a higher total return over time than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in The U.S. Fixed Income Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.


The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. For further information about these investments and investment techniques, see Investment Objective and Policies discussed below.



The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. See Purchase of Shares. The minimum subsequent investment is $5,000. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment for more than 30 days, the investment may be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by the Fund.



This Prospectus describes the financial history, investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates in a two-tier master-feeder investment fund structure. The Trustees believe that the Fund may achieve economies of scale over time by utilizing this investment structure.


The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases*............................................................    None
Sales Load Imposed on Reinvested Dividends..................................................    None
Deferred Sales Load.........................................................................    None
Redemption Fees.............................................................................    None
Exchange Fees...............................................................................    None


---------


* Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*


Advisory Fees.............................................................................    0.30%
Rule 12b-1 Fees...........................................................................    None
Other Expenses............................................................................    0.36%
                                                                                            ---------
Total Operating Expenses..................................................................    0.66%


---------

* Fees and expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year. See Management of the Trust and the Portfolio.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


1 Year................................................................   $ 7
3 Years...............................................................   $21
5 Years...............................................................   $37
10 Years..............................................................   $82




The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and the Shareholder Servicing Agreement, organization expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to FDI under the Co-Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The following selected data for a share outstanding for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.


                                                                   FOR THE FISCAL YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------------------
                                            1996       1995       1994       1993       1992       1991       1990       1989
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period....  $   10.41  $    9.64  $   11.00  $   10.52  $   10.32  $    9.93  $    9.84  $    9.84
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From Investment Operations:
  Net Investment Income.................       0.62       0.64       0.55       0.54       0.66       0.70       0.74       0.78
  Net Realized and Unrealized Gain
   (Loss) on Investment.................      (0.11)      0.77      (0.91)      0.67       0.28       0.41       0.09        -0-
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total From Investment Operations........       0.51       1.41      (0.36)      1.21       0.94       1.11       0.83       0.78
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less Distributions to Shareholders From:
  Net Investment Income.................      (0.62)     (0.64)     (0.55)     (0.54)     (0.66)     (0.70)     (0.74)     (0.78)
  Net Realized Gain.....................         --         --      (0.45)     (0.19)     (0.08)     (0.02)       -0-        -0-
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Distributions to Shareholders.....      (0.62)     (0.64)     (1.00)     (0.73)     (0.74)     (0.72)     (0.74)     (0.78)
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period..........  $   10.30  $   10.41  $    9.64  $   11.00  $   10.52  $   10.32  $    9.93  $    9.84
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Return............................       5.13%     15.10%     (3.50)%     11.97%      9.35%     11.55%      8.78%      8.27%
Ratios and Supplemental Data:
  Net Assets, End of Period (In
   Thousands)...........................  $ 149,207  $ 143,004  $ 112,049  $ 103,572  $  75,882  $  41,616  $  12,306  $   8,449
  Ratios to Average Net Assets:
    Expenses............................       0.66%      0.69%      0.78%      0.81%      0.81%      0.81%      0.83%      0.84%
    Net Investment Income...............       6.08%      6.40%      5.43%      5.01%      6.26%      6.84%      7.58%      7.92%
    Decrease Reflected in Expense Ratio
     Due to Expense Reimbursement.......         --         --       0.01%      0.08%      0.20%      0.58%      1.26%      2.40%
  Portfolio Turnover....................         --         --         --     236.39%*    267.04%    166.78%     68.55%     81.92%


                                            1988(1)
                                          -----------
Net Asset Value, Beginning of Period....   $   10.00
                                          -----------
Income From Investment Operations:
  Net Investment Income.................        0.46
  Net Realized and Unrealized Gain
   (Loss) on Investment.................       (0.16)
                                          -----------
Total From Investment Operations........        0.30
                                          -----------
Less Distributions to Shareholders From:
  Net Investment Income.................       (0.46)
  Net Realized Gain.....................         -0-
                                          -----------
Total Distributions to Shareholders.....       (0.46)
                                          -----------
Net Asset Value, End of Period..........   $    9.84
                                          -----------
                                          -----------
Total Return............................        3.12%
Ratios and Supplemental Data:
  Net Assets, End of Period (In
   Thousands)...........................  $    4,847
  Ratios to Average Net Assets:
    Expenses............................        0.85%
    Net Investment Income...............        7.40%
    Decrease Reflected in Expense Ratio
     Due to Expense Reimbursement.......        3.13%
  Portfolio Turnover....................      143.67%


---------
 (1) Commencement of Operations March 11, 1988. For the period, total return has not been annualized and ratios have been annualized.

 * 1993 Portfolio Turnover reflects the period November 1, 1992 to July 11, 1993. After July 11, 1993 the Fund's predecessor contributed all of its investable assets to The U.S. Fixed Income Portfolio.


SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE



Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The use of the master-feeder investment fund structure has been approved by the shareholders of the Fund. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.



In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.


The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of income plus realized and unrealized capital gains and losses.

Although the net asset value of the Fund will fluctuate, the Fund attempts to preserve the value of its investments to the extent consistent with its objective. The Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obligations while recognizing the greater price fluctuation of longer-term instruments. It may also be a convenient way to add fixed income exposure to diversify an existing portfolio.

Morgan actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, Morgan adjusts the duration of the Portfolio in light of market conditions and Morgan's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. Morgan also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, asset-backed and mortgage related securities. Specific securities which Morgan believes are undervalued are selected for purchase within the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. Under normal circumstances, Morgan intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. Under normal market conditions the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 4.5 years. The maturities of the individual securities in the Portfolio may vary widely, however.


The Advisor intends to manage the Portfolio actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 186%.


CORPORATE BONDS, ETC. The Portfolio may invest in a broad range of debt securities of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity. The Portfolio does not intend to invest in common stock but may invest to a limited extent in convertible debt or preferred stock. The

Portfolio may invest up to 20% of its total assets in debt securities denominated in foreign currencies of developed countries. The Portfolio does not expect to invest more than 25% of its assets in securities of foreign issuers. See Additional Investment Information and Risk Factors for further information on foreign investments and convertible securities.


GOVERNMENT OBLIGATIONS, ETC. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ("GNMA Certificates"), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Portfolio's positions in these securities and requiring the Portfolio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are responsible for payments on their obligations, they do not guarantee their market value.


The Portfolio may also invest in municipal obligations which may be general obligations of the issuer or payable only from specific revenue sources. However, the Portfolio will invest only in municipal obligations that have been issued on a taxable basis or have an attractive yield excluding tax considerations. In addition, the Portfolio may invest in debt securities of foreign governments and governmental entities denominated in the U.S. dollar and other currencies. See Additional Investment Information and Risk Factors for further information on foreign investments.


MONEY MARKET INSTRUMENTS. The Portfolio may purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments as as temporary defensive measure taken during, or in anticipation of, adverse market conditions. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.


QUALITY INFORMATION. It is the current policy of the Portfolio that under normal circumstances at least 75% of its total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"), of which at least 65% of total assets will be rated A or better. The remaining 25% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in Morgan's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's or BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Additional Investment Information and Risk Factors.

The Portfolio may also purchase obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts, options on futures contracts and forward contracts on foreign currencies. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.


BELOW INVESTMENT GRADE DEBT. Certain lower rated securities purchased by the Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.



Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income securities no interest or income accrues to the Portfolio until settlement. At the time of settlement a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year.


Loans of portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See Repurchase Agreements above. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.



REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See Investment Restrictions for investment limitations applicable to reverse repurchase agreements and other borrowings. For more information, see Investment Objectives and Policies in the Statement of Additional Information.



FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in certain foreign securities denominated in the U.S. dollar and other currencies. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


In addition, while the volume of transactions effected on foreign exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.


The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


Since the Portfolio's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.



FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.



A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.



The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.



Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.



ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for hedging purposes.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements and other permitted borrowings which constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less certain liabilities; or (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets taken at cost at the time of borrowing and except in connection with reverse repurchase agreements or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.


Frederick S. Addy..................................  Former Executive Vice President and Chief
                                                     Financial Officer, Amoco Corporation
William G. Burns...................................  Former Vice Chairman of the Board and Chief
                                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer..............................  Former Senior Vice President, Morgan Guaranty
                                                     Trust Company of New York
Matthew Healey.....................................  Chairman and Chief Executive Officer;
                                                     Chairman, Pierpont Group, Inc.
Michael P. Mallardi................................  Former Senior Vice President, Capital Cities/
                                                     ABC, Inc. and President, Broadcast Group

A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.


The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.



ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.


Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification and quantitative and credit analysis. Morgan has managed portfolios of domestic fixed income securities on behalf of its clients for over fifty years. The portfolio managers making investments in domestic fixed income securities work in conjunction with fixed income, credit, capital market and economic research analysts, as well as traders and administrative officers.


The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his or her business experience for the past five years is indicated parenthetically): William G. Tennille, Vice President (since January, 1994, employed by Morgan since March, 1992, previously Managing Director, Manufacturers Hanover Trust Company) and Connie J. Plachn, Vice President (since January, 1994, employed by Morgan since prior to 1992).


As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.30% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides administrative and related services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.



CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio;
(iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.



For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI.



ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.



Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.


DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund and as exclusive placement agent for the Portfolio. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's and the Portfolio's custodian and fund accounting and transfer agent and the Fund's dividend disbursing agent. State Street also keeps the books of account for the Fund and the Portfolio.



EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Administrator, and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.

SHAREHOLDER SERVICING

Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund pays Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.20% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.


The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES


METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.



The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of another Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.



PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.


To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance with placing an order for Fund shares. If the

Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Fund's Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.



ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.



Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.


REDEMPTION OF SHARES


METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.



A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited on settlement date in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. Settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.



MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount for more than 30 days because of a redemption of shares, the Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more. Investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, are required to maintain an investment of $10,000 in the Fund.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES


An investor may exchange shares from the Fund into any other JPM Pierpont Fund, JPM Institutional Fund or shares of JPM Series Trust without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.


Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily immediately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of the purchase order to the settlement date of a redemption order.
Substantially all the realized net capital gains of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfolio securities for the Portfolio.


The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under Net Asset Value in the Statement of Additional Information.


ORGANIZATION


The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, seventeen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.


The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.


The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

TAXES


The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.



The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. For the Fund to qualify as a regulated investment company, the Portfolio, in addition to other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.


If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund are not eligible for the dividends received deduction.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.


Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications. The Fund may advertise "yield". Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized--i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.


The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 521-5411.

APPENDIX


The Portfolio may (a) purchase exchange traded and over-the-counter (OTC) put and call options on fixed income securities and indexes of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indexes of fixed income securities and (c) purchase put and call options on futures contracts on fixed income securities and indexes of fixed income securities.


The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.


The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).


The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.



OPTIONS ON INDEXES. The Portfolio may purchase put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.


For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                            ------------------------------------


                                         The
                                         JPM Pierpont
                                         Bond Fund

NO DEALER, SALESMAN OR ANY OTHER
PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED
IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY
THE TRUST OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE
DISTRIBUTOR TO SELL OR A
SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED
HEREBY IN ANY JURISDICTION TO ANY
PERSON TO WHOM IT IS UNLAWFUL FOR
THE TRUST OR THE DISTRIBUTOR TO
MAKE SUCH OFFER IN SUCH                  PROSPECTUS
JURISDICTION.                            FEBRUARY 28, 1997

PROS207-972

--------------------------------------------------------------------------------


PROSPECTUS
The JPM Pierpont International Equity Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 521-5411



The JPM Pierpont International Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of foreign corporations. It is designed for investors with a long-term investment horizon who want to diversify their investments by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index.



The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").



UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE NON-U.S. EQUITY PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 4.


The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 28, 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Funds Distributor, Inc. ("FDI"), 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds, or by calling (800) 221-7930.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS

                                                           PAGE
Investors for Whom the Fund is Designed................          1
Financial Highlights...................................          3
Special Information Concerning Investment Structure....          4
Investment Objective and Policies......................          5
Additional Investment Information and Risk
  Factors..............................................          6
Investment Restrictions................................         10
Management of the Trust and the Portfolio..............         11
Shareholder Servicing..................................         13

                                                           PAGE

Purchase of Shares.....................................         14
Redemption of Shares...................................         15
Exchange of Shares.....................................         16
Dividends and Distributions............................         16
Net Asset Value........................................         16
Organization...........................................         17
Taxes..................................................         17
Additional Information.................................         19
Appendix...............................................         20

The JPM Pierpont International Equity Fund


INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who seek to diversify their investments by adding international equities. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio, diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. The Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these investments and investment techniques, see Investment Objective and Policies discussed below.


The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. Certain omnibus accounts require a minimum initial investment of $250,000. See Purchase of Shares. The minimum subsequent investment is $5,000. If a shareholder reduces his or her total investment in the Fund to less than the applicable minimum investment, the investment may be subject to mandatory redemption. See Redemption of Shares-- Mandatory Redemption by the Fund.



This Prospectus describes the financial history, investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates in a two-tier master-feeder investment fund structure. The Trustees believe that the Fund may achieve economies of scale over time by utilizing this investment structure.


The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases*............................................................    None
Sales Load Imposed on Reinvested Dividends..................................................    None
Deferred Sales Load.........................................................................    None
Redemption Fees.............................................................................    None
Exchange Fees...............................................................................    None


---------


* Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*


Advisory Fees.............................................................................    0.60%
Rule 12b-1 Fees...........................................................................    None
Other Expenses............................................................................    0.54%
                                                                                            ---------
Total Operating Expenses..................................................................    1.14%



* Fees and expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year. See Management of the Trust and the Portfolio.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


1 Year.......................................................................................  $      12
3 Years......................................................................................  $      36
5 Years......................................................................................  $      63
10 Years.....................................................................................  $     139



The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and the Shareholder Servicing Agreement, organization expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to FDI under the Co-Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The following selected data for a share outstanding for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.



                                                               FOR THE FISCAL YEAR ENDED OCTOBER 31
                                      ---------------------------------------------------------------------------------------
                                          1996           1995         1994         1993        1992        1991      1990(1)
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
 Net Asset Value, Beginning of
  Period............................  $  10.68       $  11.50       $  11.15    $   8.58     $  9.69     $  9.33    $ 10.00
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
 Income from Investment Operations:
   Net Investment Income............      0.12           0.09           0.05        0.01        0.04        0.11       0.05
   Net Realized and Unrealized Gain
    (Loss) on Investment and Foreign
    Currency Allocated..............      1.16          (0.42)          0.57        2.64       (1.11)       0.42      (0.72)
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
 Total from Investment Operations...      1.28          (0.33)          0.62        2.65       (1.07)       0.53      (0.67)
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
 Less Distributions:
   Net Investment Income............     (0.24)         --             (0.04)      (0.08)      (0.04)      (0.05)    -0-
   Net Realized Gain................     (0.34)         (0.49)         (0.23)     -0-         -0-          (0.12)    -0-
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
 Total Distributions to
  Shareholders......................     (0.58)         (0.49)         (0.27)      (0.08)      (0.04)      (0.17)    -0-
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
 Net Asset Value, End of Period.....  $  11.38       $  10.68       $  11.50    $  11.15     $  8.58     $  9.69    $  9.33
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
                                      ------------   ------------   ---------   ----------   ---------   --------   ---------
 Total Return.......................     12.31%         (2.71)%         5.73%      31.18%     (11.08)%      5.89%     (6.70)%
 Ratios and Supplemental Data:
   Net Assets, End of Period (In
    Thousands)......................  $200,720       $185,541       $210,435    $182,822     $41,484     $27,426    $19,358
   Ratio to Average Net Assets:
     Expenses.......................      1.14%          1.28%          1.38%       1.38%       1.38%       1.38%      1.36%
     Net Investment Income..........      1.00%          0.80%          0.46%       0.79%       1.03%       1.34%      1.49%
     Decrease Reflected in Expense
      Ratio due to Expense
      Reimbursement.................     --              0.00%(a)       0.07%       0.13%       0.45%       0.66%      1.52%
   Portfolio Turnover...............     --             --             --          34.15%*     30.12%      18.84%      0.00%


----------

(1) Commencement of Operations June 1, 1990. For the period, total return has not been annualized and ratios have been annualized.

(a) Less than 0.01%.

* 1993 Portfolio Turnover reflects the period November 1, 1992 to October 3, 1993. In October, 1993 the Fund contributed all of its investable assets to The Non-U.S. Equity Portfolio.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE



Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The use of the master-feed investment fund structure has been approved by the shareholders of the Fund. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.



In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.


The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index").

The Portfolio seeks to achieve its investment objective through country allocation, stock selection and management of currency exposure. Morgan uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the EAFE Index.


Based on fundamental research, quantitative valuation techniques, and experienced judgment, Morgan uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States by under- or over-weighing selected countries in the EAFE Index. Currently, Japan has the heaviest weighting in the EAFE Index and in the Portfolio. At October 31, 1996, the approximate Japan weighting was 38% in the EAFE Index and 33% in the Portfolio.


Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, Morgan selects the securities which appear the most attractive for the Portfolio. Morgan believes that under normal market conditions, economic sector weightings generally will be similar to those of the EAFE Index.

Finally, Morgan actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, Morgan will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors, and the judgment of a team of experienced currency managers. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

The Advisor intends to manage the Portfolio actively in pursuit of its investment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 57%.


EQUITY INVESTMENTS. In normal circumstances, Morgan intends to keep the Portfolio essentially fully invested with at least 65% of the value of its total assets in equity securities of foreign issuers consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio may also invest in securities of issuers located in developing countries. See Additional Investment Information and Risk Factors. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.


The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities, enter into forward contracts on foreign currencies and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

COMMON STOCK WARRANTS. The Portfolio may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income securities no interest accrues to the Portfolio until settlement. At the time of settlement a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.


REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3 of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year.


Loans of portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See Repurchase Agreements above. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.


FOREIGN INVESTMENT INFORMATION. The Portfolio invests primarily in foreign securities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Although the Portfolio invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of issuers in emerging markets countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.

For a discussion of investment risks associated with the general economic and political conditions in Japan, see Investment Objectives and Policies in the Statement of Additional Information.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.


Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.



REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See

Investment Restrictions for investment limitations applicable to reverse repurchase agreements and other borrowings. For more information, see Investment Objectives and Policies in the Statement of Additional Information.



ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for hedging purposes.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objectives and long-term investment perspective. The Portfolio may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. The money market investments permitted for these Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. The Portfolio may also invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements and other permitted borrowings which constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less certain liabilities; or (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of such borrowing.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.


Frederick S. Addy..................................  Former Executive Vice President and Chief
                                                     Financial Officer, Amoco Corporation

William G. Burns...................................  Former Vice Chairman of the Board and Chief
                                                     Financial Officer, NYNEX Corporation

Arthur C. Eschenlauer..............................  Former Senior Vice President, Morgan Guaranty
                                                     Trust Company of New York

Matthew Healey.....................................  Chairman and Chief Executive Officer;
                                                     Chairman, Pierpont Group, Inc.

Michael P. Mallardi................................  Former Senior Vice President, Capital
                                                     Cities/ABC, Inc. and President, Broadcast
                                                     Group


A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.


The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The

Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.


ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $190 billion (of which the Advisor advises over $30 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.


Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfolios of international equity securities on behalf of its clients since 1974. The portfolio managers making investments in international equity securities work in conjunction with Morgan's international equity analysts, as well as capital market, credit and economic research analysts, traders and administrative officers. The international equity analysts, located in London, Tokyo, Singapore and Melbourne, each cover a different industry, monitoring a universe of nearly 1,000 non-U.S. companies.


The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Paul A. Quinsee, Vice President (since April, 1993, employed by Morgan since February, 1992, previously Vice President, Citibank), Thomas P. Madsen, Managing Director (since April, 1993, employed by Morgan since prior to 1992) and Anne H. Richards, Vice President (since January, 1997, employed by Morgan since May, 1994, employed by Alliance Capital Ltd. from September, 1992 to April, 1994).


As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.60% of the Portfolio's average daily net assets.


Under separate agreements, Morgan also provides administrative and related services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio;
(iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.



For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI.



ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.



Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.



DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund and as exclusive placement agent for the Portfolio. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.



CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's and the Portfolio's Custodian and fund accounting and transfer agent and the Fund's dividend disbursing agent. State Street also keeps the books of account for the Fund and the Portfolio.



EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Administrator and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.



SHAREHOLDER SERVICING



Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution, which is a customer of Morgan (an "Eligible Institution"). The Fund pays Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.25% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.



The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES


METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.



The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of another Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.


PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.


To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for Fund shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.


ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.



Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.


REDEMPTION OF SHARES


METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.



A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions, and, subject to Further Redemption Information below, in any event are paid within seven days.



MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount for more than 30 days because of a redemption of shares, the Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more. Investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.


FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES


An investor may exchange shares from the Fund into any other JPM Pierpont Fund, JPM Institutional Fund or shares of JPM Series Trust without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Pierpont Funds.


Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distributions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfolio securities for the Portfolio.


The Fund computes its net asset value once daily at 4:00 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under Net Asset Value in the Statement of Additional Information.


ORGANIZATION


The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, seventeen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.


The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.


The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.


TAXES


The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. For the Fund to qualify as a regulated investment company, the Portfolio, in addition to other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.


If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by United States corporations.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.


Any gain or loss realized on the redemption or exchange of the Fund's shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.


The Fund is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations), or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative minimum tax liability.)

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Average, the Frank Russell Indexes, the EAFE Index, the Financial Time World Stock Index and other industry publications.


The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 521-5411.

APPENDIX

The Portfolio may (a) purchase exchange traded and over-the-counter (OTC) put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase put and call options on futures contracts on indexes of equity securities.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.


The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).


The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.



OPTIONS ON INDEXES. The Portfolio permitted to enter into options transactions may purchase put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.


For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be normally
is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolios' investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolios' use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                            ------------------------------------


                           The
                           JPM Pierpont
                           International
                           Equity Fund



NO DEALER, SALESMAN OR ANY OTHER PERSON HAS
BEEN AUTHORIZED TO GIVE ANY INFORMATION OR
TO MAKE ANY REPRESENTATIONS, OTHER THAN
THOSE CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED IN THIS
PROSPECTUS AND, IF GIVEN OR MADE, SUCH
OTHER INFORMATION OR REPRESENTATIONS MUST
NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.
THIS PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO
SELL OR A SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED HEREBY IN ANY
JURISDICTION TO ANY PERSON TO WHOM IT IS
UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR    PROSPECTUS
TO MAKE SUCH OFFER IN SUCH JURISDICTION.     FEBRUARY 28, 1997

PROS296-972

--------------------------------------------------------------------------------


PROSPECTUS
The JPM Pierpont Emerging Markets Equity Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 521-5411



The JPM Pierpont Emerging Markets Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of companies in emerging markets. It is designed for long-term investors who want to diversify their investments by adding exposure to the rapidly growing emerging markets.



The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").



UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE EMERGING MARKETS EQUITY PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 3.


The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 28, 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Funds Distributor, Inc. ("FDI"), 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds, or by calling (800) 221-7930.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS

                                                           PAGE
Investors for Whom the Fund is Designed................          1
Financial Highlights...................................          3
Special Information Concerning Investment Structure....          3
Investment Objective and Policies......................          5
Additional Investment Information and Risk
  Factors..............................................          6
Investment Restrictions................................         11
Management of the Trust and the Portfolio..............         11
Shareholder Servicing..................................         14
Purchase of Shares.....................................         14

                                                           PAGE

Redemption of Shares...................................         15
Exchange of Shares.....................................         16
Dividends and Distributions............................         16
Net Asset Value........................................         17
Organization...........................................         17
Taxes..................................................         18
Additional Information.................................         19
Appendix...............................................         20

The JPM Pierpont Emerging Markets Equity Fund


INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for long term investors who want to diversify their investments by adding exposure to the rapidly growing emerging markets. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Emerging Markets Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. The Portfolio's investments in securities of issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these investments and investment techniques, see Investment Objective and Policies discussed below.


The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment is $10,000. See Purchase of Shares. The minimum subsequent investment is $5,000. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment for more than 30 days, the investment may be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by the Fund.



This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates in a two-tier master-feeder investment fund structure. The Trustees believe that the Fund may achieve economies of scale over time by utilizing this investment structure.


The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases*............................................................    None
Sales Load Imposed on Reinvested Dividends..................................................    None
Deferred Sales Load.........................................................................    None
Redemption Fees.............................................................................    None
Exchange Fees...............................................................................    None


----------


* Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*


Advisory Fees.......................................................................................    1.00%
Rule 12b-1 Fees.....................................................................................    None
Other Expenses......................................................................................    0.69%
                                                                                                      ---------
Total Operating Expenses............................................................................    1.69%


----------


* Fees and expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year. See Management of the Trust and the Portfolio.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption
at the end of each time period:


1 Year.................................................................................................  $      17
3 Years................................................................................................  $      53
5 Years................................................................................................  $      92
10 Years...............................................................................................  $     200



The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and the Shareholder Servicing Agreement, organization expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to FDI under the Co-Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The following selected data for a share outstanding for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.


                                                                                                 FOR THE FISCAL
                                                                                             YEARS ENDED OCTOBER 31,
                                                                                             -----------------------
                                                                                           1996                   1995
                                                                                        ----------             ----------
 Net Asset Value, Beginning of Period............................................        $         9.65         $        12.43
                                                                                                -------                -------
 Income From Investment Operations:
   Net Investment Income.........................................................                  0.08                   0.05
   Net Realized and Unrealized Gain (Loss) on Investment and Foreign Currency....                  0.53                ) (2.66
                                                                                                -------                -------
 Total From Investment Operations................................................                  0.61                ) (2.61
                                                                                                -------                -------
 Less Distributions to Shareholders from
   Net Investment Income.........................................................               ) (0.08                ) (0.03
   Net Realized Gain.............................................................                    --                ) (0.14
                                                                                                -------                -------
 Total Distributions to Shareholders.............................................               ) (0.08                ) (0.17
                                                                                                -------                -------
 Net Asset Value, End of Period..................................................        $        10.18         $         9.65
                                                                                                -------                -------
                                                                                                -------                -------
 Total Return....................................................................                 6.31%                )(21.15%
 Ratios and Supplemental Data:
   Net Assets at end of Period (In Thousands)....................................        $       59,107         $       49,295
   Ratios to Average Net Assets:
     Expenses....................................................................               %  1.69                %  1.80
     Net Investment Income.......................................................               %  0.68                %  0.55
     Decrease Reflected in Expense Ratio due to Expense Reimbursement............                    --                     --


                                                                                       FOR THE PERIOD
                                                                                     NOVEMBER 15, 1993
                                                                                          THROUGH
                                                                                    OCTOBER 31, 1994(1)
                                                                                   ----------------------
 Net Asset Value, Beginning of Period............................................        $ 10.00
                                                                                         -------
 Income From Investment Operations:
   Net Investment Income.........................................................           0.02
   Net Realized and Unrealized Gain (Loss) on Investment and Foreign Currency....           2.41
                                                                                         -------
 Total From Investment Operations................................................           2.43
                                                                                         -------
 Less Distributions to Shareholders from
   Net Investment Income.........................................................             --
   Net Realized Gain.............................................................             --
                                                                                         -------
 Total Distributions to Shareholders.............................................             --
                                                                                         -------
 Net Asset Value, End of Period..................................................        $ 12.43
                                                                                         -------
                                                                                         -------
 Total Return....................................................................          24.30%(a)
 Ratios and Supplemental Data:
   Net Assets at end of Period (In Thousands)....................................        $53,431
   Ratios to Average Net Assets:
     Expenses....................................................................           1.84%(b)
     Net Investment Income.......................................................           0.25%(b)
     Decrease Reflected in Expense Ratio due to Expense Reimbursement............           0.12%(b)


---------

(1) Commencement of Operations November 15, 1993.

(a) Not annualized.

(b) Annualized.


SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE



Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.


The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to achieve a high total return from a portfolio of equity securities of companies in emerging markets. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all its investable assets in The Emerging Markets Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for long-term investors who want exposure to the rapidly growing emerging markets. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses and may be more volatile than investments in the developed markets of the world. See Additional Investment Information and Risk Factors.

The Advisor considers "emerging markets" to be any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom and United States. The Portfolio will focus its investments in those emerging markets countries which it believes have strongly developing economies and in which the markets are becoming more sophisticated.

A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iv) has at least 50% of its assets located in emerging markets.

The Advisor seeks to achieve the Portfolio's investment objective by a disciplined process of country allocation and company selection. Based on fundamental research, quantitative analysis, and experienced judgment, the Advisor identifies those countries where economic and political factors, including currency movements, are likely to produce above-average returns. Based on their relative value, the Advisor then selects those companies in each country's major industry sectors which it believes are best positioned and managed to take advantage of these economic and political factors.

The Portfolio's investments are primarily denominated in foreign currencies but it may also invest in securities denominated in the U.S. dollar or multinational currency units such as the ECU. The Advisor will not routinely attempt to hedge the Portfolio's foreign currency exposure. However, the Advisor may from time to time engage in foreign currency exchange transactions if, based on fundamental research, technical factors, and the judgment of experienced currency managers, it believes the transactions would be in the Portfolio's best interest. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.

The Advisor intends to manage the Portfolio actively in pursuit of its investment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 31%.


EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its total assets in equity securities of companies in emerging markets consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of established companies in the emerging markets countries the Advisor has identified as attractive. The assets of the Portfolio ordinarily will be invested in the securities of issuers in at least three different countries considered to be emerging markets. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on foreign or domestic securities exchange and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

Certain emerging markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the Investment Company Act of 1940, as amended (the "1940"
Act)--that is, the Portfolio may invest up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. As a shareholder in an investment fund, the Portfolio would bear its share of that investment fund's expenses, including its advisory and administration fees. At the same time the Portfolio and the Fund would continue to pay their own operating expenses.


The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the Portfolio may use options on securities and indexes of securities indexes, futures contracts and options on futures contracts for hedging and risk management purposes. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

COMMON STOCK WARRANTS. The Portfolio may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income securities no interest accrues to the Portfolio until settlement. At the time of settlement a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.


REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year.


Loans of portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See Repurchase Agreements above. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.



REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See Investment Restrictions for investment limitations applicable to reverse repurchase agreements and other borrowings. For more information, see Investment Objective and Policies in the Statement of Additional Information.


INVESTING IN EMERGING MARKETS. The Portfolio invests primarily in equity securities of companies in emerging markets. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers described herein to a heightened degree.

OTHER FOREIGN INVESTMENT INFORMATION. Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to these Portfolios by domestic companies.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

The Portfolio invests primarily in equity securities of companies in emerging markets countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign currencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.


Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.



ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for both hedging and risk management purposes although not for speculation.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspective. The Portfolio may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. The Portfolio may also invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) borrow money except that the Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings), or (iii) issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.


Frederick S. Addy..................................  Former Executive Vice President and Chief
                                                     Financial Officer, Amoco Corporation
William G. Burns...................................  Former Vice Chairman of the Board and Chief
                                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer..............................  Former Senior Vice President, Morgan Guaranty
                                                     Trust Company of New York
Matthew Healey.....................................  Chairman and Chief Executive Officer;
                                                     Chairman, Pierpont Group, Inc.
Michael P. Mallardi................................  Former Senior Vice President, Capital
                                                     Cities/ABC, Inc. and President, Broadcast
                                                     Group


A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and

Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.


The Portfolio and the Trust have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.



ADVISOR. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $190 billion (of which the Advisor advises over $30 billion). Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.


Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfolios of emerging markets equity securities on behalf of its clients since 1990. The portfolio managers making investments in emerging markets work in conjunction with Morgan's emerging markets research analysts, as well as capital market, credit and economic research analysts, traders and administrative officers. The equity research analysts, located in New York, London and Singapore, each cover a different industry, monitoring a universe of approximately 900 companies in emerging markets countries.


The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Douglas J. Dooley, Managing Director (since November, 1993, employed by Morgan since prior to 1992) and Satyen Mehta, Vice President (since November, 1993, employed by Morgan since prior to 1992); and Alejandro J. Baez-Sacasa, Vice President (since April, 1995, employed by Morgan since prior to 1992).


As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 1.00% of the Portfolio's average daily net assets. While the advisory fee for the Portfolio is higher than that of most investment companies, it is similar to the advisory fees of other emerging market funds.

Under separate agreements, Morgan also provides administrative and related services to the Fund and the Portfolio and shareholder services to shareholders of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.



CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio;
(iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.



For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI.



ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.



Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.



DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund and as exclusive placement agent for the Portfolio. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.



CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's and the Portfolio's custodian and fund accounting and transfer agent and the Fund's dividend disbursing agent. State Street also keeps the books of account for the Fund and the Portfolio.



EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Administrator and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws, custodian fees and brokerage expenses.

SHAREHOLDER SERVICING


Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution"). The Fund pays Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.25% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.



The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 521-5411.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES


METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.



The Fund requires a minimum initial investment of $100,000, except that for investors who were shareholders of another Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.


PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call

J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for Fund shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.



ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.



Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.


REDEMPTION OF SHARES


METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.



A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions and, subject to Further Redemption Information, in any event are paid within seven days.



MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount for more than 30 days because of a redemption of shares, the Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more. Investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES


An investor may exchange shares from the Fund into any other JPM Pierpont Fund, JPM Institutional Fund or shares of JPM Series Trust without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Pierpont Funds.


Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distributions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfolio securities for the Portfolio.


The Fund computes its net asset value once daily at 4:00 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under Net Asset Value in the Statement of Additional Information.


ORGANIZATION


The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, seventeen series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.


The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.


The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

TAXES


The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.



The Trust intends to qualify the Fund as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. For the Fund to qualify as a regulated investment company, the Portfolio, in addition to other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.


If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund will not qualify for the dividendsreceived deduction because the income of the Fund will not consist of dividends paid by United States corporations.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.


Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

The Fund is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations), or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative minimum tax liability.)

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poors 500 Composite Stock Price Index, the Dow Jones Average, the Frank Russell Indexes, the Morgan Stanley Capital International Emerging Markets Free Index, the Financial Times World Stock Index and other industry publications.


The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 521-5411.

APPENDIX

The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter (OTC) put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities.

The Portfolio may use futures contracts and options for hedging and risk management purposes. See Risk Management in the Statement of Additional Information. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of the Portfolio.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying in strument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                            ------------------------------------


                           The
                           JPM Pierpont
                           Emerging Markets
                           Equity Fund



NO DEALER, SALESMAN OR ANY OTHER PERSON HAS
BEEN AUTHORIZED TO GIVE ANY INFORMATION OR
TO MAKE ANY REPRESENTATIONS, OTHER THAN
THOSE CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED IN THIS
PROSPECTUS AND, IF GIVEN OR MADE, SUCH
OTHER INFORMATION OR REPRESENTATIONS MUST
NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.
THIS PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO
SELL OR A SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED HEREBY IN ANY
JURISDICTION TO ANY PERSON TO WHOM IT IS
UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR    PROSPECTUS
TO MAKE SUCH OFFER IN SUCH JURISDICTION.     FEBRUARY 28, 1997

PROS235-972

PROSPECTUS



THE JPM PIERPONT GLOBAL STRATEGIC INCOME FUND
60 STATE STREET
BOSTON, MASSACHUSETTS 02109
FOR INFORMATION CALL (800) 521-5411


The investment objective of The JPM Pierpont Global Strategic Income Fund (the "Fund") is high total return from a portfolio of fixed income securities of foreign and domestic issuers. THE FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE GLOBAL STRATEGIC INCOME PORTFOLIO (THE "PORTFOLIO"), WHICH HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE ON PAGE 2.


The Portfolio invests primarily in the following sectors of the fixed income market: mortgage-backed securities and direct mortgage obligations; below investment grade debt obligations of U.S. and non-U.S. issuers; investment grade U.S. dollar-denominated debt obligations of U.S. and non-U.S. issuers; investment grade non-dollar denominated debt obligations of non-U.S. issuers; and obligations of emerging market issuers.


THE PORTFOLIO INVESTS IN LOWER QUALITY DEBT INSTRUMENTS ("JUNK BONDS"), WHICH ARE SUBJECT TO HIGHER RISKS OF UNTIMELY INTEREST AND PRINCIPAL PAYMENTS, DEFAULT AND PRICE VOLATILITY THAN HIGHER QUALITY SECURITIES AND MAY PRESENT LIQUIDITY AND VALUATION PROBLEMS. THE PORTFOLIO'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS, INCLUDING ISSUERS IN EMERGING MARKETS, INVESTMENTS IN UNRATED AND LOWER RATED DEBT OBLIGATIONS AND INVESTMENTS DENOMINATED OR QUOTED IN FOREIGN CURRENCIES, AS WELL AS THE PORTFOLIO'S USE OF INTEREST RATE AND CURRENCY MANAGEMENT TECHNIQUES, ENTAIL RISKS IN ADDITION TO THOSE THAT ARE CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES OF U.S. ISSUERS. INVESTMENTS IN DIRECTLY PLACED MORTGAGES AND MORTGAGE-BACKED SECURITIES MAY SUBJECT THE PORTFOLIO TO SOME OF THE RISKS ASSOCIATED WITH INVESTMENTS IN REAL ESTATE. INTEREST RATE AND CURRENCY MANAGEMENT TECHNIQUES MAY BE UNAVAILABLE OR INEFFECTIVE IN MITIGATING RISKS INHERENT IN THE PORTFOLIO. THE FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT A HIGH DEGREE OF RISK AND IS NOT SUITABLE FOR ALL INVESTORS.


The Fund is a series of The JPM Pierpont Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 28, 1997, as amended or supplemented from time to time. This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor or by calling (800) 221-7930. The Fund's Distributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Pierpont Funds.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF AN INVESTMENT IN THE FUND MAY FLUCTUATE AND MAY, AT THE TIME IT IS REDEEMED, BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS

                                                           Page


Expense Table............................................. 1

Information About the Master-Feeder Structure............. 2

Who May Be a Suitable Investor in the Fund................ 2

Investment Objective and Policies......................... 3

Additional Investment Practices and Risks................. 4


Management of the Fund and Portfolio......................12

Shareholder Inquiries and Services........................14

Purchase of Shares........................................14

Redemption of Shares......................................16

Exchange of Shares........................................16

Dividends and Distributions...............................16

Net Asset Value...........................................17

Taxes.....................................................17

Organization..............................................18

Additional Information....................................18

THE JPM PIERPONT GLOBAL STRATEGIC INCOME FUND


EXPENSE TABLE


An investment in the Fund is not subject to any sales charges or redemption fees. Operating expenses described below include the expenses of both the Fund and the Portfolio. The Trustees believe that the Fund's operating expenses are approximately equal to or less than would be the case if the Fund invested its assets directly in securities instead of investing all of its investable assets in the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases(1)...................... None
Sales Charge Imposed on Reinvested Distributions.................. None
Deferred Sales Load............................................... None
Redemption Fees................................................... None
Exchange Fee...................................................... None


ANNUAL OPERATING EXPENSES(2)

Advisory Fees..................................................... 0.45%
Rule 12b-1 Fees................................................... None
Other Expenses (after expense limitation)......................... 0.70%
                                                                   ----
Total Operating Expenses (after expense limitation)............... 1.15%
                                                                   ====


(1) Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.


(2) These expenses are based on the estimated expenses and estimated average net assets for the Fund's first fiscal year, and through November 30, 1997, after applicable expense limitation. Without such expense limitation, the estimated Other Expenses and Total Operating Expenses would be equal on an annual basis to 0.74% and 1.19%, respectively, of the average daily net assets of the Fund.

EXAMPLE

An investor would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period. (The Fund's minimum initial investment is greater than $1,000.)

1 Year............................................................ $12

3 Years........................................................... $37



The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Fund bear. For a complete description of contractual arrangements and other expenses applicable to the Fund and the Portfolio, see Management of the Fund and Portfolio and Shareholder Inquiries and Services -- Shareholder Servicing. THE EXAMPLE IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OR EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE


The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has an identical investment objective. The Fund is a feeder fund and the Portfolio is the master fund in a so-called master-feeder structure.


In addition to the Fund, other feeder funds may invest in the Portfolio, and information about these other feeder funds is available from the Fund's Distributor. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different performance results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Board of Trustees of the Portfolio approves a change to the investment objective of the Portfolio that is not approved by the Fund's Board of Trustees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment advisor or find a substitute master fund. Withdrawal of the Fund's interest in the Portfolio might cause the Fund to incur expenses it would not otherwise be required to pay.


If the Fund is requested to vote on a matter affecting the Portfolio, the Fund will call a meeting of its shareholders to vote on the matter. The Fund will vote on any matter at the meeting of the Portfolio's investors in the same proportion that the Fund's shareholders voted on the matter. The Fund will vote the shares held by Fund shareholders who do not vote in the same proportion as the shares of Fund shareholders who do vote.


WHO MAY BE A SUITABLE INVESTOR IN THE FUND


An investment in the Fund may offer greater potential for gains and losses but may be more volatile than an investment in a fund investing primarily in U.S. investment grade fixed income securities. THE FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT A HIGH DEGREE OF RISK AND IS NOT SUITABLE FOR ALL INVESTORS. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


Investments in high yield and emerging markets securities may be considered speculative and involve risks not associated with investments in higher-rated securities. Investments in securities of foreign issuers, including issuers in emerging markets, investments in unrated and lower rated debt obligations and investments denominated or quoted in foreign currencies, as well as the Portfolio's use of interest rate and currency management techniques, entail risks in addition to those that are customarily associated with investing in dollar-denominated fixed income securities of U.S. issuers. Investments in directly placed mortgages and mortgage-backed securities may subject the Portfolio to some of the risks associated with investments in real estate. Interest rate and currency management techniques may be unavailable or ineffective in mitigating risks inherent in the Portfolio. The Fund may not be able to achieve its investment objective.

INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the investment policies and risks of the Portfolio.


PRIMARY INVESTMENTS. The Portfolio invests primarily in the following sectors of foreign and domestic fixed income markets: mortgage-backed securities and direct mortgage obligations; below investment grade debt obligations of U.S. and non-U.S. issuers; investment grade U.S. dollar-denominated debt obligations of U.S. and non-U.S. issuers; investment grade non-dollar denominated debt obligations of non-U.S. issuers; and obligations of emerging markets issuers. Within such sectors, the Portfolio may invest in a broad range of issuers and securities with varying maturities. Under normal market conditions, substantially all and at least 65% of the Portfolio's total assets will be invested in fixed income securities in at least three countries, including the United States.


The Portfolio may invest up to 60% of its assets in fixed income securities rated below investment grade by one or more internationally recognized rating agencies such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or in unrated securities determined to be of comparable credit quality by the Advisor. The Portfolio will not invest in securities rated below B by S&P or Moody's. The Portfolio is not required to dispose of securities whose ratings fall below B. Below investment grade securities, commonly called "junk bonds," are considered speculative and include securities that are unrated or in default. See Additional Investment Practices and Risks.


The Portfolio's non-U.S. investments include obligations of government and corporate issuers in developed and emerging markets. These securities may be denominated in foreign currencies or the U.S. dollar. The Portfolio generally attempts to hedge into the U.S. dollar the currency risks resulting from its investments in securities denominated in currencies of developed countries. The Portfolio will not routinely hedge the currency exposure resulting from its emerging market investments. The Advisor may from time to time decide to maintain unhedged foreign currency positions in any currency or engage in foreign currency transactions if the Advisor believes the foreign currency exposure or transaction will benefit the Portfolio.


HOW INVESTMENTS ARE SELECTED. The Portfolio seeks to achieve its objective through sector allocation and security selection. Under normal circumstances, the Portfolio allocates its assets among the market sectors described above on the basis of relative investment opportunities. Using a variety of analytical tools and based on experienced judgment, the Advisor assesses the relative attractiveness of each market sector and seeks to optimize the allocation among them. Specific securities within the sectors which the Advisor believes are undervalued are selected for purchase using fundamental and quantitative analysis, analysis of credit and liquidity risk, the expertise of a dedicated trading desk and the judgment of fixed income portfolio managers and analysts specializing in each market sector.

The Portfolio's duration will generally be approximately equal to the duration of the Lehman Brothers Aggregate Bond Index (the "Index"). In addition to securities selection, the Advisor may use futures contracts to adjust the Portfolio's duration. Currently the Index's duration is approximately four and one-half years. The maturities of the securities in the Portfolio may vary widely, however.

Duration is a measure of the weighted average maturity of the debt obligations held by the Portfolio and the sensitivity of the Portfolio's market value to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive it will be to changes in interest rates.

ADDITIONAL INVESTMENT PRACTICES AND RISKS


Investments in fixed income securities entail certain risks, including adverse income and principal value fluctuations associated with general economic conditions affecting the fixed income securities markets, as well as adverse interest rate changes and volatility of yields. The value of fixed income securities generally will increase when interest rates decline and decline as interest rates increase. As a result of this price volatility, an investment in the Fund could go down in value.


INVESTMENT IN LOWER RATED FIXED INCOME SECURITIES. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's credit analysis.


Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value.


MORTGAGES AND MORTGAGE-BACKED SECURITIES. Mortgages are debt instruments secured by real property. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgages and mortgage-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate and thus impair the Portfolio's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities and prevent the Portfolio from taking advantage of such higher yields. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Advisor.

The Portfolio may invest in publicly and privately issued mortgage-backed securities including mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including but not limited to Government National Mortgage Association ("Ginnie Mae"), Federal

National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae securities and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.

The Portfolio may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Portfolio does not intend to purchase residual interests in REMICs.


Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

The directly placed mortgages in which the Portfolio invests may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, and acquires a direct interest in the real property, the Portfolio will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Advisor. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.


MORTGAGE DOLLAR ROLLS. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Advisor's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed.

CORPORATE FIXED INCOME SECURITIES. The Portfolio may invest in publicly and privately issued debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.


The Portfolio may purchase privately issued corporate fixed income securities pursuant to Rule 144A of the Securities Act of 1933 ("Rule 144A") or pursuant to a directly negotiated agreement between the investors, including the Portfolio, and the corporate issuer. At times, the Portfolio may be the only investor in a privately issued fixed income security, or one of only a few institutional investors. In this circumstance, there may be restrictions on the Portfolio's ability to resell the privately issued fixed income security that result from contractual limitations in the offering agreement and a limited trading market. The Advisor will monitor the liquidity of privately issued fixed income securities in accordance with guidelines established by the Advisor and monitored by the Trustees. See Restricted and Illiquid Securities.

ASSET-BACKED SECURITIES. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility.


INVESTING IN FOREIGN SECURITIES. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. In addition to changes affecting securities markets generally, these investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to these investments and in exchange control regulations (e.g., currency blockage). Transaction costs for foreign securities may be higher than those for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, these procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in certain foreign countries.


CURRENCY RISKS. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currencies in which the Portfolio's investments are denominated relative to the U.S. dollar will affect the Portfolio's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.


The Portfolio may invest any portion of its assets in securities denominated in a particular currency. The portion of the Portfolio's assets invested in securities denominated in non-U.S. currencies will vary depending on market conditions. The Portfolio may enter into forward foreign currency exchange contracts in order to manage its foreign currency exposure.


INVESTING IN EMERGING MARKETS. Investing in the securities of emerging market issuers involves considerations and potential risks not typically associated with investing in the securities of issuers in the United States and other developed countries.


MARKET CHARACTERISTICS. The fixed income securities markets of emerging countries generally have substantially less volume than the markets for similar securities in the United States and may not be able to absorb, without price disruptions, a significant increase in trading volume or trade size. Additionally, market making activities may be less extensive in such markets, which may contribute to increased volatility and reduced liquidity in those markets. The less liquid the market, the more difficult it may be for the Portfolio to accurately price its portfolio securities or to dispose of such securities at the times determined to be appropriate. The risks associated with reduced liquidity may be particularly acute to the extent that the Fund needs cash to meet redemption requests, to pay dividends and other distributions or to pay expenses.


Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.


ECONOMIC, POLITICAL AND SOCIAL FACTORS. Emerging markets may be subject to a greater degree of economic, political and social instability that could significantly disrupt the principal financial markets than are markets in the United States and in other developed countries. Such instability may result from among other things: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in government through extraconstitutional means; (ii) popular unrest associated with demands for improved economic, political and social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Many emerging markets have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging markets are vulnerable to weakness in world prices for their commodity exports. The economies of emerging markets may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

RESTRICTIONS ON INVESTMENT AND REPATRIATION. Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Portfolio.


SOVEREIGN FIXED INCOME SECURITIES. The Portfolio may invest in fixed income securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. Investment in sovereign fixed income securities involves special risks not present in corporate fixed income securities. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.


A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.


BRADY BONDS. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. The Portfolio may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

CONVERTIBLE SECURITIES. Convertible securities in which the Portfolio may invest consist of bonds, notes, debentures and preferred stocks. Convertible debt securities and preferred stock acquired by the Portfolio will entitle the Portfolio to exchange such instruments for common stock of the issuer at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Portfolio accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting shares of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses.


MONEY MARKET INSTRUMENTS. Under normal market conditions, the Portfolio will purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. These money market instruments include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, any foreign government or any of its political subdivisions, commercial paper, bank obligations, repurchase agreements and other fixed income securities of U.S. and foreign issuers. If a repurchase agreement counterparty defaults on its obligations, the Portfolio may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral to recover its investment.


RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may acquire securities that have restrictions on their resale (restricted securities) or securities for which there is a limited trading market which the Advisor may determine are illiquid. However, the Portfolio may not purchase an illiquid security if, as a result, more than 15% of the Portfolio's net assets would be invested in illiquid investments. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, illiquid securities may be more difficult to value due to the unavailability of reliable broker quotes for these securities. The Portfolio may experience delays in disposing of illiquid securities and this may have an adverse effect on the ability of the Fund to meet redemptions in an orderly manner. The Portfolio may purchase restricted securities that are eligible for resale to qualified institutional buyers pursuant to Rule 144A. Restricted securities eligible for resale under Rule 144A may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. The Portfolio may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.


DERIVATIVE INSTRUMENTS. The Portfolio may purchase derivative securities to enhance return and enter into derivative contracts to hedge against fluctuations in securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income holdings or as a substitute for the purchase or sale of securities or currency. The Portfolio's investments in derivative securities may include structured securities.


All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to unanticipated adverse changes in interest rates, securities prices or currency exchange rates. The loss on derivative contracts (other than purchased options) may substantially exceed the Portfolio's initial investment in these contracts. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio.


STRUCTURED SECURITIES. The Portfolio may invest in structured securities, including currency linked securities. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other financial indicators (reference prices). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in currency exchange rates and other reference prices.

DERIVATIVE CONTRACTS. The Portfolio may purchase and sell a variety of derivative contracts, including futures contracts on securities, indices or currency; options on futures contracts; options on securities, indices or currency; forward contracts to purchase or sell securities or currency; and interest rate and currency swaps. The Portfolio incurs liability to a counterparty in connection with transactions in futures contracts, forward contracts and swaps and in selling options. The Portfolio pays a premium for purchased options. In addition, the Portfolio incurs transaction costs in opening and closing positions in derivative contracts.


RISKS ASSOCIATED WITH DERIVATIVE SECURITIES AND CONTRACTS. The risks associated with the Portfolio's transactions in derivative securities and contracts may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk, and liquidity and valuation risk.

MARKET RISK. Investments in structured securities are subject to the market risks described above. Entering into a derivative contract involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative contracts other than purchased options, this loss may substantially exceed the amount of the initial investment made or the premium received by the Portfolio.


LEVERAGE AND VOLATILITY RISK. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Portfolio. If the Portfolio enters into futures contracts, writes options or engages in certain foreign currency exchange transactions, it is required to maintain a segregated account consisting of cash or liquid assets, hold offsetting portfolio securities or cover written options which may partially offset the leverage inherent in these transactions.

CORRELATION RISK. The Portfolio's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Portfolio's assets.

CREDIT RISK. Derivative securities and over-the-counter derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.


LIQUIDITY AND VALUATION RISK. Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of extreme market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Portfolio's ability to terminate over-the-counter derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty. Segregation of a large percentage of assets could impede portfolio management or the ability to meet redemption requests.


PORTFOLIO SECURITIES LOANS. The Portfolio may lend portfolio securities with a value up to one-third of its total assets. Each loan must be fully collateralized by cash or other eligible assets. The Portfolio may pay reasonable fees in connection with securities loans. The Advisor will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.


BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may (1) borrow money from banks solely for temporary or emergency (but not for leverage) purposes and
(2) enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings). For the purposes of the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.


SHORT-TERM TRADING. The Portfolio will sell a portfolio security without regard to the length of time such security has been held if, in the Advisor's view, the security meets the criteria for sale. The annual portfolio turnover rate of the Portfolio is generally not expected to exceed 300%. A high portfolio turnover rate involves higher transaction costs to the Portfolio in the form of dealer spreads. This policy is subject to certain requirements for qualification of the Fund as a regulated investment company under the Code.


INVESTMENT POLICIES AND RESTRICTIONS. Except as otherwise stated in this Prospectus or the Statement of Additional Information, the Fund's and the Portfolio's investment objective, policies and restrictions are not fundamental and may be changed without shareholder approval. The Portfolio is diversified and therefore may not, with respect to 75% of its total assets (i) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or (2) acquire more than 10% of the outstanding voting securities of any one issuer. The Portfolio will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. For purposes of this limitation, the staff of the Securities and Exchange Commission (the "SEC") considers (a) all supranational organizations as a group to be a single industry and (b) each foreign government and its political subdivisions to be a single industry.


MANAGEMENT OF THE FUND AND PORTFOLIO


TRUSTEES. The Trustees of the Trust and the Portfolio decide upon matters of general policy and review the actions of Morgan and other service providers. The Trustees of the Trust and the Portfolio are identified below. A majority of the non-interested Trustees have adopted written procedures to deal with any potential conflicts of interest that may arise because the same persons are Trustees of both the Trust and the Portfolio.

Frederick S. Addy . . . . . . .  Former Executive Vice President and Chief
                                 Financial Officer, Amoco Corporation

William G. Burns  . . . . . . .  Former Vice Chairman of the Board and
                                 Chief Financial Officer, NYNEX Corporation

Arthur C. Eschenlauer . . . . .  Former Senior Vice President, Morgan
                                 Guaranty Trust Company of New York


Matthew Healey  . . . . . . . .  Chairman and Chief Executive Officer of
                                 the Trust and the Portfolio; Chairman,
                                 Pierpont Group, Inc.

Michael P. Mallardi . . . . . .  Former Senior Vice President, Capital
                                 Cities/ABC, Inc. and President, Broadcast
                                 Group

ADVISOR. The Fund has not retained the services of an investment advisor because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as investment advisor. Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments.


Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion).

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. The following persons have been primarily responsible for the day-to-day management and implementation of Morgan's investment process for the Portfolio since its inception (business experience for the past five years is indicated parenthetically): Gerard W. Lillis, Managing Director (employed by Morgan since prior to 1992) and Mark E. Smith, Vice President (employed by Morgan since prior to 1992).

As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee which is computed daily and may be paid monthly at the annual rate of 0.45% of the Portfolio's average daily net assets. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.


CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio;
(iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.


For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Portfolio, and certain other registered investment companies subject to similar agreements with FDI.


ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.


Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio, the other portfolios in which series of the Trust or The JPM Institutional Funds invest and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.


DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


FUND SERVICES AGREEMENTS. Pursuant to Fund Services Agreements with the Trust and the Portfolio, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, assists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust and the Portfolio. PGI provides these services for a fee approximating its reasonable cost.


CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian, fund accounting and transfer agent for the Fund and the Portfolio and as the Fund's dividend disbursing agent. State Street keeps the books of account for the Fund and the Portfolio.


EXPENSES. In addition to the fees payable to the service providers identified above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, interest, taxes and extraordinary expenses (such as for litigation). For the Fund, such expenses also include printing and mailing reports, notices and proxy statements to shareholders and registration and filing fees under federal and state securities laws, respectively. For the Portfolio, such expenses also include brokerage expenses and registration fees under foreign securities laws.


Morgan has agreed that it will, at least through November 30, 1997, maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 1.15% of the Fund's average daily net assets. This expense limitation does not cover extraordinary expenses during the period.

SHAREHOLDER INQUIRIES AND SERVICES

Shareholders may call J.P. Morgan Funds Services at (800) 521-5411 for information about the Fund and assistance with shareholder transactions.


SHAREHOLDER SERVICING. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Institution), provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the maintenance of accurate account records; processing orders to purchase and redeem shares of the Fund; and responding to shareholder inquiries. The Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.25% of the average daily net assets of the Fund.


The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES


METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.


MINIMUM INVESTMENT REQUIREMENTS. The Fund requires a minimum initial investment of $100,000 except that for investors who were shareholders of another JPM Pierpont Fund as of September 29, 1995, the minimum initial investment in the Fund is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum initial investment requirements may be waived for certain investors, including investors for whom the

Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Fund, other JPM Pierpont Funds or with the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Fund.


PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.


To purchase Fund shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser becomes a holder of record on the next business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.


ELIGIBLE INSTITUTIONS. Shares may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.


Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

REDEMPTION OF SHARES


METHOD OF REDEMPTION. To redeem Fund shares, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share ("NAV"). See Net Asset Value.

A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Cash proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions and, subject to further redemption information below, in any event are paid within seven days.


OTHER REDEMPTION PROCESSING INFORMATION. Redemption requests may not be processed if the redemption request is not submitted in proper form. To be in proper form the Fund must have received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC.


MANDATORY REDEMPTION. If a redemption of shares reduces the value of a shareholder's account balance below the required initial minimum investment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An account will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60-day period to increase the account balance to the required minimum investment amount.

EXCHANGE OF SHARES


Shares of the Fund may be exchanged for shares of any of The JPM Pierpont Funds, The JPM Institutional Funds or JPM Series Trust at net asset value without a sales charge. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. After the exchange, shareholders must meet the minimum investment requirements for the fund in which they are then investing. An exchange is a redemption of shares from one fund and a purchase of shares in another and is therefore a taxable transaction that may have tax consequences. The Fund reserves the right to discontinue, alter or limit the exchange privilege at any time. Exchanges are available only in states where an exchange may legally be made.

DIVIDENDS AND DISTRIBUTIONS


Income dividends for the Fund are declared and paid at least annually. Realized net capital gains will be distributed at least annually. The Fund may also declare additional dividends from net investment income or capital gains in a given year to the extent necessary to avoid the imposition of federal income or excise tax on the Fund. Dividends and distributions will be payable to shareholders of record on the record date. The Fund's dividends and distributions are paid in additional Fund shares unless the shareholder elects to have them paid in cash. The tax treatment of dividends and distributions is the same whether they are paid in shares or cash. Cash dividends and distributions are either (1) credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, paid by a check mailed in accordance with the client's instructions.

NET ASSET VALUE


The Fund computes its NAV at 4:15 p.m. New York time on each business day. The NAV is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of outstanding shares.

TAXES


The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.


Dividends paid by the Fund from net investment income, certain foreign currency gains, and the excess of net short-term capital gain over net long-term capital loss will be taxable to its shareholders as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss and designated as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. The Fund's dividends and distributions will generally not qualify for the corporate dividends-received deduction under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the Fund.


The Portfolio anticipates that it may be required to pay foreign taxes on its income from certain foreign investments, which will reduce its return from those investments. The Fund may elect to pass through qualifying foreign taxes to its shareholders. If this election is made, shareholders will then include their share of such taxes in income (in addition to actual dividends and distributions) and may be entitled, subject to applicable limitations, to a corresponding federal income tax credit or deduction. The Fund will provide appropriate information to shareholders if this election is made.


Investors should consider the adverse tax implications of buying shares before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

Redemptions of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss and may be subject to special tax rules if the redeemed shares were held less than six months or if a reinvestment occurs. Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions and redemptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

In addition to federal taxes, a shareholder may be subject to state, local or other taxes on Fund distributions, redemptions or exchanges of shares of the Fund, or the value of their Fund investment. Shareholders are urged to consult their own tax advisors concerning specific questions about federal, state, local or other taxes.

ORGANIZATION

The Trust was organized on November 4, 1992 as a Massachusetts business trust. The Trust currently has 17 series of shares, including the Fund, that are offered to the public.


Shareholders of the Fund are entitled to one full or fractional vote for each share of the Fund. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of shareholders to the extent required by the

Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

ADDITIONAL INFORMATION


THE LEHMAN BROTHERS AGGREGATE BOND INDEX. The Index is a widely recognized measure of the aggregate U.S. bond market and represents an unmanaged portfolio of fixed income securities. The Index represents approximately 4,000 investment grade corporate, government, and mortgage-backed securities weighted by the market value of each security.


SHAREHOLDER REPORTS AND CONFIRMATIONS. The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly statements reflecting all account activity.

TELEPHONE TRANSACTIONS. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by telephone and reasonably believed by the Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Fund will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification numbers and tape recording telephone instructions. If these procedures are not followed, the Fund, Morgan, the investor's Eligible Institution or the Distributor may be liable for any losses resulting from unauthorized or fraudulent instructions.

PERFORMANCE ADVERTISING. The Fund may advertise historical performance information and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Fund may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of the Fund will fluctuate over time and should not be considered a representation of the Fund's performance in the future.


The Fund may advertise its yield. Yield reflects the Fund's rate of income on portfolio investments as a percentage of its NAV. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the NAV on the last day of that period. Yield is calculated by accounting methods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on the Fund's shares may not equal the income paid on these shares or the income reported in the Fund's financial statements.


Performance information may be obtained by calling Morgan at (800) 521-5411.

THE
JPM
PIERPONT
GLOBAL
STRATEGIC
INCOME
FUND



























NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.


PROS200-972



PROSPECTUS
FEBRUARY 28, 1997

PROSPECTUS
                             THE JPM PIERPONT FUNDS

                  60 STATE STREET, BOSTON, MASSACHUSETTS 02109
                      FOR INFORMATION CALL (800) 521-5411

    THE JPM PIERPONT FUNDS ARE A FAMILY OF NO-LOAD MUTUAL FUNDS FOR WHICH THERE ARE NO SALES CHARGES OR EXCHANGE OR REDEMPTION FEES. EACH FUND (A "FUND", COLLECTIVELY THE "FUNDS") IS A SERIES OF THE JPM PIERPONT FUNDS, AN OPEN-END MANAGEMENT INVESTMENT COMPANY ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST (THE "TRUST"). WITH A BROAD RANGE OF INVESTMENT CHOICES, THE JPM PIERPONT FUNDS PROVIDE DISCERNING INVESTORS WITH ATTRACTIVE ALTERNATIVES FOR MEETING THEIR INVESTMENT NEEDS.

    UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, EACH JPM PIERPONT FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A CORRESPONDING OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND (A "PORTFOLIO", COLLECTIVELY THE "PORTFOLIOS"). THE FUNDS INVEST IN THEIR RESPECTIVE PORTFOLIOS THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 10.

    THE JPM PIERPONT MONEY MARKET FUND SEEKS TO MAXIMIZE CURRENT INCOME AND MAINTAIN A HIGH LEVEL OF LIQUIDITY. IT IS DESIGNED FOR INVESTORS WHO SEEK TO PRESERVE CAPITAL AND EARN CURRENT INCOME FROM A PORTFOLIO OF HIGH QUALITY MONEY MARKET INSTRUMENTS.

    THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND MAINTAIN A HIGH LEVEL OF LIQUIDITY. IT IS DESIGNED FOR INVESTORS WHO SEEK CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX, STABILITY OF CAPITAL AND LIQUIDITY.


    THE JPM PIERPONT FEDERAL MONEY MARKET FUND SEEKS TO PROVIDE CURRENT INCOME, MAINTAIN A HIGH LEVEL OF LIQUIDITY AND PRESERVE CAPITAL. IT IS DESIGNED FOR INVESTORS WHO SEEK TO PRESERVE CAPITAL AND EARN CURRENT INCOME FROM A PORTFOLIO OF DIRECT OBLIGATIONS OF THE U.S. TREASURY AND OBLIGATIONS OF CERTAIN U.S. GOVERNMENT AGENCIES.


    THE JPM PIERPONT SHORT TERM BOND FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN WHILE ATTEMPTING TO LIMIT THE LIKELIHOOD OF NEGATIVE QUARTERLY RETURNS. IT IS DESIGNED FOR INVESTORS WHO DO NOT REQUIRE THE STABLE NET ASSET VALUE TYPICAL OF A MONEY MARKET FUND BUT WHO SEEK LESS PRICE FLUCTUATION THAN IS TYPICAL OF A LONGER-TERM BOND FUND.

    THE JPM PIERPONT BOND FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN CONSISTENT WITH MODERATE RISK OF CAPITAL AND MAINTENANCE OF LIQUIDITY. IT IS DESIGNED FOR INVESTORS WHO SEEK A TOTAL RETURN OVER TIME THAT IS HIGHER THAN THAT GENERALLY AVAILABLE FROM A PORTFOLIO OF SHORT-TERM OBLIGATIONS WHILE RECOGNIZING THE GREATER PRICE FLUCTUATION OF LONGER-TERM INSTRUMENTS.

    THE JPM PIERPONT TAX EXEMPT BOND FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH MODERATE RISK OF CAPITAL AND MAINTENANCE OF LIQUIDITY. IT IS DESIGNED FOR INVESTORS WHO SEEK TAX EXEMPT YIELDS GREATER THAN THOSE GENERALLY AVAILABLE FROM A PORTFOLIO OF SHORT-TERM TAX EXEMPT OBLIGATIONS AND WHO ARE WILLING TO INCUR THE GREATER PRICE FLUCTUATION OF LONGER-TERM INSTRUMENTS.

    THE JPM PIERPONT EQUITY FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN FROM A PORTFOLIO OF SELECTED EQUITY SECURITIES. IT IS DESIGNED FOR INVESTORS WHO WANT AN ACTIVELY MANAGED PORTFOLIO OF SELECTED EQUITY SECURITIES THAT SEEKS TO OUTPERFORM THE S&P 500 INDEX.

    THE JPM PIERPONT CAPITAL APPRECIATION FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN FROM A PORTFOLIO OF EQUITY SECURITIES OF SMALL COMPANIES. IT IS DESIGNED FOR INVESTORS WHO ARE WILLING TO ASSUME THE SOMEWHAT HIGHER RISK OF INVESTING IN SMALL COMPANIES IN ORDER TO SEEK A HIGHER TOTAL RETURN OVER TIME THAN MIGHT BE EXPECTED FROM A PORTFOLIO OF STOCKS OF LARGE COMPANIES.

    THE JPM PIERPONT INTERNATIONAL EQUITY FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN FROM A PORTFOLIO OF EQUITY SECURITIES OF FOREIGN CORPORATIONS. IT IS DESIGNED FOR INVESTORS WITH A LONG-TERM INVESTMENT HORIZON WHO WANT TO DIVERSIFY THEIR INVESTMENTS BY INVESTING IN AN ACTIVELY MANAGED PORTFOLIO OF NON-U.S. SECURITIES THAT SEEKS TO OUTPERFORM THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX.

    THE JPM PIERPONT EMERGING MARKETS EQUITY FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN FROM A PORTFOLIO OF EQUITY SECURITIES OF COMPANIES IN EMERGING MARKETS. IT IS DESIGNED FOR LONG-TERM INVESTORS WHO WANT TO DIVERSIFY THEIR INVESTMENTS BY ADDING EXPOSURE TO THE RAPIDLY GROWING EMERGING MARKETS.

    THE JPM PIERPONT DIVERSIFIED FUND SEEKS TO PROVIDE A HIGH TOTAL RETURN FROM A DIVERSIFIED PORTFOLIO OF EQUITY AND FIXED INCOME SECURITIES. IT IS DESIGNED FOR INVESTORS WHO WISH TO INVEST FOR LONG-TERM OBJECTIVES SUCH AS RETIREMENT AND WHO SEEK OVER TIME TO ATTAIN REAL APPRECIATION IN THEIR INVESTMENTS, BUT WITH SOMEWHAT LESS PRICE FLUCTUATION THAN A PORTFOLIO CONSISTING SOLELY OF EQUITY SECURITIES.


    EACH PORTFOLIO IS ADVISED BY MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN" OR "ADVISOR").



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT EACH JPM PIERPONT FUND INCLUDED IN THIS PROSPECTUS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT EACH FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1997 (AS SUPPLEMENTED FROM TIME TO TIME). THIS INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST FROM THE FUNDS' DISTRIBUTOR, FUNDS DISTRIBUTOR, INC. ("FDI"), 60 STATE STREET, SUITE 1300, BOSTON, MASSACHUSETTS 02109, ATTENTION: THE JPM PIERPONT FUNDS, OR BY CALLING
(800) 221-7930.


    INVESTMENTS IN THE JPM PIERPONT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE JPM PIERPONT FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN ANY OF THE FUNDS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR. ALTHOUGH THE JPM PIERPONT MONEY MARKET FUND, THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND AND THE JPM PIERPONT TREASURY MONEY MARKET FUND SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO CONTINUE TO DO SO.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COM-
     MISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
       THE ACCURACY OR ADEQUACY OF THIS PRO-
                    SPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.


                THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1997

TABLE OF CONTENTS


                                                PAGE
                                              ---------

Investors for Whom the Funds are Designed...          1
Financial Highlights........................          4
Special Information Concerning Investment
Structure...................................         10
Investment Objectives and Policies..........         11
Additional Investment Information and Risk
 Factors....................................         23
Investment Restrictions.....................         28
Management of the Trust and the
Portfolios..................................         30
Shareholder Servicing.......................         33
                                                PAGE
                                              ---------

Purchase of Shares..........................         34

Redemption of Shares........................         35
Exchange of Shares..........................         37
Dividends and Distributions.................         37
Net Asset Value.............................         38
Organization................................         38
Taxes.......................................         39
Additional Information......................         41
Appendix....................................        A-1

                             THE JPM PIERPONT FUNDS

INVESTORS FOR WHOM THE FUNDS ARE DESIGNED

   The JPM Pierpont Funds offer investors the advantages of no-load mutual funds and are designed to meet a broad range of investment objectives. Each of the Funds seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective as the Fund. Since the investment characteristics and experience of each Fund will correspond directly with those of its corresponding Portfolio, the discussion in this Prospectus focuses on the various investments and investment policies of each Portfolio.


   For investors interested in current income, preserving capital and maintaining liquidity, there are The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund. For investors seeking higher current income in exchange for some risk of capital, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund and The JPM Pierpont Tax Exempt Bond Fund and The JPM Pierpont New York Total Return Bond Fund are available. For those investors who wish to participate primarily in the U.S. equity markets, The JPM Pierpont Equity Fund and The JPM Pierpont Capital Appreciation Fund are attractive alternatives. The JPM Pierpont International Equity Fund and The JPM Pierpont Emerging Markets Equity Fund are available for investors who seek to diversify their investments by adding international equities. For investors interested in a diversified portfolio of equity and fixed income securities, The JPM Pierpont Diversified Fund is available.



   The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund each seek to maintain a stable net asset value of $1.00 per share; there can be no assurance that they will be able to continue to do so. The net asset value of shares in the other JPM Pierpont Funds fluctuates with changes in the value of the investments in their corresponding Portfolios. In view of the capitalization of the companies in which The JPM Pierpont Capital Appreciation Fund invests, the risks of investment in this Fund and the volatility of the value of its shares may be greater than the general equity markets. In addition, The JPM Pierpont International Equity Fund's and The JPM Pierpont Emerging Markets Equity Fund's investments in securities of foreign issuers, including issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. Each of these Funds may make various types of investments in seeking its objectives. Among the permissible investments and investment techniques for certain Funds are futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. For further information about these investments and investment techniques, and the Funds which may use them, see Investment Objectives and Policies discussed below.



   The required minimum initial investment in each of The JPM Pierpont Funds is $100,000, except that the minimum initial investment in The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund, and The JPM Pierpont Federal Money Market Fund is $25,000. For investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum investment is $10,000. See Purchase of Shares. The minimum subsequent investment is $5,000. If a shareholder reduces his or her investment in the Fund to less than the applicable minimum investment for more than 30 days, the investment may be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by a Fund. For information about investments in additional Funds or maintenance of a Fund account, see Purchase of Shares and Redemption of Shares.


   This Prospectus describes the financial history, investment objectives and policies, management and operation of each of The JPM Pierpont Funds to enable investors to select the Funds which best suit their needs. The JPM Pierpont Funds operate in a two-tier master-feeder investment fund structure. Formerly, The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Tax Exempt Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund and The JPM Pierpont International Equity Fund operated as free-standing mutual funds not through a master-feeder investment fund structure. The Trustees believe that each Fund may achieve economies of scale over time by utilizing this investment structure. Where indicated in this Prospectus, historical information for these Funds includes information for their respective predecessor entities.

   The following table illustrates that investors in The JPM Pierpont Funds incur no shareholder transaction expenses; their investment in the Funds is subject only to the operating expenses set forth below for each Fund and its corresponding Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to and may be less than the expenses that each Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolios and Shareholder Servicing.

                             THE JPM PIERPONT FUNDS
                        SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases*.................................  NONE
Sales Load Imposed on Reinvested Dividends.......................  NONE
Deferred Sales Load..............................................  NONE
Redemption Fees..................................................  NONE
Exchange Fees....................................................  NONE

           * Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Funds' shares through such institutions.

                                 EXPENSE TABLE

                                         TAX EXEMPT     FEDERAL
                               MONEY        MONEY        MONEY     SHORT TERM                TAX EXEMPT
                              MARKET       MARKET       MARKET        BOND         BOND         BOND        EQUITY
ANNUAL OPERATING EXPENSES     FUND(2)      FUND(1)      FUND(2)      FUND(2)      FUND(2)      FUND(1)      FUND(1)
--------------------------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Advisory Fees.............       0.12%        0.19%        0.20%        0.25%        0.30%        0.30%        0.40%
Rule 12b-1 Fees...........        None         None         None         None         None         None         None
Other Expenses (after
 applicable expense
 reimbursement)...........       0.28%        0.28%        0.20%        0.25%        0.36%        0.36%      0.44%
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total Operating Expenses
 (after applicable expense
 reimbursement)...........       0.40%        0.47%        0.40%        0.50%        0.66%        0.66%        0.84%

                                                                EMERGING
                                CAPITAL                          MARKETS
                             APPRECIATION     INTERNATIONAL      EQUITY       DIVERSIFIED
ANNUAL OPERATING EXPENSES       FUND(1)      EQUITY FUND(2)      FUND(2)        FUND(1)
--------------------------  ---------------  ---------------  -------------  -------------
Advisory Fees.............         0.60%            0.60%           1.00%          0.55%
Rule 12b-1 Fees...........          None             None            None           None
Other Expenses (after
 applicable expense
 reimbursement)...........         0.30%          0.54%             0.69%          0.43%
                                  ------           ------          ------         ------
Total Operating Expenses
 (after applicable expense
 reimbursement)...........         0.90%            1.14%           1.69%          0.98%



(1) The expense information in the above table has been restated to reflect current fees under contractual arrangements and other expenses described below. Fees and expenses are expressed as a percentage of estimated average net assets of each Fund for its current fiscal year and, for The JPM Pierpont Capital Appreciation and Diversified Funds, after expense reimbursements through September 30, 1997 and October 31, 1997, respectively. See Management of the Trust and the Portfolios. If the above expense table reflected these expenses without applicable reimbursements, Other Expenses and Total Operating Expenses would be equal on an annual basis to the following percentages for the current fiscal year:



                                                 OTHER EXPENSES     TOTAL OPERATING EXPENSES
                                                -----------------  ---------------------------
Capital Appreciation Fund                                0.45%                   1.05%
Diversified Fund                                         0.67%                   1.22%



Historical expenses, without reimbursement for those Funds where expense reimbursement arrangements were in effect, expressed as ratios to historical average daily net assets were as follows for the end of the fiscal years indicated:



Tax Exempt Money Market Fund    August 31, 1996     0.48%
Tax Exempt Bond Fund            August 31, 1996     0.64%
Equity Fund                     May 31, 1996        0.81%
Capital Appreciation Fund       May 31, 1996        1.03%
Diversified Fund                June 30, 1996       1.36%



(2) Fees and expenses are expressed as a percentage of average net assets of each Fund for its most recent fiscal year and, for The JPM Pierpont Federal Money Market and Short Term Bond Funds, after expense reimbursements through February 28, 1998. See Management of the Trust and the Portfolios. If the above expense table reflected these expenses without current reimbursements, Other Expenses and Total Operating Expenses would have been equal to the following percentages for the most recently completed fiscal year:



                                                 OTHER EXPENSES     TOTAL OPERATING EXPENSES
                                                -----------------  ---------------------------
Federal Money Market Fund                                0.33%                   0.53%
Short Term Bond Fund                                     1.36%                   1.61%

                                    EXAMPLE

   An investor would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                     TAX EXEMPT
                          MONEY     MONEY MARKET   FEDERAL MONEY  SHORT TERM                 TAX EXEMPT
                       MARKET FUND      FUND        MARKET FUND    BOND FUND    BOND FUND     BOND FUND    EQUITY FUND
                       -----------  -------------  -------------  -----------     -----     -------------  -----------
1 Year...............   $       4     $       5      $       4     $       5    $       7     $       7     $       9
3 Years..............   $      13     $      15      $      13     $      16    $      21     $      20     $      27
5 Years..............   $      22     $      26      $      22     $      28    $      37     $      36     $      47
10 Years.............   $      51     $      59      $      51     $      63    $      82     $      80     $     104

                                                               EMERGING
                            CAPITAL         INTERNATIONAL       MARKETS       DIVERSIFIED
                       APPRECIATION FUND     EQUITY FUND      EQUITY FUND        FUND
                       -----------------  -----------------  -------------  ---------------
1 Year...............      $       9          $      12        $      17       $      10
3 Years..............      $      29          $      36        $      53       $      31
5 Years..............      $      50          $      63        $      92       $      54
10 Years.............      $     111          $     139        $     200       $     120



   The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in each Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services Agreements and the Shareholder Servicing Agreement, organization expenses, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to FDI under the Co-Administration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee arrangements, including applicable expense reimbursements, see Management of the Trust and the Portfolios and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Funds' minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

   The following selected data for a share outstanding of each of the Funds for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the annual report for each Fund and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants except as noted below. Each annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of any annual report will be made available without charge upon request.

                                              THE JPM PIERPONT MONEY MARKET FUND

                                             FOR THE FISCAL YEAR ENDED NOVEMBER 30
                          ---------------------------------------------------------------------------
                            1996        1995          1994        1993(1)       1992         1991
                          ---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period      $ 1.00    $ 1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00
                          --------  ------------  ------------  -----------  -----------  -----------
Income From Investment
 Operations:
  Net Investment Income     0.0509    0.0557        0.0367        0.0281       0.0371       0.0612
  Net Realized Gain
   (Loss) on Investment     0.0001    0.0005       (0.0000)(a)    0.0003       0.0006       0.0002
                          --------  ------------  ------------  -----------  -----------  -----------
Total From Investment
 Operations                 0.0510    0.0562        0.0367        0.0284       0.0377       0.0614
                          --------  ------------  ------------  -----------  -----------  -----------
Less Distributions to
 Shareholders From:
  Net Investment Income    (0.0509)  (0.0557)      (0.0367)      (0.0281)     (0.0371)     (0.0612)
  Net Realized Gain        (0.0005) -0-           -0-            (0.0003)     (0.0006)     (0.0002)
                          --------  ------------  ------------  -----------  -----------  -----------
Total Distributions to
 Shareholders              (0.0514)  (0.0557)      (0.0367)      (0.0284)     (0.0377)     (0.0614)
                          --------  ------------  ------------  -----------  -----------  -----------
Net Asset Value, End of
 Period                   $ 1.00    $ 1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00
                          --------  ------------  ------------  -----------  -----------  -----------
                          --------  ------------  ------------  -----------  -----------  -----------
Total Return                5.27%     5.71%         3.73%         2.89%        3.83%        6.31%
Ratios and Supplemental
 Data:
  Net Assets at End of
   Period (in thousands)  $2,155,358 $2,153,469   $2,003,690    $2,562,713   $2,700,392   $3,058,559
  Ratios to Average Net
   Assets:
    Expenses                0.40%     0.41%         0.43%         0.43%        0.43%        0.43%
    Net Investment Income   5.09%     5.56%         3.64%         2.82%        3.74%        6.10%
    Decrease Reflected in
     Expense Ratio due to
     Expense
     Reimbursement          0.00% (b)   0.00% (b)   0.01%         0.01%        0.01%        0.01%


                             1990         1989         1988         1987

Net Asset Value,
 Beginning of Period      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                          -----------  -----------  -----------  -----------
Income From Investment
 Operations:
  Net Investment Income     0.0780       0.0877       0.0705       0.0606
  Net Realized Gain
   (Loss) on Investment   -0-          -0-          -0-          -0-
                          -----------  -----------  -----------  -----------
Total From Investment
 Operations                 0.0780       0.0877       0.0705       0.0606
                          -----------  -----------  -----------  -----------
Less Distributions to
 Shareholders From:
  Net Investment Income    (0.0780)     (0.0877)     (0.0705)     (0.0606)
  Net Realized Gain       -0-          -0-          -0-          -0-
                          -----------  -----------  -----------  -----------
Total Distributions to
 Shareholders              (0.0780)     (0.0877)     (0.0705)     (0.0606)
                          -----------  -----------  -----------  -----------
Net Asset Value, End of
 Period                   $ 1.00       $ 1.00       $ 1.00       $ 1.00
                          -----------  -----------  -----------  -----------
                          -----------  -----------  -----------  -----------
Total Return                8.09%        9.15%        7.25%        6.23%
Ratios and Supplemental
 Data:
  Net Assets at End of
   Period (in thousands)  $2,355,980   $2,156,326   $1,897,513   $1,239,022
  Ratios to Average Net
   Assets:
    Expenses                0.47%        0.46%        0.49%        0.54%
    Net Investment Income   7.80%        8.77%        7.05%        6.06%
    Decrease Reflected in
     Expense Ratio due to
     Expense
     Reimbursement         --           --           --           --


(1) In July, 1993, the Fund's predecessor contributed all of its investable assets to The Money Market Portfolio.

(a) Less than $0.0001 per share.

(b) Less than 0.01%.


                                        THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

                                             FOR THE FISCAL YEAR ENDED AUGUST 31
                          --------------------------------------------------------------------------
                              1996          1995          1994       1993(1)      1992       1991
                          --------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period      $ 1.00        $ 1.00        $ 1.00         $ 1.00     $ 1.00     $ 1.00
                          ------------  ------------  ------------  ----------  ---------  ---------
Income From Investment
 Operations:
  Net Investment Income     0.0318        0.0336        0.0212         0.0214     0.0317     0.0460
  Net Realized Gain
   (Loss) on Investment    (0.0000)(a)   (0.0002)      (0.0000)(a)     0.0001     0.0002    (0.0000)(a)
                          ------------  ------------  ------------  ----------  ---------  ---------
Total From Investment
 Operations                 0.0318        0.0334        0.0212         0.0215     0.0319     0.0460
                          ------------  ------------  ------------  ----------  ---------  ---------
Less Distributions to
 Shareholders From:
  Net Investment Income    (0.0318)      (0.0336)      (0.0212)       (0.0214)   (0.0317)   (0.0460)
  Net Realized Gain            --            --        (0.0000)(a)    (0.0002)  -0-        -0-
                          ------------  ------------  ------------  ----------  ---------  ---------
Total Distributions to
 Shareholders              (0.0318)      (0.0336)      (0.0212)       (0.0216)   (0.0317)   (0.0460)
                          ------------  ------------  ------------  ----------  ---------  ---------
Net Asset Value, End of
 Period                   $ 1.00        $ 1.00        $ 1.00         $ 1.00     $ 1.00     $ 1.00
                          ------------  ------------  ------------  ----------  ---------  ---------
                          ------------  ------------  ------------  ----------  ---------  ---------
Total Return                3.23%         3.41%         2.14%          2.15%      3.19%      4.60%
Ratios and Supplemental Data:
  Net Assets at End of
   Period (in thousands)   $1,050,371     $985,069    $973,599      $1,007,330  $922,358   $877,422
  Ratios to Average Net
   Assets:
    Expenses                0.48%         0.51%         0.52%          0.52%      0.53%      0.55%
    Net Investment Income   3.17%         3.35%         2.10%          2.14%      3.16%      4.60%
    Decrease Reflected in
     Expense Ratio due to
     Expense
     Reimbursement         --             0.00% (b)     0.01%          0.01%      0.01%      0.01%


                            1990       1989       1988       1987

Net Asset Value,
 Beginning of Period      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                          ---------  ---------  ---------  ---------
Income From Investment
 Operations:
  Net Investment Income     0.0550     0.0581     0.0455     0.0387
  Net Realized Gain
   (Loss) on Investment   -0-          0.0001     0.0001     0.0005
                          ---------  ---------  ---------  ---------
Total From Investment
 Operations                 0.0550     0.0582     0.0456     0.0392
                          ---------  ---------  ---------  ---------
Less Distributions to
 Shareholders From:
  Net Investment Income    (0.0550)   (0.0581)   (0.0455)   (0.0387)
  Net Realized Gain       -0-         (0.0001)   (0.0001)   (0.0005)
                          ---------  ---------  ---------  ---------
Total Distributions to
 Shareholders              (0.0550)   (0.0582)   (0.0456)   (0.0392)
                          ---------  ---------  ---------  ---------
Net Asset Value, End of
 Period                   $ 1.00     $ 1.00     $ 1.00     $ 1.00
                          ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------
Total Return                5.50%      5.82%      4.56%      3.92%
Ratios and Supplemental D
  Net Assets at End of
   Period (in thousands)  $903,157   $876,051   $895,596   $980,544
  Ratios to Average Net
   Assets:
    Expenses                0.57%      0.53%      0.55%      0.56%
    Net Investment Income   5.51%      5.79%      4.54%      3.88%
    Decrease Reflected in
     Expense Ratio due to
     Expense
     Reimbursement         --         --         --         --


(1) In July, 1993 the Fund's predecessor contributed all of its investable assets to The Tax Exempt Money Market Portfolio.

(a) Less than $0.0001 per share.

(b) Less than 0.01%.

(c) Not annualized.

(d) Annualized.



                                                                               THE JPM PIERPONT
                                                                         FEDERAL MONEY MARKET FUND(1)       FOR THE PERIOD
                                                            FOR THE FISCAL YEAR ENDED OCTOBER 31,           JANUARY 4, 1993
                                                                                                            TO OCTOBER 31,
                                                         1996               1995               1994             1993(2)
                                                    -----------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $1.00              $1.00              $1.00             $1.00
                                                    ---------------   --------           --------           -------
Income From Investment Operations:
  Net Investment Income                                0.0489             0.0536             0.0333            0.0208
  Net Realized Gain (Loss) on Investment               0.0006             0.0004            (0.0000)(a)        0.0002
                                                    ---------------   --------           --------           -------
    Total from Investment Operations                   0.0495             0.0540             0.0333            0.0210
                                                    ---------------   --------           --------           -------
Less Distributions to Shareholders From:
  Net Investment Income                               (0.0489)           (0.0536)           (0.0333)          (0.0208)
  Net Realized Gain                                   (0.0003)               --             (0.0002)          (0.0000)(a)
                                                    ---------------   --------           --------           -------
Total Distributions to Shareholders                   (0.0492)           (0.0536)           (0.0335)          (0.0208)
                                                    ---------------   --------           --------           -------
Net Asset Value, End of Period                        $1.00              $1.00              $1.00             $1.00
                                                    ---------------   --------           --------           -------
                                                    ---------------   --------           --------           -------
Total Return                                           5.03%              5.49%              3.41%             2.10%(b)
Ratios and Supplemental Data:
  Net Assets at End of Period (in thousands)           $185,424           $171,120           $118,631       $83,097
  Ratios to Average Net Assets:
    Expenses                                           0.40%              0.40%              0.40%             0.48%(c)
    Net Investment Income                              4.89%              5.36%              3.40%             2.53%(c)
    Decrease Reflected in Expense Ratio due to
     Expense Reimbursement                             0.13%              0.15%              0.22%             0.26%(c)


(1) Formerly The JPM Pierpont Treasury Money Market Fund.

(2) Commencement of Operations January 4, 1993.

(a) Less than $0.0001 per share.

(b) Not annualized.

(c) Annualized.


                                                       THE JPM PIERPONT SHORT TERM BOND FUND
                                                     FOR THE FISCAL YEAR ENDED    FOR THE PERIOD
                                                            OCTOBER 31,            JULY 8, 1993
                                                    ---------------------------   TO OCTOBER 31,
                                                     1996      1995      1994        1993(1)
                                                    --------------------------------------------
Net Asset Value, Beginning of Period                $ 9.84    $ 9.60    $ 9.99        $10.00
                                                    -------   -------   -------       ------
Income From Investment Operations:
  Net Investment Income                               0.53      0.57      0.45          0.10
  Net Realized and Unrealized (Loss) on Investment    0.02      0.24     (0.39)        (0.01)
                                                    -------   -------   -------       ------
Total from Investment Operations                      0.55      0.81      0.06          0.09
                                                    -------   -------   -------       ------
Less Distributions to Shareholders From:
  Net Investment Income                              (0.53)    (0.57)    (0.45)        (0.10)
                                                    -------   -------   -------       ------
Net Asset Value, End of Period                      $ 9.86    $ 9.84    $ 9.60        $ 9.99
                                                    -------   -------   -------       ------
                                                    -------   -------   -------       ------
Total Return                                          5.77%     8.70%     0.61%         0.94%(a)
Ratios and Supplemental Data:
  Net Assets at End of Period (in thousands)         $8,207   $10,330    $6,008       $6,842
  Ratios to Average Net Assets:
    Expenses                                          0.62%     0.67%     0.69%         0.67%(b)
    Net Investment Income                             5.42%     5.88%     4.49%         3.44%(b)
    Decrease Reflected in Expense Ratio due to
     Expense Reimbursement                            0.99%     0.81%     1.36%         1.83%(b)(c)


(1) Commencement of Operations July 8, 1993.

(a) Not Annualized.

(b) Annualized.

(c) After consideration of certain state limitations.



                                                            THE JPM PIERPONT BOND FUND
                                                       FOR THE FISCAL YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------
                                             1996         1995         1994          1993         1992
                                          --------------------------------------------------------------
Net Asset Value, Beginning of Period      $  10.41     $   9.64     $  11.00     $  10.52       $ 10.32
                                          ----------   ----------   ----------     ------       --------
Income From Investment Operations:
  Net Investment Income                       0.62         0.64         0.55         0.54          0.66
  Net Realized and Unrealized Gain
   (Loss) on Investment                      (0.11)        0.77        (0.91)        0.67          0.28
                                          ----------   ----------   ----------     ------       --------
Total From Investment Operations              0.51         1.41        (0.36)        1.21          0.94
                                          ----------   ----------   ----------     ------       --------
Less Distributions to Shareholders From:
  Net Investment Income                      (0.62)       (0.64)       (0.55)       (0.54)        (0.66)
  Net Realized Gain                             --          -0-        (0.45)       (0.19)        (0.08)
                                          ----------   ----------   ----------     ------       --------
Total Distributions to Shareholders          (0.62)       (0.64)       (1.00)       (0.73)        (0.74)
                                          ----------   ----------   ----------     ------       --------
Net Asset Value, End of Period            $  10.30     $  10.41     $   9.64     $  11.00       $ 10.52
                                          ----------   ----------   ----------     ------       --------
                                          ----------   ----------   ----------     ------       --------
Total Return                                  5.13%       15.10%       (3.50)%      11.97%         9.35%
Ratios and Supplemental Data:
  Net Assets at End of Period (in
   thousands)                              $149,207     $143,004     $112,049      $103,572     $75,822
  Ratios to Average Net Assets:
    Expenses                                  0.66%        0.69%        0.78%        0.81%         0.81%
    Net Investment Income                     6.08%        6.40%        5.43%        5.01%         6.26%
    Decrease Reflected in Expense Ratio
     due to Expense Reimbursement               --           --         0.01%        0.08%         0.20%
  Portfolio Turnover                            --           --           --       236.39%(c)    267.04%


                                            1991       1990      1989      1988(1)

Net Asset Value, Beginning of Period      $  9.93    $  9.84    $ 9.84    $10.00
                                          --------   --------   -------   ----------
Income From Investment Operations:
  Net Investment Income                      0.70       0.74      0.78      0.46
  Net Realized and Unrealized Gain
   (Loss) on Investment                      0.41       0.09       -0-     (0.16)
                                          --------   --------   -------   ----------
Total From Investment Operations             1.11       0.83      0.78      0.30
                                          --------   --------   -------   ----------
Less Distributions to Shareholders From:
  Net Investment Income                     (0.70)     (0.74)    (0.78)    (0.46)
  Net Realized Gain                         (0.02)       -0-       -0-       -0-
                                          --------   --------   -------   ----------
Total Distributions to Shareholders         (0.72)     (0.74)    (0.78)    (0.46)
                                          --------   --------   -------   ----------
Net Asset Value, End of Period            $ 10.32    $  9.93    $ 9.84    $ 9.84
                                          --------   --------   -------   ----------
                                          --------   --------   -------   ----------
Total Return                                11.55%      8.78%     8.27%     3.12%(a)
Ratios and Supplemental Data:
  Net Assets at End of Period (in
   thousands)                             $41,616    $12,306    $8,449      $4,847
  Ratios to Average Net Assets:
    Expenses                                 0.81%      0.83%     0.84%     0.85%(b)
    Net Investment Income                    6.84%      7.58%     7.92%     7.40%(b)
    Decrease Reflected in Expense Ratio
     due to Expense Reimbursement            0.58%      1.26%     2.40%     3.13%(b)
  Portfolio Turnover                       166.78%     68.55%    81.92%   143.67%


(1) Commencement of Operations March 11, 1988.

(a) Not annualized.
(b) Annualized.
(c) 1993 Portfolio Turnover reflects the period November 1, 1992 to July 11, 1993. In July, 1993, the Fund's predecessor contributed all of its investable assets to The U.S. Fixed Income Portfolio.


                                                     THE JPM PIERPONT TAX EXEMPT BOND FUND

                                                      FOR THE FISCAL YEAR ENDED AUGUST 31
                    -------------------------------------------------------------------------------------------------------
                      1996       1995      1994     1993      1992       1991       1990       1989       1988       1987
                    -------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period            $11.73     $11.45     $12.04   $11.60   $11.19     $10.75     $10.85     $10.72     $10.84     $11.15
                    --------   --------   ------   ------   --------   --------   --------   --------   --------   --------
Income From
  Investment
  Operations:
  Net Investment
   Income             0.55       0.55      0.51     0.55      0.62       0.68       0.70       0.71       0.71       0.69
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investment        (0.08)      0.29     (0.35 )   0.56      0.41       0.44      (0.10)      0.13      (0.12)     (0.27)
                    --------   --------   ------   ------   --------   --------   --------   --------   --------   --------
Total From
  Investment
  Operations          0.47       0.84      0.16     1.11      1.03       1.12       0.60       0.84       0.59       0.42
                    --------   --------   ------   ------   --------   --------   --------   --------   --------   --------
Less Distributions
  to Shareholders
  From:
  Net Investment
   Income            (0.55)     (0.55)    (0.51 )  (0.55 )   (0.62)     (0.68)     (0.70)     (0.71)     (0.71)     (0.69)
  Net Realized
   Gain              (0.02)     (0.01)    (0.24 )  (0.12 )     -0-        -0-        -0-        -0-        -0-      (0.04)
                    --------   --------   ------   ------   --------   --------   --------   --------   --------   --------
Total
  Distributions to
  Shareholders       (0.57)     (0.56)    (0.75 )  (0.67 )   (0.62)     (0.68)     (0.70)     (0.71)     (0.71)     (0.73)
                    --------   --------   ------   ------   --------   --------   --------   --------   --------   --------
Net Asset Value,
  End of Period     $11.63     $11.73     $11.45   $12.04   $11.60     $11.19     $10.75     $10.85     $10.72     $10.84
                    --------   --------   ------   ------   --------   --------   --------   --------   --------   --------
                    --------   --------   ------   ------   --------   --------   --------   --------   --------   --------
Total Return          4.01%      7.63%     1.35%    9.88%     9.47%     10.67%      5.65%      8.11%      5.64%      3.43%
Ratios and
  Supplemental
  Data:
  Net Assets at
   End of Period
   (in thousands)   $369,987   $352,005   $392,460 $485,013 $360,343   $239,709   $151,755   $133,638   $118,066   $137,944
  Ratios to
   Average Net
   Assets:
    Expenses          0.64%      0.71%     0.71%    0.74%     0.77%      0.78%      0.79%      0.80%      0.80%      0.80%
    Net Investment
     Income           4.67%      4.87%     4.39%    4.64%     5.45%      6.12%      6.43%      6.62%      6.62%      6.17%
    Decrease
     Reflected in
     Expense Ratio
     due to
     Expense
     Reimbursement     --         --        --      0.01%     0.01%      0.02%      0.04%      0.06%      0.08%      0.05%
  Portfolio
   Turnover            --         --        --     40.80%(a)  19.94%    16.39%      7.45%     10.19%     20.03%     51.77%


(a) 1993 Portfolio Turnover reflects the period September 1, 1992 to July 11, 1993. In July, 1993, the Fund's predecessor contributed all of its investable assets to The Tax Exempt Bond Portfolio.


                       FOR THE SIX                         THE JPM PIERPONT EQUITY FUND
                      MONTHS ENDED                                 FOR THE FISCAL YEAR ENDED MAY 31
                    NOVEMBER 30, 1996  ----------------------------------------------------------------------------------------
                       (UNAUDITED)           1996            1995        1994       1993      1992     1991     1990     1989
                    -----------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period                $  22.15            $19.42        $19.38      $19.30      $19.02    $ 18.21   $16.51   $14.54   $12.04
                        --------            ------        ----------  ----------  --------  --------  -------  -------  -------
Income From
  Investment
  Operations:
  Net Investment
   Income                   0.11              0.38          0.32        0.27        0.38       0.37     0.44     0.44     0.46
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investment               2.20              4.23          2.17        1.32        1.35       2.13     1.90     2.20     2.49
                        --------            ------        ----------  ----------  --------  --------  -------  -------  -------
Total From
  Investment
  Operations                2.31              4.61          2.49        1.59        1.73       2.50     2.34     2.64     2.95
                        --------            ------        ----------  ----------  --------  --------  -------  -------  -------
Less Distributions
  to Shareholders
  From:
  Net Investment
   Income                  (0.09)            (0.29)        (0.28)      (0.29)      (0.36)     (0.40)   (0.45)   (0.44)   (0.45)
  Net Realized Gain        (1.45)            (1.59)        (2.17)      (1.22)      (1.09)     (1.29)   (0.19)   (0.23)     -0-
                        --------            ------        ----------  ----------  --------  --------  -------  -------  -------
Total Distributions
  to Shareholders          (1.54)            (1.88)        (2.45)      (1.51)      (1.45)     (1.69)   (0.64)   (0.67)   (0.45)
                        --------            ------        ----------  ----------  --------  --------  -------  -------  -------
Net Asset Value,
  End of Period         $  22.92            $22.15        $19.42      $19.38      $19.30    $ 19.02   $18.21   $16.51   $14.54
                        --------            ------        ----------  ----------  --------  --------  -------  -------  -------
                        --------            ------        ----------  ----------  --------  --------  -------  -------  -------
Total Return               11.46%(c)         25.18%        15.11%       8.54%      10.02%     14.60%   14.81%   18.75%   25.12%
Ratios and
  Supplemental
  Data:
  Net Assets at End
   of Period (in
   thousands)           $362,242           $330,014        $259,338     $231,306  $202,474  $109,246  $55,144  $40,032  $27,677
  Ratios to Average
   Net Assets:
    Expenses                0.82%(b)          0.81%         0.90%       0.90%       0.90%      0.90%    0.91%    0.93%    1.00%
    Net Investment
     Income                 1.16%(b)          1.87%         1.74        1.43%       2.20%      2.16%    2.81%    2.97%    3.52%
    Decrease
     Reflected in
     Expense Ratio
     due to Expense
     Reimbursement            --                --          0.01%       0.03%       0.08%      0.19%    0.38%    0.41%    0.45%
  Portfolio
   Turnover                   --                --            --       10.00%(a)   59.61%     99.20%   43.26%   23.20%   17.76%


                      1988     1987

Net Asset Value,
  Beginning of
  Period             $14.23   $12.86
                     -------  -------
Income From
  Investment
  Operations:
  Net Investment
   Income              0.42     0.43
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investment         (1.53)    1.55
                     -------  -------
Total From
  Investment
  Operations          (1.11)    1.98
                     -------  -------
Less Distributions
  to Shareholders
  From:
  Net Investment
   Income             (0.41)   (0.39)
  Net Realized Gain   (0.67)   (0.22)
                     -------  -------
Total Distributions
  to Shareholders     (1.08)   (0.61)
                     -------  -------
Net Asset Value,
  End of Period      $12.04   $14.23
                     -------
                     -------
Total Return          (8.08)%  16.03%
Ratios and
  Supplemental
  Data:
  Net Assets at End
   of Period (in
   thousands)        $24,970  $30,268
  Ratios to Average
   Net Assets:
    Expenses           1.00%    0.99%
    Net Investment
     Income            3.26%    3.26%
    Decrease
     Reflected in
     Expense Ratio
     due to Expense
     Reimbursement     0.34%    0.57%
  Portfolio
   Turnover           29.46%   32.31%


(a) Portfolio Turnover reflects the period June 1, 1993 to July 18, 1993. In July, 1993, the Fund's predecessor contributed all of its investable assets to The Selected U.S. Equity Portfolio.

(b) Annualized.

(c) Not Annualized.


                          FOR THE                    THE JPM PIERPONT CAPITAL APPRECIATION FUND
                     SIX MONTHS ENDED                              FOR THE FISCAL YEAR ENDED MAY 31
                     NOVEMBER 30, 1996  ---------------------------------------------------------------------------------------
                        (UNAUDITED)           1996          1995       1994      1993      1992      1991      1990      1989
                     ----------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period                   $26.20             $22.02        $21.40    $25.12    $20.03    $17.98    $18.68    $16.83    $12.91
                         --------             ------      ---------  --------  --------  --------  --------  --------  --------
Income From
  Investment
  Operations:
  Net Investment
   Income (Loss)(a)          0.09               0.26          0.22      0.20     (0.01)    (0.04)    (0.02)    (0.03)    (0.03)
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investment                0.26               6.96          2.13      0.19      5.10      2.09     (0.33)     1.88      3.95
                         --------             ------      ---------  --------  --------  --------  --------  --------  --------
Total From
  Investment
  Operations                 0.35               7.22          2.35      0.39      5.09      2.05     (0.35)     1.85      3.92
                         --------             ------      ---------  --------  --------  --------  --------  --------  --------
Less Distributions
  to Shareholders
  From:
  Net Investment
   Income                   (0.11)             (0.26)        (0.21)    (0.09)      -0-       -0-       -0-       -0-       -0-
  Net Realized Gain         (1.35)             (2.78)        (1.52)    (4.02)      -0-       -0-     (0.35)      -0-       -0-
                         --------             ------      ---------  --------  --------  --------  --------  --------  --------
Total Distributions
  to Shareholders           (1.46)             (3.04)        (1.73)    (4.11)      -0-       -0-     (0.35)      -0-       -0-
                         --------             ------      ---------  --------  --------  --------  --------  --------  --------
Net Asset Value, End
  of Period                $25.09             $26.20        $22.02    $21.40    $25.12    $20.03    $17.98    $18.68    $16.83
                         --------             ------      ---------  --------  --------  --------  --------  --------  --------
                         --------             ------      ---------  --------  --------  --------  --------  --------  --------
Total Return                 1.88%(d)          35.48%        12.28%     1.14%    25.41%    11.40%    (1.90)%   10.99%    30.36%
Ratios and
  Supplemental Data:
  Net Assets at End
   of Period (in
   thousands)            $216,639           $220,917      $179,130   $204,445  $186,887   $97,548   $58,859   $47,921   $42,403
  Ratios to Average
   Net Assets:
    Expenses                 0.90%(c)           0.90%         0.90%     0.90%     0.90%     0.90%     0.91%     0.93%     1.00%
    Net Investment
     Income (Loss)           0.74%(c)           1.10%         1.02%     0.75%    (0.06)%   (0.25)%   (0.15)%   (0.18)%   (0.23)%
    Decrease
     Reflected in
     Expense Ratio
     due to Expense
     Reimbursement           0.12%(c)           0.13%         0.22%     0.20%     0.05%     0.13%     0.31%     0.32%     0.36%
  Portfolio Turnover           --                 --            --     13.58%(b)   49.50%   58.33%   55.65%    65.77%    38.30%


                        1988      1987

Net Asset Value,
  Beginning of
  Period               $15.71    $14.34
                      --------  --------
Income From
  Investment
  Operations:
  Net Investment
   Income (Loss)(a)     (0.02)      -0-
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investment           (2.13)     1.56
                      --------  --------
Total From
  Investment
  Operations            (2.15)     1.56
                      --------  --------
Less Distributions
  to Shareholders
  From:
  Net Investment
   Income                 -0-     (0.02)
  Net Realized Gain     (0.65)    (0.17)
                      --------  --------
Total Distributions
  to Shareholders       (0.65)    (0.19)
                      --------  --------
Net Asset Value, End
  of Period            $12.91    $15.71
                      --------  --------
                      --------  --------
Total Return           (14.25)%   10.83%
Ratios and
  Supplemental Data:
  Net Assets at End
   of Period (in
   thousands)          $30,866   $42,780
  Ratios to Average
   Net Assets:
    Expenses             1.00%     1.00%
    Net Investment
     Income (Loss)      (0.15)%   (0.01)%
    Decrease
     Reflected in
     Expense Ratio
     due to Expense
     Reimbursement       0.31%     0.38%
  Portfolio Turnover    77.99%    78.70%


(a) Based on shares outstanding at the beginning and end of each period except for the fiscal year ended May 31, 1991, where average shares outstanding were used.
(b) Portfolio Turnover reflects the period June 1, 1993 to July 18, 1993. In July, 1993, the Fund's predecessor contributed all of its investable assets to The U.S. Small Company Portfolio.
(c) Annualized.
(d) Not Annualized.



                                                                   THE JPM PIERPONT INTERNATIONAL EQUITY FUND
                                                                      FOR THE FISCAL YEAR ENDED OCTOBER 31
                                                   --------------------------------------------------------------------------
                                                     1996       1995       1994       1993       1992       1991     1990(1)
                                                   --------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $  10.68   $  11.50   $  11.15   $   8.58   $  9.69    $  9.33   $ 10.00
                                                   ---------  ---------  ---------  ---------  ---------  --------  ---------
Income From Investment Operations:
  Net Investment Income                                0.12       0.09       0.05       0.01      0.04       0.11      0.05
  Net Realized and Unrealized Gain (Loss) on
   Investment and Foreign Currency                     1.16      (0.42)      0.57       2.64     (1.11)      0.42     (0.72)
                                                   ---------  ---------  ---------  ---------  ---------  --------  ---------
Total From Investment Operations                       1.28      (0.33)      0.62       2.65     (1.07)      0.53     (0.67)
                                                   ---------  ---------  ---------  ---------  ---------  --------  ---------
Less Distributions to Shareholders From:
  Net Investment Income                               (0.24)       -0-      (0.04)     (0.08)    (0.04)     (0.05)      -0-
  Net Realized Gain                                   (0.34)     (0.49)     (0.23)       -0-       -0-      (0.12)      -0-
                                                   ---------  ---------  ---------  ---------  ---------  --------  ---------
Total Distributions to Shareholders                   (0.58)     (0.49)     (0.27)     (0.08)    (0.04)     (0.17)      -0-
                                                   ---------  ---------  ---------  ---------  ---------  --------  ---------
Net Asset Value, End of Period                     $  11.38   $  10.68   $  11.50   $  11.15   $  8.58    $  9.69   $  9.33
                                                   ---------  ---------  ---------  ---------  ---------  --------  ---------
                                                   ---------  ---------  ---------  ---------  ---------  --------  ---------
Total Return                                          12.31%     (2.71)%     5.73%     31.18%   (11.08)%     5.89%    (6.70)%(a)
Ratios and Supplemental Data:
  Net Assets at End of Period (in thousands)       $200,720   $185,541   $210,435   $182,822     $41,484   $27,426    $19,358
  Ratios to Average Net Assets:
    Expenses                                           1.14%      1.28%      1.38%      1.38%     1.38%      1.38%     1.36%(b)
    Net Investment Income                              1.00%      0.80%      0.46%      0.79%     1.03%      1.34%     1.49%(b)
    Decrease Reflected in Expense Ratio due to
     Expense Reimbursement                               --       0.00%(d)     0.07%     0.13%    0.45%      0.66%     1.52%(b)
  Portfolio Turnover                                     --         --         --      34.15%(c)   30.12%   18.84%     0.00%


(1) Commencement of Operations June 1, 1990.
(a) Not annualized.

(b) Annualized.
(c) 1993 Portfolio Turnover reflects the period November 1, 1992 to October 3, 1993. In October, 1993, the Fund's predecessor contributed all of its investable assets to The Non-U.S. Equity Portfolio.

(d) Less than 0.01%.


                                                           THE JPM PIERPONT EMERGING MARKETS EQUITY FUND
                                                               FOR THE FISCAL
                                                                 YEAR ENDED
                                                                 OCTOBER 31,                   FOR THE PERIOD
                                                    -------------------------------------   NOVEMBER 15, 1993 TO
                                                          1996                1995          OCTOBER 31, 1994(1)
                                                    ------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.65              $12.43                $10.00
                                                    -----------         -----------          ------------
Income From Investment Operations:
  Net Investment Income                                    0.08                0.05                  0.02
  Net Realized and Unrealized Gain (Loss) on
   Investment and Foreign Currency                         0.53               (2.66)                 2.41
                                                    -----------         -----------          ------------
    Total from Investment Operations                       0.61               (2.61)                 2.43
                                                    -----------         -----------          ------------
Less Distributions to Shareholders From:
  Net Investment Income                                   (0.08)              (0.03)                   --
  Net Realized Gain                                          --               (0.14)                   --
                                                    -----------         -----------          ------------
Total Distributions to Shareholders                       (0.08)              (0.17)                   --
                                                    -----------         -----------          ------------
Net Asset Value, End of Period                           $10.18              $ 9.65                $12.43
                                                    -----------         -----------          ------------
                                                    -----------         -----------          ------------
Total Return                                               6.31%             (21.15)%               24.30%(a)
Ratios and Supplemental Data:
  Net Assets at End of Period (in thousands)            $59,107             $49,295               $53,431
  Ratios to Average Net Assets:
    Expenses                                               1.69%               1.80%                 1.84%(b)
    Net Investment Income                                  0.68%               0.55%                 0.25%(b)
    Decrease Reflected in Expense Ratio due to
     Expense Reimbursement                                   --                  --                  0.12%


(1) Commencement of Operations November 15, 1993.
(a) Not annualized.
(b) Annualized.


                                                              THE JPM PIERPONT DIVERSIFIED FUND
                                                            FOR THE FISCAL
                                                              YEAR ENDED
                                                                JUNE 30                  FOR THE PERIOD
                                                    -------------------------------   DECEMBER 15, 1993 TO
                                                         1996             1995          JUNE 30, 1994(1)
                                                       -------       --------------   --------------------
Net Asset Value, Beginning of Period                        $11.20       $ 9.81              $10.00
                                                             -----    ---------        ------------
Income From Investment Operations:
  Net Investment Income                                       0.30         0.28                0.09
  Net Realized and Unrealized Gain (Loss) on
   Investment, Foreign Currency and Futures                   1.48         1.37               (0.27)
                                                             -----    ---------        ------------
    Total From Investment Operations                          1.78         1.65               (0.18)
                                                             -----    ---------        ------------
Less Dividends to Shareholders From:
  Net Investment Income                                      (0.32)       (0.20)              (0.01)
  Net Realized Gain on Investment, Foreign
   Currency and Futures                                      (0.44)       (0.06)                 --
                                                             -----    ---------        ------------
Total Distributions to Shareholders                          (0.76)       (0.26)              (0.01)
                                                             -----    ---------        ------------
Net Asset Value, End of Period                              $12.22       $11.20              $ 9.81
                                                             -----    ---------        ------------
                                                             -----    ---------        ------------
Total Return                                                 16.51%       17.08%              (1.82%)(a)
Ratios and Supplemental Data:
  Net Assets at End of Period (in thousands)           $53,198          $22,396              $7,023
  Ratios to Average Net Assets:
    Expenses                                                  0.98%        0.98%               0.98%(b)
    Net Investment Income                                     3.04%        3.39%               2.80%(b)
    Decrease Reflected in Expense Ratio due to Fee
     Waivers and Expense Reimbursement                        0.38%        0.91%               1.52%(b)


(1) Commencement of Operations December 15, 1993.
(a) Not annualized.
(b) Annualized.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

   Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each of the Funds is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, a separate registered investment company with the same investment objective as its corresponding Fund. The investment objective of a Fund or a Portfolio may be changed only with the approval of the holders of the outstanding shares of each Fund and its corresponding Portfolio. The use of the master-feeder investment fund structure has been approved by the shareholders of Funds that had predecessor entities. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.


   In addition to selling a beneficial interest to a Fund, the corresponding Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the same Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from Morgan at (800) 521-5411.


   The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of a Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to its corresponding Portfolio.

   Certain changes in a Portfolio's investment objective, policies or restrictions, or a failure by a Fund's shareholders to approve a change in the corresponding Portfolio's investment objective or restrictions, may require withdrawal of that Fund's interest in that Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from that Portfolio which may or may not be readily marketable. The distribution in kind may result in that Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and that Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

   Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in that Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because that Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of a Portfolio. Whenever a Fund is requested to vote on matters pertaining to its corresponding Portfolio (other than a vote by a Fund to continue the operation of its corresponding Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

   For more information about a Portfolio's investment objective, policies and restrictions, see Investment Objectives and Policies, Additional Investment Information and Risk Factors and Investment Restrictions. For more information about a Portfolio's management and expenses, see Management of the Trust and the Portfolios. For more information about changing the investment objective, policies and restrictions of a Fund or Portfolio, see Investment Restrictions.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objective of each of the Funds included in this Prospectus is described below, together with the policies it employs in its efforts to achieve this objective. As noted above, each of the Funds seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective as its corresponding Fund. Since the investment characteristics of each Fund will correspond directly with those of its Portfolio, the following is a discussion of the various investments and investment policies of each Portfolio. Additional information about the investment policies of each Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of each Fund or its corresponding Portfolio will be achieved.

                       THE JPM PIERPONT MONEY MARKET FUND

   The JPM Pierpont Money Market Fund's investment objective is to maximize current income and maintain a high level of liquidity. The Fund is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments. The Fund attempts to achieve its objective by investing all of its investable assets in The Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.


   The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in the following high quality U.S. dollar-denominated securities which have effective maturities of 397 calendar days or less. The Portfolio's ability to achieve maximum current income is affected by its high quality standards (discussed below).


   U. S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

   BANK OBLIGATIONS. The Portfolio may invest in high quality U.S. dollar-denominated negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under U.S. federal or state law, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

   COMMERCIAL PAPER; BONDS. The Portfolio may invest in high quality commercial paper and corporate bonds issued by U.S. corporations. The Portfolio may also invest in bonds and commercial paper of foreign issuers if the obligation is U.S. dollar-denominated and is not subject to foreign withholding tax.


   ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying debt instruments.



   QUALITY INFORMATION. The Portfolio will limit its investments to those securities which, in accordance with guidelines adopted by the Trustees, present minimal credit risks. In addition, the Portfolio will not purchase any security (other than a U.S. Government security) unless (i) it is rated with the highest rating assigned to short-term debt securities by at least two nationally recognized statistical rating organizations such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"), (ii) it is rated by only one agency with the highest such rating, or (iii) it is not rated and is determined to be of comparable quality. Determinations of comparable quality shall be made in accordance with procedures established by the

Trustees. For a more detailed discussion of applicable quality requirements, see Investment Objectives and Policies in the Statement of Additional Information. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines below the quality required for purchase, the Portfolio shall dispose of the investment, subject in certain circumstances to a finding by the Trustees that disposing of the investment would not be in the Portfolio's best interest.


   The Portfolio may also invest in securities on a when-issued or delayed delivery basis and in certain privately placed securities. The Portfolio may also enter into repurchase and reverse repurchase agreements and lend its portfolio securities. For a discussion of these investments and for more information on foreign investments, see Additional Investment Information and Risk Factors.


                          THE JPM PIERPONT TAX EXEMPT
                               MONEY MARKET FUND

   The JPM Pierpont Tax Exempt Money Market Fund's investment objective is to provide a high level of current income that is exempt from federal income tax and maintain a high level of liquidity. The Fund is designed for investors who seek current income exempt from federal income tax, stability of capital and liquidity. See Taxes. The Fund attempts to achieve its objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.


   The Portfolio attempts to achieve its investment objective by investing primarily in the following municipal securities which earn interest exempt from federal income tax in the opinion of bond counsel for the issuer and which have effective maturities of 397 calendar days or less and by maintaining a dollar-weighted average portfolio maturity of not more than 90 days. During normal market conditions, the Portfolio will invest at least 80% of its net assets in tax exempt obligations. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see Taxes.


   MUNICIPAL BONDS. The Portfolio may invest in bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. These obligations may be general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific revenue sources, but not generally backed by the issuer's taxing power. These include industrial development bonds where payment is the responsibility of the private industrial user of the facility financed by the bonds. The Portfolio may invest more than 25% of its assets in industrial development bonds, but may not invest more than 25% of its assets in these bonds in projects of similar type or in the same state.


   MUNICIPAL NOTES. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. The interest rate on variable rate demand notes is adjustable at periodic intervals as specified in the notes. Master demand obligations permit the investment of fluctuating amounts at periodically adjusted interest rates. They are governed by agreements between the municipal issuer and Morgan acting as agent, for no additional fee, in its capacity as Advisor to the Portfolio and as fiduciary for other clients. Although master demand obligations are not marketable to third parties, the Portfolio considers them to be liquid because they are payable on demand. There is no specific percentage limitation on these investments. For more information about municipal notes, see Investment Objectives and Policies in the Statement of Additional Information.


   QUALITY INFORMATION. The Portfolio will limit its investments to those securities which, in accordance with guidelines adopted by the Trustees, present minimal credit risks. In addition, the Portfolio will not purchase any municipal obligation unless (i) it is rated with the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, with one of the two highest ratings assigned to short-term debt securities) by at least two nationally recognized statistical rating organizations such as Moody's and Standard & Poor's, (ii) it is rated by only one agency with such rating, or
(iii) it is not rated and is determined to be of comparable quality. Determinations of comparable quality shall be made in accordance with procedures established by the Trustees. For a more detailed discussion of applicable quality requirements, see Investment Objectives and Policies in the Statement of Additional Information. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines below the quality required for purchase, the Portfolio shall dispose of the investment, subject in certain circumstances to a finding by the Trustees that disposing of the investment would not be in the Portfolio's best interest.

The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered, along with the credit quality of such institutions, when investment quality is evaluated. Favorable or unfavorable changes in the credit quality of these institutions may cause gains or losses to the Portfolio and affect the Fund's share price.


   The Portfolio may also invest up to 20% of the value of its total assets in taxable securities and may purchase municipal obligations together with puts. In addition, the Portfolio may purchase municipal obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities and purchase synthetic variable rate instruments. For a discussion of these transactions, see Additional Investment Information and Risk Factors.



                            THE JPM PIERPONT FEDERAL
                               MONEY MARKET FUND



   The JPM Pierpont Federal Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity, and preserve capital. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Federal Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.



   The Portfolio seeks to achieve its investment objective by investing in direct obligations of the U.S. Treasury and, to a lesser extent, in obligations of the U.S. Government agencies described below. The Portfolio maintains a dollar-weighted average portfolio maturity of not more than 90 days and invests in the following securities which have effective maturities of 397 calendar days or less.


   TREASURY SECURITIES; CERTAIN U.S. GOVERNMENT AGENCY OBLIGATIONS. The Portfolio will invest in Treasury Bills, Notes, and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States ("Treasury Securities"). Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. During ordinary market conditions at least 65% of the Portfolio's net assets will be invested in Treasury Securities and repurchase agreements collateralized by Treasury Securities. The balance of the Portfolio may be invested in obligations issued by the following U.S. Government agencies where the Portfolio must look to the issuing agency for ultimate repayment: the Federal Farm Credit System and the Federal Home Loan Banks ("Permitted Agency Securities"). Each such obligation must have a remaining maturity of thirteen months or less at the time of purchase by the Portfolio.

   The market value of obligations in which the Portfolio invests is not guaranteed and may rise and fall in response to changes in interest rates. Neither the shares of the Fund nor the interests in the Portfolio are guaranteed or insured by the U.S. Government.

   The Portfolio also may purchase Treasury Securities and Permitted Agency Securities on a when-issued or delayed delivery basis and may engage in repurchase and reverse repurchase agreement transactions involving such securities. For a discussion of these transactions, see Additional Investment Information and Risk Factors.

                     THE JPM PIERPONT SHORT TERM BOND FUND

   The JPM Pierpont Short Term Bond Fund's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks to achieve this high total return to the extent consistent with modest risk of capital and the maintenance of liquidity. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Short Term Bond Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

   The JPM Pierpont Short Term Bond Fund is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund and other very low risk investment vehicles. It is appropriate for investors who do not require the stable net asset value typical of a money market fund but do want less price fluctuation than is typical of a longer-term bond fund.

   The Advisor actively manages the Portfolio's duration, the allocation of securities across market sectors and the selection of securities within sectors. Based on fundamental, economic and capital markets research, the Advisor adjusts the duration of the Portfolio in accordance with the Advisor's outlook for interest rates. The Advisor also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, asset-backed and mortgage-related securities. Specific securities which the Advisor believes are undervalued are selected for purchase within the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts.

   The Advisor also seeks to limit the likelihood of negative quarterly returns by balancing the Portfolio's level of income with the possibility of capital losses. This balancing effort helps determine the Portfolio's duration.

   Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. Under normal market conditions, the Portfolio's duration will range between one and three years. The maturities of the individual securities in the Portfolio may vary widely, however.


   The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 191%.



   CORPORATE BONDS, ETC. The Portfolio may invest in a broad range of debt securities of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity. The Portfolio does not intend to invest in common stock but may invest to a limited extent in convertible debt or preferred stock. The Portfolio may invest up to 20% of its total assets in debt securities denominated in foreign currencies of developed countries. The Portfolio does not expect to invest more than 25% of its assets in securities of foreign issuers. See Additional Investment Information and Risk Factors for further information on foreign investments and convertible securities.



   GOVERNMENT OBLIGATIONS, ETC. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ("GNMA Certificates"), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Portfolio's positions in these securities and requiring the Portfolio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are responsible for payments on their obligations, they do not guarantee their market value. The Portfolio may also invest in municipal obligations which may be general obligations of the issuer or payable only from specific revenue sources. However, the Portfolio will invest only in municipal obligations that have been issued on a taxable basis or have an attractive yield excluding tax considerations. In addition, the Portfolio may invest in debt securities of foreign governments and governmental entities denominated in the U.S. dollar and other currencies. See Additional Investment Information and Risk Factors for further information on foreign investments.


   MONEY MARKET INVESTMENTS. The Portfolio may invest in the types of money market instruments in which The JPM Pierpont Money Market Fund may invest, subject to the quality requirements of

The JPM Pierpont Short Term Bond Fund. See Quality Information below and Money Market Instruments in the Statement of Additional Information. Under normal circumstances, the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.


   QUALITY INFORMATION. It is the current policy of the Portfolio that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"), of which at least 75% of total assets will be rated A or better. The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in Morgan's opinion such securities are of comparable quality. Securities that are rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's or BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Additional Investment Information and Risk Factors.



   The Portfolio may also purchase obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts, options on futures contracts and forward contracts on foreign currencies. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


                           THE JPM PIERPONT BOND FUND

   The JPM Pierpont Bond Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of income plus realized and unrealized capital gains and losses. Although the net asset value of the Fund will fluctuate, the Fund attempts to preserve the value of its investments to the extent consistent with its objective. The Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

   The JPM Pierpont Bond Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obligations while recognizing the greater price fluctuation of longer-term instruments. It may also be a convenient way to add fixed income exposure to diversify an existing portfolio.

   The Advisor actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Advisor adjusts the duration of the Portfolio in light of market conditions and the Advisor's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Advisor also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, asset-backed and mortgage-related securities. Specific securities which the Advisor believes are undervalued are selected for purchase within the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. Under normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds.

   Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. Under normal market conditions the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by the Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 5 years. The maturities of the individual securities in the Portfolio may vary widely, however.


   The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. See Financial Highlights for historical portfolio turnover information on the Fund's predecessor. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 186%.



   CORPORATE BONDS, ETC. The Portfolio may invest in the corporate debt obligations permitted for The JPM Pierpont Short Term Bond Fund.


   GOVERNMENT OBLIGATIONS, ETC. The Portfolio may invest in the government debt obligations permitted for The JPM Pierpont Short Term Bond Fund.

   MONEY MARKET INSTRUMENTS. The Portfolio may invest in the types of money market instruments in which The JPM Pierpont Money Market Fund may invest, subject to the quality requirements of The JPM Pierpont Bond Fund. See Quality Information below and Money Market Instruments in the Statement of Additional Information. Under normal circumstances, the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.


   QUALITY INFORMATION. It is the current policy of the Portfolio that under normal circumstances at least 75% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's or BBB or better by Standard & Poor's, of which at least 65% of total assets will be rated A or better. The remaining 25% may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in Morgan's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba by Moody's or BB by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Additional Investment Information and Risk Factors.



   The Portfolio may also purchase obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts, options on futures contracts and forward contracts on foreign currencies. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


                     THE JPM PIERPONT TAX EXEMPT BOND FUND

   The JPM Pierpont Tax Exempt Bond Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See Taxes. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

   The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

   The Portfolio attempts to achieve its investment objective by investing primarily in municipal securities of the types permitted for The JPM Pierpont Tax Exempt Money Market Fund which earn interest exempt from federal income tax in the opinion of bond counsel for the issuer. During normal market conditions, the Portfolio will invest at least 80% of its net assets in tax exempt obligations. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see Taxes.

   The Advisor believes that based upon current market conditions, the Portfolio will consist of a portfolio of securities with a duration of four to seven years. In view of the duration of the Portfolio, under normal market conditions, the Fund's yield can be expected to be higher and its net asset value less stable than those of The JPM Pierpont Tax Exempt Money Market Fund. Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. The maturities of the individual securities in the Portfolio may vary widely, however, as the Advisor adjusts the Portfolio's holdings of long-term and short-term debt securities to reflect its assessment of prospective changes in interest rates, which may adversely affect current income.

   The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. See Financial Highlights for historical portfolio turnover information on the Fund's predecessor. Portfolio transactions are undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the Portfolio for the fiscal year ended August 31, 1996 was 25%.

   The value of Portfolio's investments will generally fluctuate inversely with changes in prevailing interest rates. The value of the Portfolio's investments will also be affected by changes in the creditworthiness of issuers and other market factors. The quality criteria applied in the selection of portfolio securities are intended to minimize adverse price changes due to credit considerations. The value of the Portfolio's municipal securities can also be affected by market reaction to legislative consideration of various tax reform proposals. Although the net asset value of Portfolio fluctuates, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

   MUNICIPAL BONDS. The municipal securities in which the Portfolio may invest include municipal bonds of the types permitted for The JPM Pierpont Tax Exempt Money Market Fund. The Portfolio may invest more than 25% of its assets in industrial development bonds, but may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state.

   MONEY MARKET INSTRUMENTS. The Portfolio may invest in the types of short term municipal obligations in which The JPM Pierpont Tax Exempt Money Market Fund may invest. These obligations will meet the quality requirements described below except that short-term municipal obligations of New York State issuers may be rated MIG-2 by Moody's or SP-2 by Standard & Poor's. Under normal circumstances, the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

   QUALITY INFORMATION. The Portfolio will not purchase any municipal obligation unless it is rated at least A, MIG-1 or Prime-1 by Moody's or A, SP-1 or A1 by Standard & Poor's (except for short-term obligations of New York State issuers as described above) or it is unrated and in the Advisor's opinion it is of comparable quality. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment.


   In certain circumstances, the Portfolio may also invest up to 20% of the value of its total assets in taxable securities. In addition, the Portfolio may purchase municipal obligations together with puts, securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, purchase synthetic variable rate instruments, lend its portfolio securities, purchase certain privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these transactions, see Additional Investment Information and Risk Factors.


                          THE JPM PIERPONT EQUITY FUND

   The JPM Pierpont Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Selected U.S. Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio invests primarily in the common stock of large and medium sized U.S. corporations.

   The JPM Pierpont Equity Fund is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

   The Advisor seeks to enhance the Portfolio's total return relative to that of the universe of large and medium sized U.S. companies, typically represented by the S&P 500 Index, through fundamental analysis, systematic stock valuation and disciplined portfolio construction. Based on internal fundamental research, the Advisor uses a dividend discount model to rank companies within economic sectors according to their relative value. From the universe of securities this model shows as undervalued, the Advisor selects stocks for the Portfolio based on a variety of criteria including the company's managerial strength, prospects for growth and competitive position. The Advisor may modestly under or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Portfolio's total return or reduce the fluctuation in its market value relative to the Index.

   The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. The Portfolio does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. See Financial Highlights for historical portfolio turnover information on the Fund's predecessor. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the Portfolio for the fiscal year ended May 31, 1996 was 84.55%.

   EQUITY INVESTMENTS. During ordinary market conditions, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's net assets invested in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. The Portfolio's primary equity investments are the common stocks of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on a securities exchange or traded in an over-the-counter market, and may invest in certain restricted or unlisted securities.

   FOREIGN INVESTMENTS. The Portfolio may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. However, the Portfolio does not expect to invest more than 5% of its assets at the time of purchase in securities of foreign issuers. For further information on foreign investments and foreign currency exchange transactions, see Additional Investment Information and Risk Factors.


   The Portfolio may also invest in securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities and money market instruments, and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


                   THE JPM PIERPONT CAPITAL APPRECIATION FUND

   The JPM Pierpont Capital Appreciation Fund's investment objective is to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio invests primarily in the common stock of small U.S. companies. The small company holdings of the Portfolio are primarily companies included in the market capitalization size range of the Russell 2500 Index.

   The JPM Pierpont Capital Appreciation Fund is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Fund may also serve as an efficient vehicle to diversify an existing portfolio by adding the equities of smaller U.S. companies.

   The Advisor seeks to enhance the Portfolio's total return relative to that of the U.S. small company universe. To do so, the Advisor uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. The Advisor continually screens the universe of small capitalization companies to identify for further analysis those companies which exhibit favorable characteristics such as significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, the Advisor ranks these companies within economic sectors according to their relative value. The Advisor then selects for purchase the most attractive companies within each economic sector.

   The Advisor uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the U.S. small company universe. The Advisor believes that under normal market conditions, the Portfolio will have sector weightings comparable to that of the U.S. small company universe, although it may moderately under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Portfolio.

   The Portfolio intends to manage its investments actively in pursuit of its investment objective. See Financial Highlights for historical portfolio turnover information on the Fund's predecessor. Since the Portfolio has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the Portfolio for the fiscal year ended May 31, 1996 was 92.58%.

   PERMISSIBLE INVESTMENTS. The Portfolio may invest in the same types of securities and use the same investment techniques, subject to the same limitations, as permitted for The JPM Pierpont Equity Fund except that the equity investments of the Portfolio in small company holdings are primarily companies included in the Russell 2500 Index and its foreign investments are limited to equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in U.S. dollars.

                   THE JPM PIERPONT INTERNATIONAL EQUITY FUND

   The JPM Pierpont International Equity Fund's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

   The JPM Pierpont International Equity Fund is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index").

   The Portfolio seeks to achieve its investment objective through country allocation, stock selection and management of currency exposure. The Advisor uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the EAFE Index.


   Based on fundamental research, quantitative valuation techniques, and experienced judgment, the Advisor uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States by under- or overweighting selected countries in the EAFE Index. Currently, Japan has the heaviest weighting in the EAFE Index and in the Portfolio. At October 31, 1996, the approximate Japan weighting was 38% in the EAFE Index and 33% in the Portfolio.


   Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, the Advisor selects the securities which appear the most attractive for the Portfolio. The Advisor believes that under normal market conditions, economic sector weightings generally will be similar to those of the EAFE Index.

   Finally, the Advisor actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Advisor will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive, and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors, and the judgment of a team of experienced currency managers. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.


   The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. See Financial Highlights for historical portfolio turnover information on the Fund's predecessor. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 57%.


   EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its total assets in equity securities of foreign issuers consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio may also invest in securities of issuers located in developing countries. See Additional Investment Information and Risk Factors. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.


   The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities, enter into forward contracts on foreign currencies and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


                           THE JPM PIERPONT EMERGING
                              MARKETS EQUITY FUND

   The JPM Pierpont Emerging Markets Equity Fund's investment objective is to achieve a high total return from a portfolio of equity securities of companies in emerging markets. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all its investable assets in The Emerging Markets Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

   The JPM Pierpont Emerging Markets Equity Fund is designed for long-term investors who want exposure to the rapidly growing emerging markets. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses and may be more volatile than investments in the developed markets of the world. See Additional Investment Information and Risk Factors.

   The Advisor considers "emerging markets" to be any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom and United States. The Portfolio will focus its investments in those emerging markets countries which it believes have strongly developing economies and in which the markets are becoming more sophisticated.

   A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iv) has at least 50% of its assets located in emerging markets.

   The Advisor seeks to achieve the Portfolio's investment objective by a disciplined process of country allocation and company selection. Based on fundamental research, quantitative analysis, and experienced judgment, the Advisor identifies those countries where economic and political factors, including currency movements, are likely to produce above-average returns. Based on their relative value, the Advisor then selects those companies in each country's major industry sectors which it believes are best positioned and managed to take advantage of these economic and political factors.


   The Portfolio's investments are primarily denominated in foreign currencies but it may also invest in securities denominated in the U.S. dollar or multinational currency units such as the ECU. The Advisor will not routinely attempt to hedge the Portfolio's foreign currency exposure. However, the Advisor may from time to time engage in foreign currency exchange transactions if, based on fundamental research, technical factors, and the judgment of experienced currency managers, it believes, the transactions would be in the Portfolio's best interest. For further information on foreign currency exchange transactions, see Additional Investment Information and Risk Factors.



   The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See Taxes below. The portfolio turnover rate for the fiscal year ended October 31, 1996 was 31%.


   INVESTING IN EMERGING MARKETS. The Portfolio invests primarily in equity securities of companies in emerging markets. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers described herein to a heightened degree.

   EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its total assets in equity securities of companies in emerging markets consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of established companies in the emerging markets countries the Advisor has identified as attractive. The assets of the Portfolio ordinarily will be invested in the securities of issuers in at least three different countries considered to be emerging markets. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

   Certain emerging markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the 1940 Act--that is, the Portfolio may invest up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. As a shareholder in an investment fund, the Portfolio would bear its share of that investment fund's expenses, including its advisory and administration fees. At the same time the Portfolio and the Fund would continue to pay their own operating expenses.


   The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition the Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


                       THE JPM PIERPONT DIVERSIFIED FUND

   The JPM Pierpont Diversified Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Diversified Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

   The Portfolio seeks to provide a total return that approaches that of the universe of equity securities of large and medium sized U.S. companies and that exceeds the return typical of a portfolio of fixed income securities. The Portfolio attempts to achieve this return by investing in equity and fixed income instruments, as described below.

   The JPM Pierpont Diversified Fund is designed primarily for investors who wish to invest for long term objectives such as retirement. It is appropriate for investors who seek to attain real appreciation in the market value of their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting only of equity securities. The Fund may be an attractive option for investors who want a professional investment adviser to decide how their investments should be allocated between equity and fixed income securities.

   Under normal circumstances, the Portfolio will be invested approximately 65% in equities and 35% in fixed income securities. The equity portion of the Portfolio will be invested primarily in large and medium sized U.S. companies with market capitalizations above $1.5 billion, with the balance in small U.S. companies primarily included in the Russell 2000 Index and in foreign issuers primarily in developed countries. Under normal circumstances, the Advisor expects that approximately 52% of the Portfolio will be in equity securities of large and medium sized companies, 3% in small companies and 10% in foreign issuers. However, the Advisor may allocate the Portfolio's investments among these asset classes in a manner consistent with the Portfolio's investment objective and current market conditions. Using a variety of analytical tools, the Advisor assesses the relative attractiveness of each asset class and determines an optimal allocation among them. The
Advi-
sor then selects securities within each asset class based on fundamental research and quantitative analysis.

   The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. Since the Portfolio has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. The portfolio turnover rate for the Portfolio for the fiscal year ended June 30, 1996 was 144%.


   EQUITY INVESTMENTS. For the equity portion of the Portfolio, Morgan seeks to achieve a high total return through fundamental analysis, systematic stock valuation and disciplined portfolio construction. For domestic equities, based on internal fundamental research, the Advisor uses a dividend discount model to value equity securities and rank a universe of large and medium capitalization companies or small companies within economic sectors according to their relative value. The Advisor then buys and sells securities within each economic sector based on this valuation process to seek to enhance the Portfolio's return. For foreign equities, the Portfolio's investment process involves country allocation, stock selection and management of currency exposure. The Advisor allocates this portion of the Portfolio by under- or overweighting selected countries in the EAFE Index. Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value and those which appear the most attractive are selected. Currency exposure is also actively managed to protect and possibly enhance the market value of the Portfolio. In addition, the Advisor uses this disciplined portfolio construction process to seek to reduce the volatility of the large and medium capitalization equity portion of the Portfolio relative to that of the S&P 500 Index, of the small company portion of the Portfolio relative to that of the Russell 2000 and of the foreign equity portion of the Portfolio relative to that of the EAFE Index.


   The Portfolio's equity investments will include common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. The Portfolio's equity investments may also include preferred stock, warrants, rights and convertible securities. The Portfolio's equity securities may or may not pay dividends and may or may not carry voting rights.

   FIXED INCOME INVESTMENTS. For the fixed income portion of the Portfolio, the Advisor seeks to provide a high total return by actively managing the duration of the Portfolio's fixed income securities, the allocation of securities across market sectors, and the selection of securities within sectors. Based on fundamental, economic and capital markets research, the Advisor adjusts the duration of the Portfolio's fixed income investments in light of market conditions. The Advisor also actively allocates the Portfolio's fixed income investments among the broad sectors of the fixed income market. Securities which the Advisor believes are undervalued are selected for purchase from the sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts.

   Duration is a measure of the weighted average maturity of the fixed income securities held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Under normal market conditions the duration of the fixed income portion of the Portfolio will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by the Salomon Brothers Broad Investment Grade Bond Index. Currently, the Index's duration is approximately 5 years. The maturities of the individual fixed income securities in the Portfolio may vary widely, however.

   The Portfolio may invest in a broad range of debt securities of domestic and foreign corporate and government issuers. These include corporate bonds, debentures, notes, mortgage-related securities, and asset-backed securities; U.S. Government and agency securities; and private placements. See Corporate Bonds, etc. and Government Obligations, etc. under The JPM Pierpont Short Term Bond Fund for more detailed information on fixed income securities.


   QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least 65% of that portion of the Portfolio invested in fixed income securities will consist of securities that are rated at least A by Moody's or Standard & Poor's or that are unrated and in Morgan's opinion are of comparable quality. In the case of 30% of the Portfolio's fixed income investments, the Portfolio may purchase debt securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. The remaining 5% of the Portfolio's fixed income investments may be debt securities that are rated Ba or better by Moody's or BB or better by

Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba by Moody's or BB by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.


   FOREIGN INVESTMENTS. The Portfolio may invest in common stocks and convertible securities of foreign corporations as well as fixed income securities of foreign government and corporate issuers. However, the Portfolio does not expect to invest more than 30% of its assets at the time of purchase in securities of foreign issuers. For further information on foreign investments and foreign currency exchange transactions, see Additional Investment Information and Risk Factors.


   In addition, the Portfolio may invest in securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, lend its portfolio securities, purchase certain privately placed securities and money market instruments and enter into forward contracts on foreign currencies. The Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. For a discussion of these investments and investment techniques, see Additional Investment Information and Risk Factors.


ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

   CONVERTIBLE SECURITIES. The Portfolios for The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund may invest in convertible securities of domestic and, subject to each Portfolio's restrictions, foreign issuers. The convertible securities in which the Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

   COMMON STOCK WARRANTS. The Portfolios for The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

   Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.


   BELOW INVESTMENT GRADE DEBT. The Portfolios for The JPM Pierpont Bond and Short Term Bond Funds may purchase certain lower rated securities, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), which may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.



   Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.



   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income securities no interest accrues to the Portfolio until settlement. At the time of settlement a when-issued security may be valued at less than its purchase price. Each Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio relies on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.



   REPURCHASE AGREEMENTS. Each of the Portfolios may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Portfolio for The JPM Pierpont Federal Money Market Fund only enters into repurchase agreements involving Treasury Securities and Permitted Agency Securities and under ordinary market conditions does not expect to enter into repurchase agreements involving more than 5% of its net assets. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.


   LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, each of the Portfolios is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year.

   Loans of portfolio securities may be considered extensions of credit by the Portfolios. The risks to the Portfolios with respect to borrowers of their portfolio securities are similar to the risks to the Portfolios with respect to sellers in repurchase agreement transactions. See Repurchase Agreements above. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfolios, the Advisor, or the Distributor, unless otherwise permitted by applicable law.

   REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. See Investment Restrictions for investment limitations applicable to reverse repurchase agreements and other borrowings. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

   FOREIGN INVESTMENT INFORMATION. The Portfolios for The JPM Pierpont Money Market Fund, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund and The JPM Pierpont Diversified Fund may invest in certain foreign securities. The Portfolios for The JPM Pierpont International Equity Fund and The JPM Pierpont Emerging Markets Equity Fund invest primarily in foreign securities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to these Portfolios by domestic companies.

   Investors should realize that the value of each Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

   In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

   Although the Portfolio for The JPM Pierpont International Equity Fund invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of issuers in emerging markets countries. The Portfolio for The JPM Pierpont Emerging Markets Equity Fund invests primarily in equity securities of companies in emerging markets countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolios' investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

   Each of the Portfolios may invest in securities of foreign issuers directly or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar ar-rangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


   In the case of the Portfolios for The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund, since investments in foreign securities involve foreign currencies, the value of their assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Transactions.


   For a discussion of investment risks associated with the general economic and political conditions in Japan, see Investment Objectives and Policies in the Statement of Additional Information.


   FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolios for The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolios for the Funds may enter from time to time into foreign currency exchange transactions. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies. The cost of a Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.


   A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolios will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

   Each of these Portfolios may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolios may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, a Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. A Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.


   Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.



   SYNTHETIC INSTRUMENTS FOR THE JPM PIERPONT MONEY MARKET FUND. The Portfolio for The JPM Pierpont Money Market Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Advisor will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor those risks. See Illiquid Investments; Privately Placed and Other Unregistered Securities.

   TAXABLE INVESTMENTS FOR THE JPM PIERPONT TAX EXEMPT FUNDS. The Portfolios for The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Tax Exempt Bond Fund each attempt to invest its assets in tax exempt municipal securities; however, these Portfolios are each permitted to invest up to 20% of the value of their respective total assets in securities, the interest income on which may be subject to federal, state or local income taxes. These Portfolios may make taxable investments pending investment of proceeds from sales of their interests or portfolio securities, pending settlement of purchases of portfolio securities, to maintain liquidity or when it is advisable in the Advisor's opinion because of adverse market conditions. The Portfolios will invest in taxable securities only if there are no tax exempt securities available for purchase or if the after tax yield, in the case of the Portfolio for The JPM Tax Exempt Pierpont Money Market Fund, or the expected return, in the case of the Portfolio for The JPM Pierpont Tax Exempt Bond Fund, from an investment in taxable securities exceeds the yield or expected return, as the case may be, on available tax exempt securities. In abnormal market conditions, if, in the judgment of the Advisor, tax exempt securities satisfying The JPM Pierpont Tax Exempt Bond Fund's investment objective may not be purchased, its corresponding Portfolio may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt securities the interest on which is subject to federal, state or local income taxes. The taxable investments permitted for these Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements and, in the case of The JPM Pierpont Tax Exempt Bond Fund, other debt securities which meet the Fund's quality requirements. See Taxes.


   PUTS FOR THE JPM PIERPONT TAX EXEMPT FUNDS. The Portfolios for The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Tax Exempt Bond Fund may purchase without limit municipal bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of these Portfolios and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolios to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large withdrawals, to purchase at a later date securities other than those subject to the put and, in the case of The JPM Pierpont Tax Exempt Bond Fund, to facilitate the Advisor's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

   The amortized cost method is used by the Portfolio for The JPM Pierpont Tax Exempt Money Market Fund to value all municipal securities; no value is assigned to any puts. This method is also used by the Portfolio for The JPM Pierpont Tax Exempt Bond Fund to value municipal securities with maturities of less than 60 days; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See the Statement of Additional Information for the valuation procedure if the Portfolio for The JPM Pierpont Tax Exempt Bond Fund were to invest in municipal securities with maturities of 60 days or more that are subject to separate puts.

   SYNTHETIC VARIABLE RATE INSTRUMENTS FOR THE JPM PIERPONT TAX EXEMPT FUNDS. The Portfolios for The JPM Pierpont Tax Exempt Funds may invest in certain synthetic variable rate instruments. Such instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. The Advisor will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Portfolios will be that of holding the long-term bond, which in the case of the Portfolio for The JPM Pierpont Tax Exempt Money Market Fund may require the disposition of the bond which could be at a loss.

   ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. Subject to the limitations described below, each of the Portfolios for The JPM Pierpont Funds may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.


   Acquisition of illiquid investments by the Portfolio for The JPM Pierpont Money Market Fund is subject to the 10% fundamental policy limitation described below under Investment Restrictions. Acquisitions of illiquid investments by the Portfolios for the other JPM Pierpont Funds is subject to the following non-fundamental policies. The Portfolio for each of The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund may not acquire any illiquid securities if, as a result thereof, more than 10% of the Portfolio's net assets would be in illiquid investments. The Portfolio for each of The JPM Pierpont Short Term Bond, Bond, Tax Exempt Bond, Equity, Capital Appreciation, International Equity, Emerging Markets Equity and Diversified Funds may not invest in additional illiquid securities if, as a result, more than 15% of its net assets would be invested in illiquid securities. In addition, the Portfolio for The JPM Pierpont International Equity Fund will not invest more than 5% of its total assets in restricted securities that cannot be offered for public sale in the United States without first being registered under the 1933 Act. Each of the Portfolios may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.


   FUTURES AND OPTIONS TRANSACTIONS. The Portfolio for each of The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Tax Exempt Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund and The JPM Pierpont International Equity Fund is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for hedging purposes. The Portfolio for each of The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for both hedging and risk management purposes. For more detailed information about these transactions, see the Appendix to this Prospectus and Risk Management in the Statement of Additional Information.

   MONEY MARKET INSTRUMENTS. The Portfolios for The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund are permitted to invest in money market instruments, although each of these Portfolios intends to stay invested in equity securities (or, in the case of The JPM Pierpont Diversified Fund, equity and longer-term fixed income securities) to the extent practical in light of its objective and long-term investment perspective. These Portfolios may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions as described above under Taxable Investments for The JPM Pierpont Tax Exempt Funds. The money market investments permitted for these Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. The Portfolios for The JPM Pierpont International Equity and Emerging Markets Equity Funds may also invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.

INVESTMENT RESTRICTIONS


   As diversified investment companies, 75% of the assets of each of the Portfolios are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. The Money Market and Federal Money Market Portfolios are subject to additional non-fundamental requirements governing non-tax exempt money market funds. These non-fundamental requirements generally prohibit the Money Market and Federal Money Market Portfolios from investing more than 5% of their respective total assets in the securities of any single issuer, except obligations of the U.S. Government and its agencies and instrumentalities.


   The investment objective of each Fund and its corresponding Portfolio, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of a Fund and its corresponding Portfolio. Each Fund has the same investment restrictions as its corresponding Portfolio, except that each Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as its corresponding Portfolio). References below to a Portfolio's investment restrictions also include the corresponding Fund's investment restrictions.

   The Portfolio for The JPM Pierpont Money Market Fund may not (i) acquire any illiquid securities if as a result more than 10% of the market value of its total assets would be in investments which are illiquid, (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less certain liabilities, (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing (the "10% Emergency Borrowing Restriction"), or (iv) invest more than 25% of its assets in any one industry, except there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks.


   The Portfolio for The JPM Pierpont Federal Money Market Fund may not (i) enter into reverse repurchase agreements which together with any other borrowings exceed one-third of the market value of its total assets, less certain liabilities, or (ii) borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of its total assets, taken at cost at the time of borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements), or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing, or (iii) make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies.


   The Portfolios for The JPM Pierpont Tax Exempt Money Market and Tax Exempt Bond Funds are subject to the 10% Emergency Borrowing Restriction, except that borrowings may be for temporary as well as extraordinary or emergency purposes in the case of the Portfolio for The JPM Pierpont Tax Exempt Money Market Fund, and may not acquire industrial revenue bonds if as a result more than 5% of total Portfolio assets would be invested in industrial revenue bonds where payment of principal and interest is the responsibility of companies with fewer than three years of operating history.

   Each of the Portfolios for The JPM Pierpont Short Term Bond and Diversified Funds may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities (the "Industry Concentration Restriction"); for purposes of this limitation, the staff of the SEC considers (a) all supranational organizations as a group to be a single industry and (b) each foreign government and its political subdivisions to be a single industry; (ii) borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of its total assets, taken at cost at the time of borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements), or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of borrowing; or (iii) enter into reverse repurchase agreements and other permitted borrowings which constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less certain liabilities (the "Senior Securities Restriction").

   The Portfolio for The JPM Pierpont Bond Fund is subject to the Industry Concentration Restriction and the Senior Securities Restriction and may not borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets taken at cost at the time of borrowing and except in connection with reverse repurchase agreements or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing.

   The Portfolios for The JPM Pierpont Equity and Capital Appreciation Funds are subject to the 10% Emergency Borrowing Restriction, the Industry Concentration Restriction and may not purchase securities of any issuer if, as a result of the purchase, more than 5% of total Portfolio assets would be invested in securities of companies with fewer than three years of operating history (including predecessors).

   The Portfolio for The JPM Pierpont International Equity Fund is subject to the Industry Concentration Restriction and the Senior Securities Restriction. In addition, the Portfolio may not borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of such borrowing.

   The Portfolio for The JPM Pierpont Emerging Markets Equity Fund is subject to the Industry Concentration Restriction and may not (i) borrow money except that the Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings), or (ii) issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder.

   For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restrictions and Additional Information in the Statement of Additional

Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

   TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for each Portfolio, the Trustees decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust and of each Portfolio are identified below.

Frederick S. Addy     Former Executive Vice
                       President and Chief
                       Financial Officer,
                       Amoco Corporation
William G. Burns      Former Vice Chairman
                       of the Board and
                       Chief Financial
                       Officer, NYNEX
                       Corporation
Arthur C.             Former Senior Vice
 Eschenlauer           President, Morgan
                       Guaranty Trust
                       Company of New York
Matthew Healey        Chairman and Chief
                       Executive Officer;
                       Chairman, Pierpont
                       Group, Inc.
Michael P. Mallardi   Former Senior Vice
                       President, Capital
                       Cities/ABC, Inc. and
                       President, Broadcast
                       Group

   A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust, each Portfolio and The JPM Institutional Funds, up to and including creating a separate board of trustees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Funds and the Portfolios.


   Each of the Portfolios and the Trust have entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolios' and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pierpont Group, Inc. in providing these services to the Trust, the Portfolios and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to these funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.


   ADVISOR. None of the Funds has retained the services of an investment adviser because each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Each Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. It is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion). Morgan provides investment advice and portfolio management services to each Portfolio. Subject to the supervision of each Portfolio's Trustees, Morgan makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. See Investment Advisor in the Statement of Additional Information. Morgan also provides certain accounting and operations services to the Funds and the Portfolios, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping the Funds' books of account. Morgan also provides shareholder services to shareholders of the Funds. See Shareholder Servicing below.



   Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification, quantitative and credit analysis, and, for foreign fixed income securities, country selection. Morgan has managed portfolios of domestic fixed income securities on behalf of its clients for over 60 years. The portfolio managers making investments in income securities work in conjunction with fixed income, credit, capital market and economic research analysts, as well as traders and administrative officers.



   For equity portfolios, this process utilizes research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfolios of U.S. equity securities on behalf of its clients for over 40 years, equity securities of small U.S. companies since the 1960s, international equity securities since 1974 and emerging markets equity securities since 1990. The portfolio managers making investments in domestic, international or emerging markets equity securities work in conjunction with Morgan's equity analysts, as well as capital market, credit and economic research analysts, traders and administrative officers, in Morgan's offices around the globe. The U.S. equity analysts each cover a different industry, following both the small and large companies in their respective industries and currently monitor universes of 700 predominately large and medium-sized and 300 small U.S. companies. The international equity analysts, located in London, Tokyo, Singapore and Melbourne, each cover a different industry, monitoring a universe of nearly 1,000 non-U.S. companies. The emerging markets research analysts, located in New York, London and Singapore, each cover a different industry, monitoring a universe of approximately 900 companies in emerging markets countries.



   The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the respective Portfolios or their predecessor entities (the inception date of each person's responsibility for a Portfolio (or its predecessor) and his or her business experience for the past five years is indicated parenthetically): The JPM Pierpont Money Market Fund:
Robert R. Johnson, Vice President (since June, 1988, employed by Morgan since prior to 1992) and Daniel B. Mulvey, Vice President (since January, 1995, employed by Morgan since 1992); The JPM Pierpont Tax Exempt Money Market Fund:
Daniel B. Mulvey, Vice President (since August, 1995, employed by Morgan since
1992) and Elizabeth A. Augustin, Vice President (since January, 1992, employed by Morgan since prior to 1992); The JPM Pierpont Federal Money Market Fund:
Robert R. Johnson, Vice President (since January, 1993, employed by Morgan since prior to 1992) and Daniel B. Mulvey, Vice President (since October, 1996, employed by Morgan since 1992); The JPM Pierpont Short Term Bond Fund: Connie J. Plaehn, Managing Director (since July, 1993, employed by Morgan since prior to 1992 as a portfolio manager of U.S. equity investments) and William G. Tennille, Vice President (since January, 1994, employed by Morgan since March, 1992, previously Managing Director, Manufacturers Hanover Trust Company); The JPM Pierpont Bond Fund: William G. Tennille, Vice President (since January, 1994, employed by Morgan since March, 1992, previously Managing Director, Manufacturers Hanover Trust Company) and Connie J. Plaehn, Managing Director (since January, 1994, employed by Morgan since prior to 1992); The JPM Pierpont Tax Exempt Bond Fund: Elizabeth A. Augustin, Vice President (since January, 1992, employed by Morgan since prior to 1992) and Gregory J. Harris, Vice President (since January, 1996, employed by Morgan since prior to 1992); The JPM Pierpont Equity Fund: William B. Petersen, Managing Director (since February, 1993, employed by Morgan since prior to 1992 as a portfolio manager of U.S. equity investments) and William M. Riegel, Jr., Managing Director (since February, 1993, employed by Morgan since prior to 1992 as a portfolio manager of U.S. equity investments); The JPM Pierpont Capital Appreciation Fund: James B. Otness, Managing Director (since February, 1993, employed by Morgan since prior to 1992 as a portfolio manager of equity securities of small and medium sized U.S. companies), Michael J. Kelly, Vice President (since May, 1996, employed by Morgan since prior to 1992 as a portfolio manager of small and medium sized U.S. Companies and an equity research analyst) and Candice Eggerss, Vice President (since May, 1996, employed by Morgan since May, 1996, previously employed by Weiss, Peck and Greer from June 1993 to May 1996 and Equitable Capital Management prior to June 1993); The JPM Pierpont International Equity Fund: Paul
A. Quinsee, Vice President (since April, 1993, employed by Morgan since February, 1992, previously Vice President, Citibank), Thomas P. Madsen, Managing Director (since April, 1993, employed by Morgan since prior to 1992) and Anne H. Richards, Vice President (since January, 1997, employed by Morgan since May, 1994, employed by Alliance Capital Ltd. from September, 1992 to April, 1994); The JPM Pierpont Emerging Markets Equity Fund: Douglas J. Dooley, Managing Director (since November, 1993, employed by Morgan since prior to 1992), Satyen Mehta, Vice President (since November, 1993, employed by Morgan since prior to
1992) and Alejandro J. Baez-Sacasa, Vice President (since April, 1995, employed by Morgan since prior to 1992); and The JPM Pierpont Diversified Fund: Gerald H. Osterberg, Vice President (since July, 1993, employed by Morgan since prior to
1992), and John M. Devlin, Vice President (since December, 1993, employed by Morgan since prior to 1992).



   As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with each Portfolio, the Portfolios have agreed to pay Morgan a fee, which is computed daily and may be paid monthly, equal to the following annual rates of each Portfolio's average daily net assets: the Portfolios for The JPM Pierpont Money Market, The JPM Pierpont Tax Exempt Money Market, and The JPM Pierpont Treasury Money Market Funds, 0.20% of net assets up to $1 billion, and 0.10% of net assets in excess of $1 billion; the Portfolio for The JPM Pierpont Short Term Bond Fund, 0.25%; the Portfolio for The JPM Pierpont Bond and The JPM Pierpont Tax Exempt Bond Funds, 0.30%; the Portfolio for The JPM Pierpont Equity Fund, 0.40%; the Portfolios for The JPM Pierpont Capital Appreciation and The JPM Pierpont International Equity Funds, 0.60%; the Portfolio for The JPM Pierpont Emerging Markets Equity Fund, 1.00%; and the Portfolio for The JPM Pierpont Diversified Fund, 0.55%. While the advisory fee for the Portfolio for The JPM Pierpont Emerging Markets Equity Fund is higher than that of most investment companies, it is similar to the advisory fees of other emerging markets funds.



   Under separate agreements, Morgan also provides administrative and related services to the Trust and each Portfolio and shareholder services to shareholders of the Funds. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE JPM PIERPONT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.


   CO-ADMINISTRATOR. Under Co-Administration Agreements with the Trust and each Portfolio, FDI serves as the Co-Administrator for the Trust and the Portfolios and in that capacity, FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolios; (ii) provides officers for the Trust and the Portfolios;
(iii) prepares and files documents required in connection with the Trust's state securities law registrations; (iv) reviews and files Trust marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records. See Administrative Services Agent below.

   For its services under the Co-Administration Agreements, each of the Funds and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI.


   ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and each Portfolio, Morgan is responsible for administrative and related services provided to the Trust and each Portfolio, including services related to taxes, financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters. Under the Administrative Services Agreements, each Fund and Portfolio has agreed to pay Morgan and FDI fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolios and the other portfolios (collectively the "Master Portfolios") in which series of the Trust or The JPM Institutional Funds invest in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the

Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI.


   DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Funds and exclusive placement agent for the Portfolios. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.



   CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Funds' and the Portfolios' custodian and fund accounting and transfer agent and the Funds' dividend disbursing agent. State Street also keeps the books of account for the Funds and the Portfolios.



   EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Administrator and Administrative Services Agent above and Shareholder Servicing below, the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to a Fund or Portfolio. For each Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For each Portfolio, such expenses also include, to the extent applicable, registration fees under foreign securities laws, custodian fees and brokerage expenses.



   Morgan has agreed that it will reimburse each of the following Funds through at least the indicated date to the extent necessary to maintain such Fund's total operating expenses (which include expenses of the Fund and its corresponding Portfolio) at the following percentage of such Fund's average daily net assets:



                        EXPENSE
        FUND              CAP             DATE
--------------------  -----------  -------------------
The JPM Pierpont
 Federal Money
 Market Fund........       0.40%   February 28, 1998
The JPM Pierpont
 Short Term Bond
 Fund...............       0.50%   February 28, 1998
The JPM Pierpont
 Capital
 Appreciation Fund..       0.90%   September 30, 1997
The JPM Pierpont
 Diversified Fund...       0.98%   October 31, 1997



   These limits do not cover extraordinary expenses during the period. There is no assurance that Morgan will continue waivers beyond the specified periods.


SHAREHOLDER SERVICING


   Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligible Institution").



   Each Fund pays Morgan for these services at the following annual rates (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent):


FUND                      FEE
------------------------  ------------------------
JPM Pierpont Money        0.15% of average daily
Market, JPM Pierpont      net assets up to $2
Federal Money Market,     billion; 0.10%
and JPM Pierpont Tax      thereafter
Exempt Money Market

FUND                      FEE
------------------------  ------------------------

JPM Pierpont Short Term   0.20% of average daily
Bond,                     net assets
JPM Pierpont Bond, and
JPM Pierpont Tax Exempt
Bond

JPM Pierpont Equity, JPM  0.25% of average daily
Pierpont Capital          net assets
Appreciation, JPM
Pierpont International
Equity, JPM Pierpont
Emerging Markets JPM
Pierpont Equity, and JPM
Pierpont Diversified



   Under the terms of the Shareholder Servicing Agreement with each Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

   The Funds may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Funds. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as an investment alternative may also be paid a fee.

   Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 5th Avenue, New York, New York 10036 or call (800) 521-5411.

   The business days of each Fund and its corresponding Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES


   METHOD OF PURCHASE. Investors may open accounts with a Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Funds are authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Funds as investment options for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.


   Each of The JPM Pierpont Funds requires the minimum initial investment shown below and a minimum subsequent investment of $5,000:


                                       INITIAL
FUND                                 INVESTMENT
-----------------------------------  -----------
The JPM Pierpont Money Market
 Fund..............................   $  25,000
The JPM Pierpont Tax Exempt Money
 Market Fund.......................   $  25,000
The JPM Pierpont Federal Money
 Market Fund.......................   $  25,000
The JPM Pierpont Short Term Bond
 Fund..............................   $ 100,000
The JPM Pierpont Bond Fund.........   $ 100,000
The JPM Pierpont Tax Exempt Bond
 Fund..............................   $ 100,000
The JPM Pierpont Equity Fund.......   $ 100,000
The JPM Pierpont Capital
 Appreciation Fund.................   $ 100,000
The JPM Pierpont International
 Equity Fund.......................   $ 100,000
The JPM Pierpont Emerging Markets
 Equity Fund.......................   $ 100,000
The JPM Pierpont Diversified Fund..   $ 100,000


   For investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment in any other JPM Pierpont Fund is $10,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who maintain related accounts with the Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

   PURCHASE PRICE AND SETTLEMENT. Each Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.


   THE JPM PIERPONT MONEY MARKET, TAX EXEMPT MONEY MARKET, AND FEDERAL MONEY MARKET FUNDS. To purchase shares in The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund or The JPM Pierpont Federal Money Market Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the same day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance with placing an order for Fund shares. Immediately available funds must be received by the Fund or its agent by 3:00 P.M. New York time on a business day in the case of The JPM Pierpont Money Market, by 12:00 noon New York time on a business day in the case of The JPM Pierpont Federal Money Market Fund, and by 11:00 A.M. New York time on a business day in the case of The JPM Pierpont Tax Exempt Money Market Fund, for the purchase to be effective and dividends to be earned on the same day. None of The JPM Pierpont Money Market Fund, The JPM Pierpont Federal Money Market Fund, or The JPM Pierpont Tax Exempt Money Market Fund accepts orders after the indicated time. If funds are received after that time for any reason, including that the day is a Federal Reserve holiday, the purchase is not effective and dividends are not earned until the next business day.


   THE JPM PIERPONT SHORT TERM BOND, BOND AND TAX EXEMPT BOND FUNDS. To purchase shares in The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund and The JPM Pierpont Tax Exempt Bond Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance with placing an order for Fund shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Funds' Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.



   THE JPM PIERPONT EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. To purchase shares in The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Funds' Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance with placing an order for Fund shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.



   ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Although there is no sales charge levied directly by any of the Funds Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Funds or Morgan.


REDEMPTION OF SHARES


   METHOD OF REDEMPTION. To redeem shares in any of The JPM Pierpont Funds, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the appropriate Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned share-


holder Personal Identification Number and the amount of the redemption. Each Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Additional Information below for an explanation of the telephone redemption policy of The JPM Pierpont Funds.

   THE JPM PIERPONT MONEY MARKET, TAX EXEMPT MONEY MARKET, AND FEDERAL MONEY MARKET FUNDS. A redemption request received by the Fund or its agent on a business day prior to 1:00 P.M. New York time in the case of The JPM Pierpont Money Market Fund, prior to 12:00 noon New York time in the case of The JPM Pierpont Federal Money Market Fund, and prior to 11:00 A.M. New York time in the case of The JPM Pierpont Tax Exempt Money Market Fund, is effective on that day. A redemption request received after that time becomes effective on the next day. Proceeds of an effective redemption are generally deposited the same day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. If a redemption request becomes effective on a day when the New York Stock Exchange is open but which is a Federal Reserve holiday, the proceeds are paid the next business day. See Further Redemption Information.



   THE JPM PIERPONT SHORT TERM BOND, BOND AND TAX EXEMPT BOND FUNDS. A redemption request received by The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund or The JPM Pierpont Tax Exempt Bond Fund or their agents prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited on settlement date in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. Settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.



   THE JPM PIERPONT EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. A redemption request received by The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund or The JPM Pierpont Diversified Fund or their agents prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions, and, subject to Further Redemption Information below, in any event are paid within seven days.


   MANDATORY REDEMPTION BY A FUND. If the value of a shareholder's holdings in any of The JPM Pierpont Funds falls below the applicable minimum investment amount for more than 30 days because of a redemption of shares, or a shareholder's account balance does not achieve the required minimum investment within the prescribed time period, a Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more. Investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995 are required to maintain an investment of $10,000 in the Fund.

   FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from The JPM Pierpont Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, The JPM Pierpont Funds must have received the shareholder's taxpayer identification number and address. As discussed under Taxes below, The JPM Pierpont Funds may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

   Each of The JPM Pierpont Funds reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES


   An investor may exchange shares from any of The JPM Pierpont Funds into any other JPM Pierpont Fund, JPM Institutional Fund or shares of JPM Series Trust without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for other JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Pierpont Funds.


   Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Each fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS


   THE JPM PIERPONT MONEY MARKET, TAX EXEMPT MONEY MARKET AND FEDERAL MONEY MARKET FUNDS. In the case of The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund, all of each Fund's net investment income is declared as a dividend daily and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of each Fund for dividend purposes consists of its pro rata share of the net income of the corresponding Portfolio less the Fund's expenses. Dividends and distributions are payable to shareholders of record at the time of declaration. The net investment income of The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. Shares of The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund earn dividends on the business day their purchase is effective, but not on the business day redemption proceeds are paid. See Purchase of Shares and Redemption of Shares.



   Substantially all the realized net capital gains, if any, of The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund, and The JPM Pierpont Federal Money Market Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on a Fund.



   THE JPM PIERPONT SHORT TERM BOND, BOND AND TAX EXEMPT BOND FUNDS. Each of The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund and The JPM Pierpont Tax Exempt Bond Fund intends to distribute substantially all of its net investment income. The net investment income of each Fund is declared as a dividend daily immediately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of each Fund for dividend purposes consists of its pro rata share of the net income of the corresponding Portfolio less the Fund's expenses. Expenses of each Fund and Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.


   Substantially all the realized net capital gains of The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund and The JPM Pierpont Tax Exempt Bond Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on a Fund.

   THE JPM PIERPONT EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. Dividends consisting of substantially all the Fund's net investment income, if any, are declared and paid twice a year for The JPM Pierpont Equity, The JPM Pierpont Capital Appreciation and The JPM Pierpont Diversified Funds and annually for The JPM Pierpont International Equity and The JPM Pierpont Emerging Markets Equity Funds. These Funds may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Substantially all the realized net capital gains for these Funds are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on a Fund. Declared dividends and distributions are payable to shareholders of record on the record date.


   Dividends and capital gains distributions paid for each of The JPM Pierpont Funds are automatically reinvested in additional shares of the same Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The JPM Pierpont Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.


NET ASSET VALUE


   Net asset value per share for each Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in its corresponding Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. Each of the Portfolios for The JPM Pierpont Money Market, Tax Exempt Money Market and Federal Money Market Funds value all portfolio securities by the amortized cost method. This method attempts to maintain for each of these Funds a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained. See Net Asset Value in the Statement of Additional Information for more information on valuation of portfolio securities for these Portfolios.



   Each of The JPM Pierpont Funds computes its net asset value once daily on Monday through Friday, except that the net asset value is not computed for the Funds on the holidays listed under Net Asset Value in the Statement of Additional Information. The JPM Pierpont Funds generally compute net asset value as follows, New York time: The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund, 4:00 P.M., and may be computed at earlier times as set forth in the Statement of Additional Information; The JPM Pierpont International Equity Fund and The JPM Pierpont Emerging Markets Equity Fund, 4:00 P.M.; and The JPM Pierpont Tax Exempt Bond Fund, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund and The JPM Pierpont Diversified Fund, 4:15 P.M.


ORGANIZATION


   The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachusetts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, shares of seventeen series have been authorized and are available for sale to the public. Shares of The JPM Pierpont New York Total Return Bond, European Equity, Japan Equity, Asia Growth, International Opportunities and Global Strategic Income Funds are described in, and offered pursuant to, separate prospectuses. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.


   The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of any Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of any Fund, but that the Trust property only shall be liable.

   Shareholders of each Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable by each Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

   Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

TAXES


   The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Funds.



   The Trust intends to qualify each of the Funds as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. For a Fund to qualify as a regulated investment company, a Portfolio, in addition to other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, each Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. Each Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, each Portfolio should not be subject to tax. Each Fund's status as a regulated investment company is dependent on, among other things, the corresponding Portfolio's continued qualification as a partnership for federal income tax purposes.


   If a correct and certified taxpayer identification number is not on file, a Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.


   THE JPM PIERPONT MONEY MARKET FUND; THE JPM PIERPONT FEDERAL MONEY MARKET FUND; THE JPM PIERPONT SHORT TERM BOND FUND; THE JPM PIERPONT BOND FUND; THE JPM PIERPONT EQUITY FUND; THE JPM PIERPONT CAPITAL APPRECIATION FUND; THE JPM PIERPONT INTERNATIONAL EQUITY FUND; THE JPM PIERPONT EMERGING MARKETS EQUITY FUND AND THE JPM PIERPONT DIVERSIFIED FUND. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of The JPM Pierpont Money Market Fund, The JPM Pierpont Federal Money Market Fund, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund, whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of The JPM Pierpont Money Market Fund, The JPM Pierpont Federal Money Market Fund, The JPM Pierpont Short Term Bond Fund and The JPM Pierpont Bond Fund are not eligible for the dividends-received deduction; however, The JPM Pierpont Equity, The JPM Pierpont Capital Appreciation and The JPM Pierpont Diversified Funds expect a portion of these distributions to corporate shareholders to be eligible for the dividends-received deduction. Distributions of this type to corporate shareholders of The JPM Pierpont International Equity and The JPM Pierpont Emerging Markets Equity Funds will not qualify for the dividends-received deduction because the income of these Funds will not consist of dividends paid by United States corporations.


   Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of each of these Funds as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. The JPM Pierpont Money Market Fund and The JPM Pierpont Federal Money Market Fund do not expect to realize long-term capital gains and thus do not contemplate paying distributions taxable to shareholders who are subject to tax as long-term capital gains.


   In the case of The JPM Pierpont Short Term Bond Fund and The JPM Pierpont Bond Fund any distribution of capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. In the case of The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund, any distribution of net investment income or capital gains will have the same effect. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.


   Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.



   In the case of The JPM Pierpont Federal Money Market Fund, shareholders should consult their tax advisors to assess the consequences of investing in the Fund under state and local laws. Interest income derived from Treasury Securities is generally not subject to state and local personal income taxation. Most states allow a pass-through to the individual shareholders of the Fund of the tax-exempt character of this income, subject to certain restrictions, for purposes of those states' personal income taxes.


   The JPM Pierpont International Equity Fund and The JPM Pierpont Emerging Markets Equity Fund are subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations), or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative minimum tax liability.)

   THE JPM PIERPONT TAX EXEMPT MONEY MARKET AND TAX EXEMPT BOND FUNDS. The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Tax Exempt Bond Fund each intends to qualify to pay exempt-interest dividends to its shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by these Funds which consists of interest received by the Funds on tax exempt securities. Exempt-interest dividends received from these Funds will be treated for federal income tax purposes as tax exempt interest income. In view of the Funds' investment policies, it is expected that a substantial portion of the Funds' dividends will be exempt-interest dividends, although the Funds may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances. See Taxable Investments for The JPM Pierpont Tax Exempt Funds.

   Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applicable to individuals and corporations. Under tax regulations to be issued, the portion of an exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for purposes of the alternative minimum tax.

   Corporations should, however, be aware that interest on all municipal securities will be included in calculating (i) adjusted current earnings for purposes of the alternative minimum tax applicable to them, (ii) the additional tax imposed on certain corporations by the Superfund Revenue Act of 1986, and
(iii) the foreign branch profits tax imposed on effectively connected earnings and profits of United States branches of foreign corporations. Furthermore, special tax provisions may apply to certain financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of these Funds.

   Interest on indebtedness incurred or continued by a shareholder (whether a corporation or an individual) to purchase or carry shares of these Funds is not deductible. The Treasury has been given authority to issue regulations which would disallow the interest deduction if incurred to purchase or carry shares of these Funds owned by the taxpayer's spouse, minor child or entity controlled by the taxpayer. Entities or persons who are "substantial users" (or related persons) of facilities financed by tax exempt bonds should consult their tax advisors before purchasing shares of these Funds.


   Distributions of taxable net investment income, realized net short-term capital gains in excess of net long-term capital losses, and net long-term capital gains in excess of net short-term capital losses by these Funds, as well as gains or losses realized on the redemption or exchange of shares of these Funds, are generally treated as described above under the heading Taxes: The JPM Pierpont Money Market Fund, The JPM Pierpont Federal Money Market Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund and The JPM Pierpont Diversified Fund. Any loss realized by a shareholder, however, upon the redemption or exchange of shares in these Funds held six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to these shares. See Taxes in the Statement of Additional Information. In addition, in the case of The JPM Pierpont Tax Exempt Bond Fund, any distribution of capital gains will have the effect of reducing the net asset value of Fund shares as described under the same heading.


ADDITIONAL INFORMATION

   Each of The JPM Pierpont Funds sends to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends and any distributions reinvested in additional shares or credited as cash.


   All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. Each Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Shareholder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.



   The JPM Pierpont Funds may make historical performance information available and may compare their performance to other investments, relevant indexes or appropriate industry averages, including data from Lipper Analytical Services, Inc., Morningstar Inc., Micropal Inc., Ibbotson Associates, the Dow Jones Industrial Average and other industry publications. See Investment Advisor in the Statement of Additional Information. The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund, The JPM Pierpont Federal Money Market Fund, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund and The JPM Pierpont Tax Exempt Bond Fund may advertise "yield"; The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and

The JPM Pierpont Federal Money Market Fund may also advertise "effective yield"; and The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Tax Exempt Bond Fund may also advertise "tax equivalent yield."



   In the case of The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund, the yield refers to the net income generated by an investment in each of these Funds over a stated seven-day period. This income is then annualized-- i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. In the case of The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Tax Exempt Bond Fund and The JPM Pierpont Equity Fund, the yield refers to the net income generated by an investment in each of these Funds over a stated 30-day period. This income is then annualized--i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. In the case of The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Federal Money Market Fund, the effective yield is calculated similarly to the yield for each of these Funds, but, when annualized, the income earned by an investment in each of the Funds is assumed to be reinvested; the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. In the case of The JPM Pierpont Tax Exempt Money Market Fund and The JPM Pierpont Tax Exempt Bond Fund, the tax equivalent yield is calculated similarly to the yield for each of these Funds, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax equivalent to each of these Funds.



   Each of the Funds may advertise "total return" and non-standardized total return data. The total return shows what an investment in each of these Funds would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are required by regulations of the Securities and Exchange Commission. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 521-5411.

APPENDIX

   The Portfolios for each of The JPM Pierpont Tax Exempt Bond, Bond, Short Term Bond and Diversified Funds may (a) purchase exchange traded and over-the-counter
(OTC) put and call options on fixed income securities and indexes of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indexes of fixed income securities and (c) purchase put and call options on futures contracts on fixed income securities and indexes of fixed income securities. In addition, the Portfolio for The JPM Pierpont Diversified Fund may sell (write) exchange traded and OTC put and call options on fixed income securities and indexes of fixed income securities and on futures contracts on fixed income securities and indexes of fixed income securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

   The Portfolios for each of The JPM Pierpont Equity, Capital Appreciation, International Equity, Emerging Markets Equity and Diversified Funds may (a) purchase exchange traded and OTC put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase put and call options on futures contracts on indexes of equity securities. In addition, the Portfolios for The JPM Pierpont Emerging Markets Equity and Diversified Funds may sell (write) exchange traded and OTC put and call options on equity securities and indexes of equity securities and on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

   Each of these Portfolios may use futures contracts and options for hedging purposes. The Portfolios for each of The JPM Pierpont Emerging Markets Equity and Diversified Funds may also use futures contracts and options for risk management purposes. See Risk Management in the Statement of Additional Information. None of the Portfolios may use futures contracts and options for speculation.

   Each of these Portfolios may utilize options and futures contracts to manage their exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with a Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

   The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio's return. While the use of these instruments by a Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Portfolio's return. Certain strategies limit a Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

   Each of the Portfolios may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets. In addition, the Portfolios for The JPM Pierpont Emerging Markets Equity and Diversified Funds will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of such Portfolio.

OPTIONS

   PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

   The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

   The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

   SELLING (WRITING) PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

   If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

   Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

   The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

   OPTIONS ON INDEXES. The Portfolios for The JPM Pierpont Emerging Markets Equity and Diversified Funds may sell (write) put and call options on any securities index based on securities in which the Portfolios may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index. For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

   When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

   When a Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

   The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolios' investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

   Each Portfolio will segregate liquid assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

   For further information about the Portfolios' use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR TO MAKE SUCH OFFER IN SUCH JURISDICTION.


PROSPPT-972

                                THE JPM PIERPONT FUNDS




                          THE JPM PIERPONT MONEY MARKET FUND
                    THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
                      THE JPM PIERPONT FEDERAL MONEY MARKET FUND
                        THE JPM PIERPONT SHORT TERM BOND FUND

                              THE JPM PIERPONT BOND FUND
                        THE JPM PIERPONT TAX EXEMPT BOND FUND
                   THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

                    THE JPM PIERPONT GLOBAL STRATEGIC INCOME FUND

                          THE JPM PIERPONT DIVERSIFIED FUND
                             THE JPM PIERPONT EQUITY FUND
                      THE JPM PIERPONT CAPITAL APPRECIATION FUND
                      THE JPM PIERPONT INTERNATIONAL EQUITY FUND
                    THE JPM PIERPONT EMERGING MARKETS EQUITY FUND
                  THE JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND
                        THE JPM PIERPONT EUROPEAN EQUITY FUND
                          THE JPM PIERPONT JAPAN EQUITY FUND
                          THE JPM PIERPONT ASIA GROWTH FUND




                         STATEMENT OF ADDITIONAL INFORMATION



                                  FEBRUARY 28, 1997









THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: THE JPM PIERPONT FUNDS; (800) 221-7930.

                              Table of Contents

                                                    Page
                                                    ----

General.................................              1
Investment Objectives and Policies......              1
Investment Restrictions.................              32
Trustees and Officers...................              52
Investment Advisor......................              57
Distributor.............................              61
Co-Administrator........................              62
Services Agent..........................              65
Custodian and Transfer Agent............              68
Shareholder Servicing...................              68
Independent Accountants.................              70
Expenses................................              70
Purchase of Shares......................              70
Redemption of Shares....................              71

Exchange of Shares......................              72
Dividends and Distributions.............              72
Net Asset Value.........................              72
Performance Data........................              74
Portfolio Transactions..................              78
Massachusetts Trust.....................              80
Description of Shares...................              81
Taxes...................................              83
Additional Information..................              87
Financial Statements....................              89
Appendix A - Description of Securities
 Ratings................................              A-1
Appendix B - Additional Information
 Concerning New York Municipal
 Obligations............................              B-1
Appendix C - Investing in Japan
 and Asian Growth Markets...............              C-1

GENERAL


    The JPM Pierpont Funds currently consist of seventeen funds: The JPM Pierpont Money Market Fund, The JPM Pierpont Federal Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Tax Exempt Bond Fund, The JPM Pierpont New York Total Return Bond Fund, The JPM Pierpont Global Strategic Income Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Emerging Markets Equity Fund, The JPM Pierpont International Opportunities Fund, The JPM Pierpont Diversified Fund, The JPM Pierpont European Equity Fund, The JPM Pierpont Japan Equity Fund and The JPM Pierpont Asia Growth Fund (collectively, the "Funds"). Each of the Funds is a series of shares of beneficial interest of The JPM Pierpont Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust").


    This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of each of the Funds to enable investors to select the Funds which best suit their needs. The JPM Pierpont Funds operate through a two-tier master-feeder investment fund structure. Formerly, The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Tax Exempt Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, and The JPM Pierpont International Equity Fund operated as free-standing mutual funds and not through the master-feeder structure. Where indicated in this Statement of Additional Information, historical information for each of these Funds includes information for their respective predecessor entities.

    This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

INVESTMENT OBJECTIVES AND POLICIES

    THE JPM PIERPONT MONEY MARKET FUND (the "Money Market Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Money Market Fund's investment objective is to maximize current income and maintain a high level of liquidity. The Fund attempts to achieve this objective by investing all of its investable assets in The Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Money Market Fund.

    The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Portfolio's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."

    THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND (the "Tax Exempt Money Market Fund") is designed to be an economical and convenient means of making substantial investments in instruments that are exempt from federal income tax. The Tax Exempt Money Market Fund's investment objective is to provide a high level of current income that is exempt from federal income tax and maintain a high level of liquidity. See "Taxes." The Fund attempts to achieve this objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio

(the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Money Market Fund.

    The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risks, have effective maturities of not more than thirteen months and earn interest wholly exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. See "Quality and Diversification Requirements." Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see "Taxes."


    THE JPM PIERPONT FEDERAL MONEY MARKET FUND (the "Federal Money Market Fund") is designed to be an economical and convenient means of making substantial investments primarily in short term direct obligations of the U.S. Government. The Federal Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Fund attempts to accomplish this objective by investing all of its investable assets in The Federal Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Federal Money Market Fund.


    The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing primarily in U.S. Treasury securities and by investing in certain U.S. Treasury securities described in the Prospectus and in this Statement of Additional Information that have effective maturities of not more than thirteen months. See "Quality and Diversification Requirements."

    THE JPM PIERPONT SHORT TERM BOND FUND (the "Short Term Bond Fund") is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund or other very low risk investment vehicles. The Fund is appropriate for investors who do not require the stable net asset value typical of a money market fund but who want less price fluctuation than is typical of a longer-term bond fund. The Short Term Bond Fund's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Short Term Bond Fund seeks to achieve this high total return to the extent consistent with modest risk of capital and the maintenance of liquidity. The Short Term Bond Fund attempts to achieve its investment objective by investing all of its investable assets in The Short Term Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Short Term Bond Fund.

    The Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

    THE JPM PIERPONT BOND FUND (the "Bond Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The Bond Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in The U.S.

Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Bond Fund.

    The Portfolio attempts to achieve its investment objective by investing in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

    INVESTMENT PROCESS FOR THE U.S. FIXED INCOME PORTFOLIO

    Duration/yield curve management: Morgan's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors Morgan studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, Morgan forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. Morgan typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

    Sector allocations: Sector allocations are driven by Morgan's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, Morgan utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. Morgan then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

    Security selection: Securities are selected by the portfolio manager, with substantial input from Morgan's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, Morgan's applied research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by Morgan's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

    THE JPM PIERPONT TAX EXEMPT BOND FUND (the "Tax Exempt Bond Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. The Tax Exempt Bond Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See "Taxes." The Fund attempts to achieve its investment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Bond Fund.

    The Portfolio attempts to achieve its investment objective by investing primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest of which is exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. The Tax Exempt Bond Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short term tax exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirements."

    THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND (the "New York Total
Return Bond Fund") is designed to be an economical and convenient means of investing in a portfolio consisting primarily of debt obligations that are exempt from federal and New York State income taxes. The New York Total Return Bond Fund's investment objective is to provide a high after tax total return for New York residents consistent with moderate risk of capital. Total return will consist of income plus capital gains and losses. The Fund attempts to achieve its objective by investing all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund.

    The Portfolio attempts to achieve its investment objective by investing primarily in municipal securities issued by New York State and its political subdivisions and by agencies, authorities and instrumentalities of New York and its political subdivisions. These securities earn income exempt from federal and New York State and local income taxes but, in certain circumstances, may be subject to alternative minimum tax. In addition, the Portfolio may invest in municipal securities issued by states other than New York, by territories and possessions of the United States and by the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities earn income exempt from federal income taxes but, in certain circumstances, may be subject to alternative minimum tax. In order to seek to enhance the Portfolio's after tax return, the Portfolio may also invest in securities which earn income subject to New York and/or federal income taxes. These securities include U.S. government securities, corporate securities and municipal securities issued on a taxable basis.


    THE JPM PIERPONT GLOBAL STRATEGIC INCOME FUND (the "Global Strategic Income Fund") is designed for the aggressive investor seeking to diversify an investment portfolio by investing in fixed-income securities of foreign and domestic issuers. The Global Strategic Income Fund's investment objective is high total return from a portfolio of fixed-income securities of foreign and domestic issuers. The Global Strategic Income Fund seeks to achieve its objective by investing all of its investable assets in the Global Strategic Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Global Strategic Income Fund.



    The Portfolio attempts to achieve its investment objective by investing primarily in mortgage-backed securities and direct mortgage obligations; below investment grade debt obligations of U.S. and non-U.S. issuers; investment grade U.S. dollar-denominated debt obligations of U.S. and non-U.S. issuers; investment grade non-dollar denominated debt obligations of non-U.S. issuers; and obligations of emerging market issuers.


    THE JPM PIERPONT DIVERSIFIED FUND (the "Diversified Fund") is designed for investors who wish to invest for long term objectives such as retirement and who seek to attain real appreciation in their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities. The Diversified Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Diversified Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Diversified Fund.

    INVESTMENT PROCESS FOR THE DIVERSIFIED PORTFOLIO

    The mix of equities and fixed income is based on the risk premium model and the anticipation of changing economic trends. The risk premium is the difference between Morgan's forecast of the long-term return on stocks (determined using Morgan's proprietary dividend discount model) and the current nominal yield on 30-year U.S. Treasury bonds. When the risk premium is high, more assets are allocated to stocks. When the risk premium is low, more assets are allocated to bonds. Within U.S. equities, the allocation between large cap and small cap stocks is based on the relative dividend discount rate spread between large and small cap. Within fixed income, the allocation among sectors is based on Morgan's analysis of their relative valuation. Morgan's asset allocation decisions for the Portfolio are implemented using the investment processes described herein for the Bond, Equity, Capital Appreciation and International Equity Funds.

    THE JPM PIERPONT EQUITY FUND (the "Equity Fund") is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Selected U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Equity Fund.

    In normal circumstances, at least 65% of the Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certifications, limited partnership interests and equity participations (collectively, "Equity Securities"). The Portfolio's primary equity investments are the common stock of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

    INVESTMENT PROCESS FOR THE SELECTED U.S. EQUITY PORTFOLIO

    Fundamental research: Morgan's 20 domestic equity analysts, each an industry specialist with an average of 13 years of experience, follow 700 predominantly large- and medium-sized U.S. companies -- 500 of which form the universe for the Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with Morgan's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

    Systematic valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long term-earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

    Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of Morgan's risk control strategy. A dedicated trading desk handles all transactions for the Portfolio.

    THE JPM PIERPONT CAPITAL APPRECIATION FUND (the "Capital Appreciation Fund") is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Capital Appreciation Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of small companies. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Capital Appreciation Fund.

    The Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2500 Index, which is composed of 2,500 common stocks of U.S. companies with market capitalizations ranging between $100 million and $1.5 billion.


    INVESTMENT PROCESS FOR THE U.S. SMALL COMPANY PORTFOLIO

    Fundamental research: Morgan's 20 domestic equity analysts -- each an industry specialist with an average of 13 years of experience -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of 300-350 names. Because Morgan's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

    Systematic valuation: The analysts' forecasts are converted into comparable expected returns by Morgan's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

    Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the Russell 2500 Index, the Portfolio's benchmark, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of Morgan's investment strategy.

    THE JPM PIERPONT INTERNATIONAL EQUITY FUND (the "International Equity
Fund") is designed for investors with a long term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International ("MSCI") Europe, Australia and Far East Index (the "EAFE Index"). The International Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the International Equity Fund.

    The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

    INVESTMENT PROCESS FOR THE NON-U.S. EQUITY PORTFOLIO

    Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. Morgan places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

    Stock selection: Morgan's 44 international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the stocks deemed most undervalued, and to keep sector weightings close to those of the EAFE Index, the Fund's benchmark. Once a stock falls into the bottom half of the rankings, it generally becomes a candidate for sale. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

    Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Fund's return. Morgan's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, Morgan's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

    THE JPM PIERPONT EMERGING MARKETS EQUITY FUND (the "Emerging Markets Equity Fund") is designed for investors with a long term investment horizon who want exposure to the rapidly growing emerging markets. The Emerging Markets Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in emerging markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The

Emerging Markets Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Emerging Markets Equity Fund.

    The Portfolio seeks to achieve its investment objective by investing primarily in Equity Securities of emerging markets issuers. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

    INVESTMENT PROCESS FOR THE EMERGING MARKETS EQUITY PORTFOLIO

    Country allocation: Morgan's country allocation decision begins with a forecast of the expected return of each market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. Morgan then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Fund's benchmark, the MSCI Emerging Markets Free Index, while those that rank poorly are underweighted. To help contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

    Stock selection: Morgan's 12 emerging market equity analysts -- each an industry specialist -- monitor a universe of approximately 900 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's holdings in the stocks deemed most undervalued, and to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of Morgan's rankings.

    THE JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND (the "International Opportunities Fund") is designed for long-term investors who want to invest in an actively managed portfolio of common stocks and other equity securities of non-U.S. companies, including companies located in emerging markets. The International Opportunities Fund's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations in developed and to a lesser extent, developing markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The International Opportunities Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the International Opportunities Fund.

    The Portfolio invests primarily in common stocks and other equity securities of non-U.S. issuers in developed and developing countries. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

    INVESTMENT PROCESS FOR THE INTERNATIONAL OPPORTUNITIES PORTFOLIO

    Country allocation (developed countries): Morgan's country allocation decision for securities issued in developed countries begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the developed countries in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are emphasized (deemphasized) to reflect the above-average (below-average) attractiveness of their stock markets. In determining these weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast.

    Country allocation (emerging countries): Morgan's country allocation decision for emerging markets securities begins with a forecast of the expected return of each emerging market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. Morgan then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted, while those that rank poorly are underweighted.

    Stock selection: Morgan's 44 international equity analysts and 12 emerging market equity analysts, each an industry and country specialist, forecast normalized earnings, dividend payouts and cash flows for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's purchases in the stocks deemed most undervalued. Stocks generally become a candidate for sale when they fall into the bottom half of Morgan's rankings. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

    Currency management: Morgan actively manages the currency exposure of the Portfolio's investments in developed countries, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Fund's return. Morgan's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, Morgan's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

    THE JPM PIERPONT EUROPEAN EQUITY FUND (the "European Equity Fund") is designed for investors who want an actively managed portfolio of European Equity Securities that seeks to outperform the Morgan Stanley Capital International Europe Index which is comprised of more than 500 companies in fourteen European countries. The European Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of European companies. The European Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The European Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the European Equity Fund.

    The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of European companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of European countries render investments in such countries inadvisable.

    INVESTMENT PROCESS FOR THE EUROPEAN EQUITY PORTFOLIO

    Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparison to the Morgan Stanley Capital International Europe Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

    Stock selection: Morgan's 15 European equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 600 companies, taking a long-term perspective rather than the short time frame common to consensus estimates. The analysts' forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top third of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the bottom third of the rankings -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale.

    THE JPM PIERPONT JAPAN EQUITY FUND (the "Japan Equity Fund") is designed for investors who want an actively managed portfolio of Japanese Equity Securities that seeks to outperform the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted-index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The Japan Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of Japanese companies. The Japan Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Japan Equity Fund. For additional information, see "Appendix C - Investing in Japan and Asian Growth Markets."

    The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of Japanese companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing in Japan render investments there inadvisable.

    INVESTMENT PROCESS FOR THE JAPAN EQUITY PORTFOLIO

    Systematic valuation: Morgan's ten Japanese equity analysts in Tokyo -- each an industry specialist -- follow a total of over 300 Japanese companies. The most attractive names in that universe are identified by a multifactor model which screens for low price/earnings ratios, high earnings growth rates and high sales/price ratios. Within each sector, this subset of the universe is ranked by these three measures and broken into quintiles; the companies in the top quintile are considered the most attractive ones from both a growth and valuation viewpoint. To provide an additional check on the valuation of selected companies, the analysts prepare normalized, long-term earnings and dividend forecasts which are converted into comparable expected returns by a dividend discount model.

    Warrant/convertible strategy: Once a company has been identified as a buy candidate, the portfolio manager analyzes the yields on the company's available equity vehicles -- stocks, warrants and convertibles -- to determine which appears the most attractive means of purchase. In an effort to enhance potential returns, the Portfolio also trades among these vehicles -- a strategy that seeks to capitalize on the inefficiencies that pervade the Japanese equity market. If the Portfolio invests in a warrant, it will set aside cash in an amount approximately equal to the difference in the price of the warrant and the market value of the underlying common stock. The cash is invested in money market instruments.

    Disciplined portfolio construction: The Portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings; the specific companies selected reflect the portfolio manager's judgment concerning the liquidity of an issue, the soundness of the underlying forecasts, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager strives to hold sector weightings close to those of the benchmark in an effort to contain risk.

    THE JPM PIERPONT ASIA GROWTH FUND (the "Asia Growth Fund") is designed for long-term investors who want access to the rapidly growing Asian markets. The Advisor considers Asian growth markets to be Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Sri Lanka, Thailand, Taiwan, Hong Kong and Singapore. The Asia Growth Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in Asian growth markets. The Asia Growth Fund attempts to achieve its investment objective by investing all its investable assets in The Asia Growth Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Asia Growth Fund. For additional information, see "Appendix C -Investing in Japan and Asian Growth Markets."

    The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of companies in Asian growth markets. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of countries considered to be Asian growth markets render investments in such countries inadvisable.

    INVESTMENT PROCESS FOR THE ASIA GROWTH PORTFOLIO

    Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of these deviations. Countries with high (low) rankings are overweighted (underweighted) to reflect the above-average (below average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

    Stock selection: Morgan's six Asian equity analysts focused on Asian markets -- each an industry and country specialist -- forecast normalized, long-term earnings and dividend payouts for approximately 250 companies in this region. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country, and are grouped into quintiles. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. Where available, warrants and convertibles are purchased when they appear to have the potential to add value over common stock.

    The following discussion supplements the information regarding the investment objective of each of the Funds and the policies to be employed to achieve this objective by their corresponding Portfolios as set forth above and in the Prospectus. The investment objective of each Fund and its corresponding Portfolio is identical. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio; similarly, references to a Portfolio also include the corresponding Fund that invests in the Portfolio unless the context requires otherwise.

MONEY MARKET INSTRUMENTS

    As discussed in the Prospectus, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

    U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.


    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities, except that the Federal Money Market Fund may only invest in certain of these obligations as noted below. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund, except the Federal Money Market Fund, may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations. Securities in which each Fund, including the Federal Money Market Fund, may invest that are not backed by the full faith and credit of the United States include, and only for the Federal Money Market Fund are limited to, obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the

United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.



    FOREIGN GOVERNMENT OBLIGATIONS. Each of the Funds, except the Tax Exempt Money Market Fund, the Federal Money Market Fund, the Tax Exempt Bond Fund and the New York Total Return Bond Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or, in the case of the Short Term Bond, Bond, Global Strategic Income, Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds, in another currency. See "Foreign Investments."



    BANK OBLIGATIONS. Each of the Funds, except the Federal Money Market Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may not invest in obligations of foreign branches of foreign banks and the Asset Limitation is not applicable to the Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity or Asia Growth Funds. See "Foreign Investments." The Funds will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax Exempt Money Market, Federal Money Market, Tax Exempt Bond and New York Total Return Bond Funds, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).



    COMMERCIAL PAPER. Each of the Funds (except the Federal Money Market Fund) may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan Guaranty Trust Company of New York acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.



    REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Funds' Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Federal Money Market Fund will only enter into repurchase agreements involving U.S. Treasury securities or permitted agency securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Money Market, Tax Exempt Money Market, and Federal Money Market Funds will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.



    Each of the Funds (other than the Federal Money Market Fund) may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information. The Tax Exempt Money Market and Tax Exempt Bond Funds may not invest in foreign bonds or asset-backed securities.


CORPORATE BONDS AND OTHER DEBT SECURITIES


    As discussed in the Prospectus, the Short Term Bond, Bond, New York Total Return Bond, Global Strategic Income, Diversified and European Equity Funds may invest in bonds and other debt securities of domestic and (except for the New York Total Return Bond Fund) foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus and below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."



    MORTGAGE-BACKED SECURITIES. The Short Term Bond Fund, the Bond Fund and the Global Strategic Income Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.



    GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.



    There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.



    Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.



    Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.



    CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets").
The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.



    CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or

REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.



    STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of each Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.



    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because a Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Portfolio will have fewer assets with which to purchase income producing securities.



    ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.
The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


TAX EXEMPT OBLIGATIONS

    As discussed in the Prospectus, the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds and, in certain circumstances, the Bond and Short Term Bond Funds, may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Funds appears in the Prospectus and below. See "Quality and Diversification Requirements."

    MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

    Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

    MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

    Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

    Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

    Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

    Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of each Fund to receive the par value of the obligation upon demand or notice.

    Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by each Fund to be liquid because they are payable upon demand. The Funds have no specific percentage limitations on investments in master demand obligations.

    The Tax Exempt Money Market Fund may purchase securities of the type described above if they have effective maturities within thirteen months. As required by regulation of the Securities and Exchange Commission (the "SEC"), this means that on the date of acquisition the final stated maturity (or if called for redemption, the redemption date) must be within thirteen months or the maturity must be deemed to be no more than thirteen months because of a maturity shortening mechanism, such as a variable interest rate, coupled with a conditional or unconditional right to resell the investment to the issuer or a third party. See "Variable Rate Demand Notes" and "Puts." A substantial portion of the Tax Exempt Money Market Fund's portfolio is subject to maturity shortening mechanisms consisting of variable interest rates coupled with unconditional rights to resell the securities to the issuers either directly or by drawing on a domestic or foreign bank letter of credit or other credit support arrangement. See "Foreign Investments."

    PUTS. The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may purchase without limit municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with each Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit each Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

    Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor considers the amount of cash available to each Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in each Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

    The Tax Exempt Money Market Fund values any municipal bonds and notes which are subject to puts at amortized cost. No value is assigned to the put. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. The Tax Exempt Bond and New York Total Return Bond Funds value any municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Tax Exempt Bond and New York Total Return Bond Funds were to invest in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities would be valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the SEC. Prior to investing in such securities, the Tax Exempt Bond and New York Total Return Bond Funds, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the valuation of such securities.

    Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, each Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is each Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. In the case of the Tax Exempt Bond and New York Total Return Bond Funds, other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Group ("Standard & Poor's"), or will be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Trustees have directed the Advisor not to enter into put transactions with any dealer which in the judgment of the Advisor becomes more than a minimal credit risk.
In the event that a dealer should default on its obligation to repurchase an underlying security, the Funds are unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

    The Trust has been advised by counsel that the Funds will be considered the owner of the securities subject to the puts so that the interest on the securities is tax exempt income to the Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

EQUITY INVESTMENTS

    As discussed in the Prospectus, the Portfolios for the Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds and the equity portion of the Diversified Fund (collectively, the "Equity Portfolios") invest primarily in Equity Securities. The Equity Securities in which the Equity Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "Quality and Diversification Requirements."

    EQUITY SECURITIES. The Equity Securities in which the Equity Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

    The convertible securities in which the Equity Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

COMMON STOCK WARRANTS

    The Portfolios for the Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

    Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

FOREIGN INVESTMENTS


    The Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds make substantial investments in foreign countries. The Money Market, Bond, Short Term Bond, Equity, Capital Appreciation and Diversified Funds may invest in certain foreign securities. The Short Term Bond and Bond Funds may invest up to 20% of total assets in fixed income securities of foreign issuers denominated in foreign currencies. The Equity Fund may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. The Capital Appreciation Fund may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Bond, Short Term Bond, Equity, Capital Appreciation and Diversified Funds do not expect to invest more than 25%, 25%, 5%, 5% and 30%, respectively, of their total assets at the time of purchase in securities of foreign issuers. All investments of the Money Market Fund must be U.S. dollar-denominated. In the case of the Money Market, Bond and Short Term Bond Funds, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets.



    Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Short Term Bond, Bond, Global Strategic Income, Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure as described in the Prospectus.

    The Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities and Asia Growth Funds may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability to such Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and such Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.


    For a description of the risks associated with investing in foreign securities, see "Additional Investment Information and Risk Factors" in the Prospectus. To the extent that the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant to these Funds.


    INVESTING IN JAPAN. Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because the Japan Equity, International Equity and International Opportunities Portfolios invest in equities of Japanese issuers, they will be subject to the general economic and political conditions in Japan. It is not expected that the Asia Growth Portfolio will invest in Japan (see "Investment Objective and Policies" in the Prospectus).


    Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly. There can be no assurance that additional market corrections will not occur.

    The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

    Since the Japan Equity, International Equity and International
Opportunities Portfolios invest in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of their respective assets. Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. See "Foreign Currency Exchange Transactions."

    Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the Japan Equity, International Equity and International Opportunities Portfolios.

    Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

    Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect these Portfolios.

ADDITIONAL INVESTMENTS


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio (excluding the International Opportunities and Global Strategic Income Portfolios) not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.



    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund or Portfolio would bear, along with other shareholders, its PRO RATA portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund or Portfolio bears directly in connection with its own operations. The Funds and the Portfolios have applied for exemptive relief from the SEC to permit the Portfolios to invest in affiliated investment companies. If the requested relief is granted, the Portfolios would then be permitted to invest in affiliated Funds, subject to certain conditions specified in the applicable order.



    REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The Portfolio for the Federal Money Market Fund will only enter into reverse repurchase agreements involving Treasury securities. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market, Tax Exempt Money Market and Federal Money Market Funds' ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for each Portfolio's limitations on reverse repurchase agreements and bank borrowings.



    MORTGAGE DOLLAR ROLL TRANSACTIONS. The Portfolios for the Short Term Bond, Bond and Global Strategic Income Funds may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.


    LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfolios, the Advisor or the Distributor, unless otherwise permitted by applicable law.


    PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios for each of the Funds (except the Federal Money Market Fund) may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.


    As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

    SYNTHETIC INSTRUMENTS. The Portfolios for the Tax Exempt Bond, New York Total Return Bond and Tax Exempt Money Market Funds may invest in certain synthetic variable rate instruments as described in the Prospectus. In the case of some types of instruments credit enhancement is not provided, and if certain events, which may include (a) default in the payment of principal or interest on
the underlying bond, (b) downgrading of the bond below investment grade or   a
loss of the bond's tax exempt status, occur, then (I) the put will terminate,
(ii) the risk to a Fund will be that of holding a long-term bond, and (iii) in the case of the Tax Exempt Money Market Fund, the disposition of the bond may be required which could be at a loss.


    The Portfolio for the Money Market Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A.



    INTEREST RATE SWAPS (GLOBAL STRATEGIC INCOME PORTFOLIO). In connection with such transactions, the Portfolio will segregate cash or liquid securities to cover any amounts it could owe under swaps that exceed the amounts it is During the term of a swap, changes in the value of the swap areeeded. recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio is exposed to credit loss in the event of nonperformance by the other party to the swap. entitled to receive, and it will adjust that amount daily, as needed.


QUALITY AND DIVERSIFICATION REQUIREMENTS


    Each of the Funds, except the New York Total Return Bond and Japan Equity Funds, intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Funds is subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws, or with respect to the Money Market, Tax Exempt Money Market and Federal Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

    Although the New York Total Return Bond and Japan Equity Funds are not limited by the diversification requirements of the 1940 Act, these Funds (and the other Funds) will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

    With respect to the Tax Exempt Money Market and Tax Exempt Bond Funds, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. With respect to the New York Total Return Bond Fund, for purposes of diversification under the Code and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes also depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor.
Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Funds may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions."

    MONEY MARKET FUND. In order to attain the Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Money Market Fund will (I) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days (subject, however, to the investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with
(ii) above, that security will be deemed to have the same rating as such other rated securities.

    In addition, the Board of Trustees has adopted procedures which (I) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are rated by only one NRSRO or that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

    TAX EXEMPT MONEY MARKET FUND. In order to attain the Tax Exempt Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Tax Exempt Money Market Fund will limit its investments to securities that present minimal credit risks and securities (other than New York State municipal notes) that are rated within the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, within one of the two highest ratings assigned to short-term debt securities) by at least two NRSROs or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with the criteria described above that security will be deemed to have the same rating as such other rated securities.

    In addition, the Board of Trustees has adopted procedures which (I) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months and (ii) require the Portfolio, in the event of certain downgrading of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

    The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various credit support arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated. The rating of credit-enhanced municipal obligations by a NRSRO may be based primarily or exclusively on the credit support arrangement.

    FEDERAL MONEY MARKET FUND. In order to attain its objective of maintaining a stable net asset value, the Federal Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and certain U.S. Government securities with remaining maturities of thirteen months or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.


    SHORT TERM BOND, BOND, AND DIVERSIFIED FUNDS. The Short Term Bond and Bond Funds and the fixed income portion of the Diversified Fund invest in a diversified portfolio of securities with the quality ratings described in the Prospectus. These securities are considered "high grade," "investment grade" and "below investment grade" as described in Appendix A. In addition, at the time the Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.



    TAX EXEMPT BOND FUND. The Tax Exempt Bond Fund invests principally in a diversified portfolio of "high grade" and "investment grade" tax exempt securities. On the date of investment (I) municipal bonds must be rated within the three highest ratings of Moody's, currently Aaa, Aa and A, or of Standard & Poor's, currently AAA, AA, and A, (ii) municipal notes must be rated MIG-1 by Moody's or SP-1 by Standard & Poor's (or, in the case of New York State municipal notes, MIG-1 or MIG-2 by Moody's or SP-1 or SP-2 by Standard & Poor's) and (iii) municipal commercial paper must be rated Prime-1 by Moody's or A-1 by Standard & Poor's or, if not rated by either Moody's or Standard & Poor's, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or Standard & Poor's or (b) having comparable quality in the opinion of the Advisor. The Fund may invest in other tax exempt securities which are not rated if, in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.


    NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund invests principally in a diversified portfolio of "investment grade" tax exempt securities. An investment grade bond is rated, on the date of investment within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor's or SP-1 and SP-2 by Moody's. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody's and A-1 or A-2 by Standard & Poor's. The New York Total Return Bond Fund may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The New York Total Return Bond Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any taxable commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.


    THE GLOBAL STRATEGIC INCOME FUND. The higher total return sought by the Global Strategic Income Fund is generally obtainable from high yield high risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's or below BBB by Standard & Poor's. The Global Strategic Income Fund may invest in securities rated as low as B by Moody's or Standard & Poor's, which may indicate that the obligations are speculative to a high degree and in default. Lower rated securities are generally referred to as junk bonds. See the Appendix attached to this Statement of Additional Information for a description of the characteristics of the various ratings categories. The Global Strategic Income Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the minimum ratings noted above. The credit ratings of Moody's and Standard & Poor's (the "Rating Agencies"), such as those ratings described in this Statement of Additional Information, may not be changed by the Rating Agencies in a timely fashion to reflect subsequent economic events. The credit ratings of securities do not evaluate market risk. The Global Strategic Income Fund may also invest in unrated securities which, in the opinion of the Advisor, offer comparable yields and risks to the rated securities in which the Fund may invest.



    Debt securities that are rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations. Although the Advisor seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Advisor will be successful in limiting the Global Strategic Income Fund's exposure to the risks associated with lower rated securities. Because the Global Strategic Income Fund invests in securities in the lower rated categories, the achievement of the Fund's investment objective is more dependent on the Advisor's ability than would be the case if the Fund were investing in securities in the higher rated categories.



    Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations may make it more difficult to dispose of the Global Strategic Income Fund's investments in high yield securities and to value accurately these assets. The reduced availability of reliable, objective data may increase the Global Strategic Income Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Global Strategic Income Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions whether or not justified by fundamental factors.


    EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS
EQUITY, INTERNATIONAL OPPORTUNITIES, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. The Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

    In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

EXCHANGE TRADED AND OTC OPTIONS. All options purchased or sold by the Portfolios will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Portfolio's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

    Provided that a Portfolio has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Portfolio may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios permitted to enter into futures and options transactions may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, the Portfolios for the Global Strategic Income, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may sell (write) put and call options, including options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.


    Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

    The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

COMBINED POSITIONS. The Portfolios permitted to purchase and write options may do so in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, certain Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

    Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

RISK MANAGEMENT


    The Portfolios for the New York Total Return Bond, Global Strategic Income, Diversified, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Portfolio to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.


SPECIAL FACTORS AFFECTING THE NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund intends to invest a high proportion of its assets in municipal obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

    The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in the past, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

    On July 10, 1995, Standard & Poor's downgraded its rating on New York
City's outstanding general obligation bonds to BBB+ from A-, citing the city's chronic structural budget problems and weak economic outlook. Moody's currently rates New York City general obligation bonds Baa-1. Factors contributing to these ratings include the city's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and of state and federal aid, and the city's continued high debt levels.

    For further information concerning New York municipal obligations, see "Appendix B." The summary set forth above and in "Appendix B" is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from an official statement of New York general obligation municipal obligations and does not purport to be complete.

PORTFOLIO TURNOVER

    The table below sets forth the portfolio turnover rates for the Portfolios corresponding to the Funds. A rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.


THE SHORT TERM BOND PORTFOLIO (SHORT TERM BOND FUND) -- For the fiscal year ended October 31, 1995: 177%. For the fiscal year ended October 31, 1996: 191%.

THE U.S. FIXED INCOME PORTFOLIO (BOND FUND) -- For the fiscal year ended October 31, 1995: 293%. For the fiscal year ended October 31, 1996: 186%.


THE TAX EXEMPT BOND PORTFOLIO (TAX EXEMPT BOND FUND) -- For the fiscal year ended August 31, 1995: 47%. For the fiscal year ended August 31, 1996: 25%.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO (NEW YORK TOTAL RETURN BOND FUND) -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: 63%. For the fiscal year ended March 31, 1996: 41%.

THE SELECTED U.S. EQUITY PORTFOLIO (EQUITY FUND) -- For the fiscal year ended May 31, 1995: 71%. For the fiscal year ended May 31, 1996: 85%.

THE U.S. SMALL COMPANY PORTFOLIO (CAPITAL APPRECIATION FUND) -- For the fiscal year ended May 31, 1995: 75%. For the fiscal year ended May 31, 1996: 93%.


THE NON-U.S. EQUITY PORTFOLIO (INTERNATIONAL EQUITY FUND) -- For the fiscal year ended October 31, 1995: 59%. For the fiscal year ended October 31, 1996: 57%.


THE DIVERSIFIED PORTFOLIO (DIVERSIFIED FUND) -- For the fiscal year ended June 30, 1995: 136%. For the fiscal year ended June 30, 1996: 144%.


THE EMERGING MARKETS EQUITY PORTFOLIO (EMERGING MARKETS EQUITY FUND) -- For the fiscal year ended October 31, 1995: 41%. For the fiscal year ended October 31, 1996: 31%.


THE EUROPEAN EQUITY PORTFOLIO (EUROPEAN EQUITY FUND) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: 36%. For the six months ended June 30, 1996: 27% (unaudited).

THE JAPAN EQUITY PORTFOLIO (JAPAN EQUITY FUND) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: 60%. For the six months ended June 30, 1996: 44% (unaudited).

THE ASIA GROWTH PORTFOLIO (ASIA GROWTH FUND) -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: 70%. For the six months ended June 30, 1996: 42% (unaudited).


    The estimated annual portfolio turnover rate for each of The European Equity, Japan Equity, Asia Growth and International Opportunities Portfolios generally should not exceed 100%. The estimated annual portfolio turnover rate for The Global Strategic Income Portfolio generally should not exceed 300%.


INVESTMENT RESTRICTIONS

    The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

    The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

The MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid;

2. Enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements;

3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements;

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

5. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks;

6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act;

10. Act as an underwriter of securities; or

11. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

The TAX EXEMPT MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for temporary, extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets, provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision, for example, facilitates the orderly sale of portfolio securities in the event of abnormally heavy redemption requests or in the event of redemption requests during periods of tight market supply. This provision is not for leveraging purposes;

2. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more then 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry; (1)

3. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history;

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer, provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenues of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. (2) This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

5. Make loans, except through the purchase or holding of debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

_______________

1. Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff of the SEC.

2. For purposes of interpretation of Investment Restriction No. 4 "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution.

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delayed delivery;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities; or

10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.


The FEDERAL MONEY MARKET FUND and its corresponding PORTFOLIO may not:


1. Enter into reverse repurchase agreements which together with any other borrowing exceeds in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

2. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's or the Portfolio's total assets, respectively; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund;

9. Act as an underwriter of securities; or

10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

The SHORT TERM BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10. Act as an underwriter of securities.

The BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 1 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10. Act as an underwriter of securities.

    The TAX EXEMPT BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. (1) This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more than 25% of its total assets in industrial developments and pollution control obligations whether or not the users of facilities financed by such obligations are in that same industry; (2)

4. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

______________

3. For purposes of interpretation of Investment Restriction No. 2 "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution.

4. Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff of the SEC.

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10. Act as an underwriter of securities.

Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof, are amended or modified, the NEW YORK TOTAL RETURN BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;


2. Borrow money, except that the Fund may (I) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (I) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;


3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; or

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.


    Unless Section 8(b)(1), and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof, are amended or modified, the GLOBAL STRATEGIC INCOME FUND and its corresponding Portfolio may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with non-fundamental restriction no. (v), the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings)(I) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreement entered into by the Fund. (1)

4. Underwrite the securities of other issuers, except to the extent that , in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

5. Purchase or sell real estate except that the Fund may (I) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) make direct investments in mortgages,
(v) purchase and sell mortgage-related securities and (vi) hold and sell real estate acquired by the Fund as a result of the ownership of securities including mortgages.

6. Purchase or sell commodities or commodity contracts, unless acquired as a result of the ownership of securities or instruments, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

________________

5. Although the Portfolio is permitted to fulfill plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, the Portfolio has no current intention of engaging in this form of leverage.

7. With respect to 75% of its total assets, purchase securities of an issuer (other than the U. S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities), if:

    a. such purchase would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; or

    b. Such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.


The DIVERSIFIED FUND and its corresponding PORTFOLIO may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's use of futures contracts and options are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its use of futures contracts and options shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell commodities or commodity contracts, but this restriction shall not prohibit the Fund from purchasing or selling futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or entering into foreign currency forward contracts; or purchase or sell real estate or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities or to restrict the Fund's use of futures contracts or options;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10. Act as an underwriter of securities.

Each of the EQUITY FUND and the CAPITAL APPRECIATION FUND and their corresponding PORTFOLIOS may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities;

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 2. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

11. Purchase any equity security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

The INTERNATIONAL EQUITY FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Fund's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's net assets at the time of such borrowing;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies, see "Additional Investment Information" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Fund's interests in hedging and foreign exchange activities as described under "Additional Investment Information" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Fund may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities, except insofar as the Fund may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Additional Investment Information" in the Prospectus shall not be considered senior securities for purposes hereof.

    Unless Sections 8(b)(1) and 13(a) of the 1940 Act, or any SEC or SEC staff interpretations thereof, are amended or modified, each of the EMERGING MARKETS

EQUITY, EUROPEAN EQUITY AND ASIA GROWTH FUNDS and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;


2. Borrow money, except that the Fund may (I) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (I) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;


3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to Government securities (as defined in the 1940
Act);

4. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

6. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

7. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

8. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; and

9. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

    Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, the JAPAN EQUITY FUND and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, and while subject to changing interpretations, so long as a single foreign government or supranational organization is considered to be an "industry" for the purposes of this 25% limitation, the Portfolio will comply therewith. The staff of the SEC considers all supranational organizations (as a group) to be a single industry for concentration purposes;


2. Borrow money, except that the Fund may (I) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (I) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;


3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; and

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective and restrictions as the Fund.

    Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, the INTERNATIONAL OPPORTUNITIES FUND and its corresponding Portfolio may not:

1. Purchase any security if, as a result, more than 25% of its total assets would be invested in securities of issuers in any single industry. This limitation shall not apply to securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 7 below, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.


3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) (I) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets,
(iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and
(iv) pursuant to reverse repurchase agreements entered into by the Fund.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.


5. Purchase or sell real estate except that the Fund may (I) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.


6. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

7. Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one-third of the Fund's net assets, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities (including privately issued debt securities), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities), if:

    a. such purchase would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; or

    b. such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

    (Although permitted to do so by restriction No. 3 above, the Fund has no current intention to engage in borrowing for financial leverage.)

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - MONEY MARKET FUND. The investment restriction described below is not a fundamental policy of the Money Market Fund or its corresponding Portfolio and may be changed by their respective Trustees. This non-fundamental investment policy requires that the Money Market Fund and its corresponding Portfolio may not:


(I) enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - TAX EXEMPT MONEY MARKET FUND AND FEDERAL MONEY MARKET FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:

(I) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments that are illiquid.


    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - SHORT TERM BOND FUND, TAX EXEMPT BOND FUND, BOND FUND, EQUITY FUND, CAPITAL APPRECIATION FUND, INTERNATIONAL

EQUITY FUND, DIVERSIFIED FUND, EUROPEAN EQUITY FUND, JAPAN EQUITY FUND AND ASIA GROWTH FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:


(I) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid.


    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - NEW YORK TOTAL RETURN BOND FUND. The investment restrictions described below are not fundamental policies of the New York Total Return Bond Fund and its corresponding Portfolio and may be changed by their Trustees. These non-fundamental investment policies require that the New York Total Return Bond Fund and its corresponding Portfolio may not:


(I) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or

(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL EQUITY FUND AND DIVERSIFIED FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:


(I) purchase any equity security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;


(ii) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

(iii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer of the Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EQUITY FUND AND CAPITAL APPRECIATION FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:


(I) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or


(ii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer of the Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EQUITY FUND, CAPITAL APPRECIATION FUND AND DIVERSIFIED FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:


(I) invest in real estate limited partnership interests; or


(ii) invest in oil, gas or other mineral leases.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EMERGING MARKETS EQUITY FUND, EUROPEAN EQUITY FUND AND ASIA GROWTH FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:


(I) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

(iv) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;

(v) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

(vi) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions;

(vii) Purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer of the Portfolio's investment adviser individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market; or

(viii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - JAPAN EQUITY FUND. The investment restrictions described below are not fundamental policies of the Japan Equity Fund or its corresponding Portfolio and may be changed by its Trustees. These non-fundamental investment policies require that the Japan Equity Fund may not:


(I) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

(iv) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the Securities and Exchange Commission or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

(v) Purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer of the Portfolio's investment adviser individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market;

(vi) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions; or

(vii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.


    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL OPPORTUNITIES AND GLOBAL STRATEGIC INCOME FUNDS. The investment restrictions described below are not fundamental policies of the Fund and its corresponding Portfolio and may be changed by the Trustees. These non-fundamental investment policies require that the Fund may not:



(I) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) Sell any security short, except to the extent permitted by the 1940 Act. Transactions in futures contracts and options shall not constitute selling securities short;

(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions; or


(v) (For Global Strategic Income Portfolio only) Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one third of the Fund's total assets, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt obligations (including privately issued debt obligations and direct investments in mortgages), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.


    ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

    For purposes of fundamental investment restrictions regarding industry concentration, Morgan may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if Morgan determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, Morgan may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

TRUSTEES

    The Trustees of the Trust, who are also the Trustees of each of the Portfolios, their business addresses, principal occupations during the past five years and dates of birth are set forth below.


    FREDERICK S. ADDY----Trustee; Retired; Executive Vice President and Chief Financial Officer since prior to April 1994, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746, and his date of birth is January 1, 1932.


    WILLIAM G. BURNS----Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, FL 32779, and his date of birth is November 2, 1932.


    ARTHUR C. ESCHENLAUER----Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540, and his date of birth is May 23, 1934.

    MATTHEW HEALEY (*)----Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436, and his date of birth is August 23, 1937.



    MICHAEL P. MALLARDI----Trustee; Retired; Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group since prior to April 1996. His address is 10 Charnwood Drive, Suffern, NY 10910, and his date of birth is March 17, 1934.

________________________

(*) Mr. Healey is an "interested person" of the Trust and each Portfolio as that term is defined in the 1940 Act.

    The Trustees of the Trust are the same as the Trustees of each of the Portfolios. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and The JPM Institutional Funds, up to and including creating a separate board of trustees.

    Each Trustee is currently paid an annual fee of $65,000 for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), The JPM Institutional Funds and the JPM Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.


    Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1996 is set forth below.



                                                      TOTAL TRUSTEE
                                                      COMPENSATION ACCRUED
                                  AGGREGATE           BY THE MASTER
                                  TRUSTEE             PORTFOLIOS (*), THE
                                  COMPENSATION        JPM INSTITUTIONAL
                                  ACCRUED BY THE      FUNDS, JPM SERIES
                                  TRUST DURING        TRUST AND THE TRUST
NAME OF TRUSTEE                   1996                DURING 1996 (***)
---------------                   ----                ------------------

Frederick S. Addy, Trustee        $15,808             $65,000
William G. Burns, Trustee         $15,808             $65,000
Arthur C. Eschenlauer, Trustee    $15,808             $65,000
Matthew Healey, Trustee (**)
  Chairman and Chief Executive
  Officer                         $15,808             $65,000
Michael P. Mallardi, Trustee      $15,808             $65,000



(*) Includes the Portfolios, The Non-U.S. Fixed Income Portfolio and The Disciplined Equity Portfolio (collectively the "Master Portfolios").



(**) During 1996, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $140,000, contributed $21,000 to a defined contribution plan on his behalf and paid $21,500 in insurance premiums for his benefit.



(***)No investment company within the fund complex has a pension or retirement plan. Currently there are 18 investment companies (15 investment companies comprising the Master Portfolios, the Trust, The JPM Institutional Funds and JPM Series Trust) in the fund complex.



    The Trustees, in addition to reviewing actions of the Trust's and the Portfolios' various service providers, decide upon matters of general policy. Each of the Portfolios and the Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolios and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees.


    The aggregate fees paid to Pierpont Group, Inc. by each Fund (including any Fund's predecessor) and its corresponding Portfolio during the indicated fiscal years are set forth below:


MONEY MARKET FUND -- For the fiscal year ended November 30, 1994: $302,195. For the fiscal year ended November 30, 1995: $193,838. For the fiscal year ended November 30, 1996: $96,853.
THE MONEY MARKET PORTFOLIO -- For the fiscal year ended November 30, 1994:
$246,089. For the fiscal year ended November 30, 1995: $261,045. For the fiscal year ended November 30, 1996: $157,428.


TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$175,737. For the fiscal year ended August 31, 1995: $101,846. For the fiscal year ended August 31, 1996: $53,896.
THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1994: $79,046. For the fiscal year ended August 31, 1995: $110,325. For the fiscal year ended August 31, 1996: $62,310.


FEDERAL MONEY MARKET FUND --  For the fiscal year ended October 31, 1994:
$16,086. For the fiscal year ended October 31, 1995: $14,332. For the fiscal year ended October 31, 1996: $9,821.
THE FEDERAL MONEY MARKET PORTFOLIO -- For the fiscal year ended October 31, 1994: $17,104. For the fiscal year ended October 31, 1995: $22,791. For the fiscal year ended October 31, 1996: $16,144.



SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $952. For the fiscal year ended October 31, 1995: $823. For the fiscal year ended October 31, 1996: $439.
THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended October 31, 1994:
$4,545. For the fiscal year ended October 31, 1995: $5,573. For the fiscal year ended October 31, 1996: $1,005.



BOND FUND -- For the fiscal year ended October 31, 1994: $15,491. For the fiscal year ended October 31, 1995: $11,376. For the fiscal year ended October 31, 1996: $6,975.
THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended October 31, 1994:
$23,028. For the fiscal year ended October 31, 1995: $40,729. For the fiscal year ended October 31, 1996: $36,922.


TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $80,810. For the fiscal year ended August 31, 1995: $35,144. For the fiscal year ended August 31, 1996: $20,062.
THE TAX EXEMPT BOND PORTFOLIO -- For the fiscal year ended August 31, 1994:
$35,243. For the fiscal year ended August 31, 1995: $38,804. For the fiscal year ended August 31, 1996: $24,602.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $2,847. For the fiscal year ended March 31, 1996: $3,108.
THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $4,140. For the fiscal year ended March 31, 1996: $5,530.


EQUITY FUND -- For the fiscal year ended May 31, 1994: $48,660. For the fiscal year ended May 31, 1995: $25,316. For the fiscal year ended May 31, 1996:
$20,190.
THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $20,385. For the fiscal year ended May 31, 1995: $52,948. For the fiscal year ended May 31, 1996: $46,626.

CAPITAL APPRECIATION FUND -- For the fiscal year ended through May 31, 1994:
$47,244. For the fiscal year ended May 31, 1995: $19,612. For the fiscal year ended May 31, 1996: $13,451.
THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $33,435. For the fiscal year ended May 31, 1995: $62,256. For the fiscal year ended May 31, 1996: $48,688.


INTERNATIONAL EQUITY FUND --  For the fiscal year ended October 31, 1994:
$27,503. For the fiscal year ended October 31, 1995: $18,131. For the fiscal year ended October 31, 1996: $9,577.
THE NON-U.S. EQUITY PORTFOLIO -- For the fiscal year ended October 31, 1994:
$32,512. For the fiscal year ended October 31, 1995: $48,442. For the fiscal year ended October 31, 1996: $39,391.


DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $247. For the fiscal year ended June 30, 1995: $1,437. For the fiscal year ended June 30, 1996: $2,212.
THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $3,434. For the fiscal year ended June 30, 1995: $11,702. For the fiscal year ended June 30, 1996: $13,109.


EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $4,331. For the fiscal year ended October 31, 1995: $4,544. For the fiscal year ended October 31, 1996: $2,818. THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15 (commencement of operations) through October 31, 1994: $42,764. For the fiscal year ended October 31, 1995: $53,162. For the fiscal year ended October 31, 1996: $36,851.


EUROPEAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $19,953. For the six months ended
June 30, 1996:  $14,050 (unaudited).
EUROPEAN EQUITY FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $0 (unaudited).

JAPAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $21,727. For the six months ended June 30, 1996: $13,641 (unaudited).
JAPAN EQUITY FUND -- For the period May 6, 1996 (commencement of operations) through June 30, 1996: $1 (unaudited).

ASIA GROWTH PORTFOLIO -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: $4,788. For the six months ended June 30, 1996: $2,840 (unaudited).
ASIA GROWTH FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $0 (unaudited).

OFFICERS

    The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

    The officers of the Trust and the Portfolios, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.


    MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.



    MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President and Chief Executive Officer and Director of FDI, Premier Mutual Fund Services, Inc. ("Premier Mutual") and an officer of certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus") or is affiliates. From December 1991 to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.


    DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Supervisor of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus or its affiliates. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company, Inc. His date of birth is March 31, 1969.


    JACQUELINE HENNING; Assistant Secretary and Assistant Treasurer. Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Prior to October 1994, Mrs. Henning was head of mutual funds at Morgan Grenfell in Cayman and for five years was Managing Director of Bank of Nova Scotia Trust Company (Cayman) Limited from September 1988 to September 1993. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands. Her date of birth is March 24, 1942.



    RICHARD W. INGRAM; President and Treasurer. Senior Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris Trust and Savings Bank ("Harris") or their respective affiliates. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. His date of birth is September 15, 1955.



KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and Harris or their
respective affiliates.   From June 1994 to January 1996, Ms. Jacoppo-Wood was a
Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.



    ELIZABETH A. KEELEY; Vice President and Assistant Secretary. Vice President and Senior Counsel, FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or

Harris or their respective affiliates. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her JD in May 1995. Prior to September 1992, Ms. Keeley was an assistant at the National Association for Public Interest Law. Address: FDI, 200 Park Avenue, New York, New York 10166. Her date of birth is September 14, 1969.



    CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Associate General Counsel of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Harris or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Prior to September 1992, Mr. Kelley was enrolled at Boston College Law School and received his JD in May 1992. His date of birth is December 24, 1964.


    LENORE J. MCCABE; Assistant Secretary and Assistant Treasurer.   Assistant
Vice President, State Street Bank and Trust Company since November 1994. Assigned as Operations Manager, State Street Cayman Trust Company, Ltd. since February 1995. Prior to November, 1994, employed by Boston Financial Data Services, Inc. as Control Group Manager. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands. Her date of birth is May 31, 1961.


    MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From 1989 to 1994, Ms. Nelson was an Assistant Vice President and client manager for The Boston Company, Inc. Her date of birth is April 22, 1964.



    JOHN E. PELLETIER; Vice President and Secretary. Senior Vice President and General Counsel of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February 1992, Mr. Pelletier was employed as an Associate at Ropes & Gray. His date of birth is June 24, 1964.



    JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Senior Vice President, Treasurer and Chief Financial Officer of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.


INVESTMENT ADVISOR

    The investment advisor to the Portfolios is Morgan Guaranty Trust Company of New York, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. The Advisor, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The Advisor is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, the Advisor offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

    J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of $197 billion (of which the Advisor advises over $30 billion).

    J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

    The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

    The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios.
See "Portfolio Transactions."


    Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The Money Market Portfolio--IBC/Donoghue's Tier-One Money Fund Average; The Federal Money Market Portfolio--IBC/Donoghue's U.S. Government and Agency Money Fund Average; The Tax Exempt Money Market Portfolio--IBC/Donoghue's Tax Exempt Money Fund Average; The Short Term Bond Portfolio--Merrill Lynch
1-3 Year Treasury Index; The U.S. Fixed Income Portfolio--Salomon Brothers Broad Investment Grade Bond Index; The Tax Exempt Bond Portfolio--Lehman Brothers Quality Intermediate Municipal Bond Index; The New York Total Return Bond Portfolio--Lehman Brothers New York 1-15 Year Municipal Bond Index; The Global Strategic Income Portfolio--The Lehman Brothers Aggregate Bond Index; The Selected U.S. Equity Portfolio--S&P 500 Index; The U.S. Small Company Portfolio--Russell 2500 Index; The Non-U.S. Equity Portfolio--EAFE Index; The Emerging Markets Equity Portfolio--MSCI Emerging Markets Free Index; The International Opportunities Portfolio--EAFE and MSCI Emerging Markets Free Indexes; The Diversified Portfolio--diversified benchmark (52% S&P 500, 35% Salomon Brothers Broad Investment Grade Bond, 3% Russell 2000 and 10% EAFE indexes); The European Equity Portfolio--the MSCI Europe Index; The Japan Equity Portfolio--the TOPIX; and The Asia Growth Portfolio--the MSCI indexes for Hong

Kong and Singapore and the International Finance Corporation Investable indexes for China, Indonesia, Malaysia, Philippines, South Korea, Taiwan and Thailand.


    J.P. Morgan Investment Management Inc., also a wholly owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.

    The Portfolios are managed by officers of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc.

    As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Portfolio's average daily net assets shown below.

MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

TAX EXEMPT MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion


FEDERAL MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion


SHORT TERM BOND: 0.25%

U.S. FIXED INCOME: 0.30%

TAX EXEMPT BOND: 0.30%

NEW YORK TOTAL RETURN BOND: 0.30%


GLOBAL STRATEGIC INCOME: 0.45%


SELECTED U.S. EQUITY: 0.40%

U.S. SMALL COMPANY: 0.60%

NON-U.S. EQUITY: 0.60%

DIVERSIFIED: 0.55%

EMERGING MARKETS EQUITY: 1.00%

INTERNATIONAL OPPORTUNITIES: 0.60%

EUROPEAN EQUITY:   0.65%

JAPAN EQUITY: 0.65%

ASIA GROWTH: 0.80%

    The table below sets forth for each Fund listed the advisory fees paid by its corresponding Portfolio to the Advisor for the fiscal period indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE MONEY MARKET PORTFOLIO (Money Market Fund) -- For the fiscal year ended November 30, 1994: $3,423,576. For the fiscal year ended November 30, 1995:
$3,913,479.  For the fiscal year ended November 30, 1996: $4,503,793.


THE TAX EXEMPT MONEY MARKET PORTFOLIO (Tax Exempt Money Market Fund) -- For the fiscal year ended August 31, 1994: $2,021,476. For the fiscal year ended August 31, 1995: $2,150,291. For the fiscal year ended August 31, 1996:
$2,154,248.


THE FEDERAL MONEY MARKET PORTFOLIO (Federal Money Market Fund) -- For the fiscal year ended October 31, 1994: $339,521. For the fiscal year ended October 31, 1995: $492,941. For the fiscal year ended October 31, 1996: $653,326.



THE SHORT TERM BOND PORTFOLIO (Short Term Bond Fund) -- For the fiscal year ended October 31, 1994: $113,379. For the fiscal year ended October 31, 1995:
$146,335.  For the fiscal year ended October 31, 1996: $50,319.



THE U.S. FIXED INCOME PORTFOLIO (Bond Fund) -- For the fiscal year ended October 31, 1994: $699,081. For the fiscal year ended October 31, 1995: $1,339,147.
For the fiscal year ended October 31, 1996: $2,402,660.


THE TAX EXEMPT BOND PORTFOLIO (Tax Exempt Bond Fund) -- For the fiscal year ended August 31, 1994: $1,383,986. For the fiscal year ended August 31, 1995:
$1,178,720.  For the fiscal year ended August 31, 1996: $1,354,145.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO (New York Total Return Bond Fund) -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $120,281. For the fiscal year ended March 31, 1996: $246,966.

THE SELECTED U.S. EQUITY PORTFOLIO (Equity Fund) -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $1,263,048. For the fiscal year ended May 31, 1995: $2,025,936. For the fiscal year ended May 31, 1996:
$2,744,054.

THE U.S. SMALL COMPANY PORTFOLIO (Capital Appreciation Fund) -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $2,912,670. For the fiscal year ended May 31, 1995: $3,514,331. For the fiscal year ended May 31, 1996: $4,286,311.


THE NON-U.S. EQUITY PORTFOLIO (International Equity Fund) -- For the fiscal year ended October 31, 1994: $1,911,202. For the fiscal year ended October 31, 1995: $3,174,965. For the fiscal year ended October 31, 1996: $5,007,993.


THE DIVERSIFIED PORTFOLIO (Diversified Fund) -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $197,026. For the fiscal year ended June 30, 1995: $663,000. For the fiscal year ended June 30, 1996:
$1,122,941.


THE EMERGING MARKETS EQUITY PORTFOLIO (Emerging Markets Equity Fund) -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$4,122,465. For the fiscal year ended October 31, 1995: $5,713,506. For the fiscal year ended October 31, 1996: $7,825,873.


EUROPEAN EQUITY PORTFOLIO (European Equity Fund) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $1,675,355. For the six months ended June 30, 1996: $1,670,174 (unaudited).

JAPAN EQUITY PORTFOLIO (Japan Equity Fund) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $1,777,126. For the six months ended June 30, 1996: $1,581,190 (unaudited).

ASIA GROWTH PORTFOLIO (Asia Growth Fund) -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: $528,956. For the six months ended June 30, 1996: $414,049 (unaudited).

    The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

    The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolios contemplated by the Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolios.

    If the Advisor were prohibited from acting as investment advisor to any Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

    Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

    FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor.

    The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (I) by a vote of the holders of a majority of the

Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

    Under Co-Administration Agreements with the Trust and the Portfolios dated August 1, 1996, FDI also serves as the Trust's and the Portfolios' Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

    For its services under the Co-Administration Agreements, each Fund and Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust.

    The table below sets forth for each Fund listed and its corresponding Portfolio the administrative fees paid to FDI for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the period August 1, 1996 through August 31, 1996: $2,284.

TAX EXEMPT MONEY MARKET FUND -- For the period August 1, 1996 through August 31, 1996: $3,298.

THE TAX EXEMPT BOND PORTFOLIO -- For the period August 1, 1996 through August 31, 1996: $920.

TAX EXEMPT BOND FUND -- For the period August 1, 1996 through August 31, 1996:
$1,169.


THE FEDERAL MONEY MARKET PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $1,663.



FEDERAL MONEY MARKET FUND -- For the period August 1, 1996 through October 31, 1996: $1,838.



THE U.S. FIXED INCOME PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $6,419.



BOND FUND -- For the period August 1, 1996 through October 31, 1996: $1,329


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


THE SHORT TERM BOND PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $156.



SHORT TERM BOND FUND -- For the period August 1, 1996 through October 31, 1996:
$75.



THE NON-U.S. EQUITY PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $6,212.



INTERNATIONAL EQUITY FUND -- For the period August 1, 1996 through October 31, 1996: $1,859.



THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $5,719.



EMERGING MARKETS EQUITY FUND -- For the period August 1, 1996 through October 31, 1996: $564.



THE MONEY MARKET PORTFOLIO -- For the period August 1, 1996 through November 30, 1996: $33,012.



MONEY MARKET FUND -- For the period August 1, 1996 through November 30, 1996:
$25,995.




    The table below sets forth for each Fund listed and its corresponding Portfolio the administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolios prior to August 1,
1996) for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.


THE MONEY MARKET PORTFOLIO -- For the fiscal year ended November 30, 1994:
$165,519. For the fiscal year ended November 30, 1995: $176,717. For the period December 1, 1995 through July 31, 1996: $272,989.



MONEY MARKET FUND --   For the fiscal year ended November 30, 1994: $631,683.
For the fiscal year ended November 30, 1995: $565,438. For the period December 1, 1995 through July 31, 1996: $201,216.


THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1994: $62,565. For the fiscal year ended August 31, 1995: $72,729. For the period September 1, 1995 through July 31, 1996: $110,848.

TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$306,768. For the fiscal year ended August 31, 1995: $290,271. For the period September 1, 1995 through July 31, 1996: $157,587.


THE FEDERAL MONEY MARKET PORTFOLIO -- For the fiscal year ended October 31, 1994: $11,777. For the fiscal year ended October 31, 1995: $17,480. For the period November 1, 1995 through July 31, 1996: $28,623.



FEDERAL MONEY MARKET FUND -- For the fiscal year ended October 31, 1994:
$32,587. For the fiscal year ended October 31, 1995: $46,000. For the period November 1, 1995 through July 31, 1996: $23,554.



THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended October 31, 1994:
$3,149. For the fiscal year ended October 31, 1995: $4,485. For the period November 1, 1995 through July 31, 1996: $1,547.

SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $1,839. For the fiscal year ended October 31, 1995: $2,380. For the period November 1, 1995 through July 31, 1996: $1,056.



THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended October 31, 1994:
$16,107. For the fiscal year ended October 31, 1995: $27,436. For the period November 1, 1995 through July 31, 1996: $65,610.



BOND FUND -- For the fiscal year ended October 31, 1994: $30,915. For the fiscal year ended October 31, 1995: $32,901. For the period November 1, 1995 through July 31, 1996: $16,774.


THE TAX EXEMPT BOND PORTFOLIO -- For the fiscal year ended August 31, 1994:
$28,345. For the fiscal year ended August 31, 1995: $28,290. For the period September 1, 1996 through July 31, 1996: $43,154.

TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $137,890.
For the fiscal year ended August 31, 1995: $97,520. For the period September 1, 1996 through July 31, 1996: $57,864.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $2,563. For the fiscal year ended March 31, 1996: $6,648.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $7,716. For the fiscal year ended March 31, 1996: $5,538.

THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $19,348. For the fiscal year ended May 31, 1995: $32,670. For the fiscal year ended May 31, 1996: $62,404.

EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through
May 31, 1994: $78,201.  For the fiscal year ended May 31, 1995: $61,903.    For
the fiscal year ended May 31, 1996: $59,656.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $30,420. For the fiscal year ended May 31, 1995: $38,215. For the fiscal year ended May 31, 1996: $65,079.

CAPITAL APPRECIATION FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $75,401. For the fiscal year ended May 31, 1995: $51,087. For the fiscal year ended May 31, 1996: $39,053.


THE NON-U.S. EQUITY PORTFOLIO -- For the fiscal year ended October 31, 1994:
$22,024. For the fiscal year ended October 31, 1995: $31,500. For the period November 1, 1995 through July 31, 1996: $70,197.



INTERNATIONAL EQUITY FUND -- For the fiscal year ended October 31, 1994:
$55,782. For the fiscal year ended October 31, 1995: $52,698. For the period November 1, 1995 through July 31, 1996: $22,991.


THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $2,423. For the fiscal year ended June 30, 1995: $7,770. For the fiscal year ended June 30, 1996: $19,517.

DIVERSIFIED FUND -- For the period December 15, 1993 (commencement of operations) through June 30, 1994: $638. For the fiscal year ended June 30, 1995: $3,660. For the fiscal year ended June 30, 1996: $6,432.


THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $30,828. For the fiscal year ended October 31, 1995: $35,189. For the period November 1, 1995 through July 31, 1996: $66,251.



EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $11,373. For the fiscal year ended October 31, 1995: $12,990. For the period November 1, 1995 through July 31, 1996: $6,556.


EUROPEAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of
operations) through December 31, 1995: $15,623.    For the six months ended
June 30, 1996:  $32,409 (unaudited).

EUROPEAN EQUITY FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $0 (unaudited).

JAPAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $17,418. For the six months ended June 30, 1996: $30,693 (unaudited).

JAPAN EQUITY FUND -- For the period May 6, 1996 (commencement of operations) through June 30, 1996: $5 (unaudited).

ASIA GROWTH PORTFOLIO -- For the period April 5, 1995 (commencement of
operations) through December 31, 1995: $4,037.    For the six months ended
June 30, 1996:  $6,530 (unaudited).

ASIA GROWTH FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $0 (unaudited).

SERVICES AGENT

    The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December 29, 1995, as amended effective August 1, 1996, pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund and its corresponding Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.


    Under the amended Services Agreements, each of the Funds and the Portfolios has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and the JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and the JPM Series Trust.


    Under Administrative Services Agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, each Fund and its corresponding Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' average daily net assets in excess of $7 billion.

    Prior to December 29, 1995, the Trust and each Portfolio had entered into Financial and Fund Accounting Services Agreements with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of usual and customary expenses. The table below sets forth for each Fund listed and its corresponding Portfolio the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent. See "Expenses" in the Prospectus and below for applicable expense limitations.



THE MONEY MARKET PORTFOLIO -- For the fiscal year ended November 30, 1994:
$385,012. For the fiscal year ended November 30, 1995: $373,077. For the fiscal year ended November 30, 1996: $891,730.



MONEY MARKET FUND -- For the fiscal year ended November 30, 1994: $(92,422)*. For the fiscal year ended November 30, 1995: $(74,259). For the fiscal year ended November 30, 1996: $530,464.


THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1994: $153,204. For the fiscal year ended August 31, 1995: $169,754. For the fiscal year ended August 31, 1996: $205,419.

TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$(98,653)*. For the fiscal year ended August 31, 1995: $(30,971)*. For the fiscal year ended August 31, 1996: $173,920.


THE FEDERAL MONEY MARKET PORTFOLIO -- For the fiscal year ended October 31, 1994: $(13,844)*. For the fiscal year ended October 31, 1995: $(146,180)*. For the fiscal year ended October 31, 1996: $(165,137)*.



FEDERAL MONEY MARKET FUND -- For the fiscal year ended October 31, 1994:
$(98,377)*. For the fiscal year ended October 31, 1995: $(57,960)*. For the fiscal year ended October 31, 1996: $45,950.



THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended October 31, 1994:
$(22,054)*. For the fiscal year ended October 31, 1995: $(21,070)*. For the fiscal year ended October 31, 1996: $(42,274).*



SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $(75,727)*. For the fiscal year ended October 31, 1995: $(43,861)*. For the fiscal year ended October 31, 1996: $(64,710).*



THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended October 31, 1994:
$140,493. For the fiscal year ended October 31, 1995: $167,081. For the fiscal year ended October 31, 1996: $191,348.



BOND FUND -- For the fiscal year ended October 31, 1994: $(9,177)*. For the fiscal year ended October 31, 1995: $18,672. For the fiscal year ended October 31, 1996: $32,363.


THE TAX EXEMPT BOND PORTFOLIO -- For the fiscal year ended August 31, 1994:
$210,795. For the fiscal year ended August 31, 1995: $189,892. For the fiscal year ended August 31, 1996: $80,281.

TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $179,891. For the fiscal year ended August 31, 1995: $168,215. For the fiscal year ended August 31, 1996: $63,000.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $(11,830)*. For the fiscal year ended March 31, 1996: $7,691.


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

THE NEW YORK TOTAL RETURN BOND FUND -- For the Period April 11, 1994 (commencement of operations) through March 31, 1995: $(37,934)*. For the fiscal year ended March 31, 1996: $3,302.

THE SELECTED U.S. EQUITY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $155,348. For the fiscal year ended May 31, 1995: $236,537. For the fiscal year ended May 31, 1996: $138,134.

EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $113,959. For the fiscal year ended May 31, 1995:
$126,738.  For the fiscal year ended May 31, 1996: $76,406.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $203,764. For the fiscal year ended May 31, 1995: $241,373. For the fiscal year ended May 31, 1996: $144,277.

CAPITAL APPRECIATION FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $72,970. For the fiscal year ended May 31, 1995: $108,015. For the fiscal year ended May 31, 1996: $46,662.


THE NON-U.S. EQUITY PORTFOLIO -- For the fiscal year ended October 31, 1994:
$327,569. For the fiscal year ended October 31, 1995: $349,443. For the fiscal year ended October 31, 1996: $196,299.



INTERNATIONAL EQUITY FUND -- For the fiscal year ended October 31, 1994:
$223,806. For the fiscal year ended October 31, 1995: $210,123. For the fiscal year ended October 31, 1996: $45,247.


THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $(17,807)*. For the fiscal year ended June 30, 1995: $63,153. For the fiscal year ended June 30, 1996: $45,687.

DIVERSIFIED FUND -- For the period December 15, 1993 (commencement of operations) through June 30, 1994: $(43,203)*. For the fiscal year ended June 30, 1995: $(66,127)*. For the fiscal year ended June 30, 1996: $(2,852)*.


THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $347,925. For the fiscal year ended October 31, 1995: $337,050. For the fiscal year ended October 31, 1996: $183,498.



EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $(37,902)*. For the fiscal year ended October 31, 1995: $5,847. For the fiscal year ended October 31, 1996: $13,747.



EUROPEAN EQUITY PORTFOLIO-- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $127,436. For the six months ended June 30, 1996: $64,388 (unaudited).


EUROPEAN EQUITY FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $0 (unaudited).


JAPAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $147,123. For the six months ended June 30, 1996: $60,965 (unaudited).


JAPAN EQUITY FUND -- For the period May 6, 1996 (commencement of operations) through June 30, 1996: $10 (unaudited).

ASIA GROWTH PORTFOLIO -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: $21,823. For the six months ended June 30, 1996: $12,972 (unaudited).

ASIA GROWTH FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $0 (unaudited).
____________________________________

(*) Indicates a reimbursement by Morgan for expenses in excess of its fees under the Prior Services Agreements. No fees were paid for the fiscal period.

CUSTODIAN AND TRANSFER AGENT

    State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and each of the Portfolio's custodian and fund accounting agent and each Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In addition, the Custodian has entered into subcustodian agreements on behalf of the Portfolios for the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds with Bankers Trust Company for the purpose of holding TENR Notes and with Bank of New York and Chemical Bank, N.A. for the purpose of holding certain variable rate demand notes. In the case of foreign assets held outside the United States, the Custodian employs various subcustodians who were approved by the Trustees of the Portfolios in accordance with the regulations of the SEC. The Custodian maintains portfolio transaction records. As Transfer Agent and Dividend Disbursing Agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

    The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of an Eligible Institution. Under this agreement, Morgan is responsible for performing shareholder account administrative and servicing functions, which includes but is not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.


    Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rates (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent): Money Market, Federal Money Market and Tax Exempt Money Market Funds, 0.15% of average daily net assets up to $2 billion and 0.10% thereafter; Short Term Bond, Bond, Tax Exempt Bond and New York Total Return Bond Funds, 0.20%; Global Strategic Income, Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds, 0.25%. Morgan acts as shareholder servicing agent for all shareholders.



    The table below sets forth for each Fund listed the shareholder servicing fees paid by each Fund to Morgan, net of fee waivers and reimbursements, for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.



MONEY MARKET FUND -- For the fiscal year ended November 30, 1994: $3,701,260. For the fiscal year ended November 30, 1995: $3,629,031. For the fiscal year ended November 30, 1996: $3,148,702.


TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$2,121,421. For the fiscal year ended August 31, 1995: $2,227,944. For the fiscal year ended August 31, 1996: $1,680,618.


FEDERAL MONEY MARKET FUND -- For the fiscal year ended October 31, 1994:
$200,453. For the fiscal year ended October 31, 1995: $273,861. For the fiscal year ended October 31, 1996: $313,504.



SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $11,275. For the fiscal year ended October 31, 1995: $16,063. For the fiscal year ended October 31, 1996: $16,996.



BOND FUND -- For the fiscal year ended October 31, 1994: $189,959. For the fiscal year ended October 31, 1995: $222,000. For the fiscal year ended October 31, 1996: $282,445.


TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $816,408. For the fiscal year ended August 31, 1995: $635,645. For the fiscal year ended August 31, 1996: $702,939.

NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $49,958. For the fiscal year ended March 31, 1996: $83,301.

EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $506,629. For the fiscal year ended May 31, 1995:
$598,644.  For the fiscal year ended May 31, 1996: $742,283.

CAPITAL APPRECIATION FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $491,556. For the fiscal year ended May 31, 1995: $456,271. For the fiscal year ended May 31, 1996: $488,236.


INTERNATIONAL EQUITY FUND -- For the fiscal year ended October 31, 1994:
$476,339. For the fiscal year ended October 31, 1995: $479,112. For the fiscal year ended October 31, 1996: $497,175.


DIVERSIFIED FUND -- For the period December 15, 1993 (commencement of operations) through June 30, 1994: $5,411. For the fiscal year ended June 30, 1995: $36,552. For the fiscal year ended June 30, 1996: $90,759.


EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $92,084. For the fiscal year ended October 31, 1995: $121,502. For the fiscal year ended October 31, 1996:
$146,876.


EUROPEAN EQUITY FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $2 (unaudited).

JAPAN EQUITY FUND -- For the period May 6, 1996 (commencement of operations) through June 30, 1996: $99 (unaudited).

ASIA GROWTH FUND -- For the period May 13, 1996 (commencement of operations) through June 30, 1996: $5 (unaudited).

    As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing administrative services to the Funds and the Portfolios under the Services Agreements and in acting as Advisor to the Portfolios under the Investment Advisory Agreements, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

    If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds or the Portfolios might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust and the Portfolios are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES


    In addition to the fees payable to Pierpont Group, Inc., Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator and Distributor," "Services Agent" and "Shareholder Servicing" above, the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Funds or the Portfolios. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and registration fees under state securities laws. For the Portfolios, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and certain Portfolios and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses). For additional information regarding waivers or expense subsidies, see "Management of the Trust
(Fund) and (the) Portfolio(s)" in the Prospectus.


PURCHASE OF SHARES

    Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares." References in the Prospectus and this Statement of Additional Information to customers of Morgan or an Eligible Institution include customers of their affiliates and references to transactions by customers with Morgan or an Eligible Institution include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

    Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

    Prospective investors may purchase shares with the assistance of an Eligible Institution, and the Eligible Institution may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES


    Investors may redeem shares as described in the Prospectus under "Redemption of Shares." Shareholders redeeming shares of the Money Market, Tax Exempt Money Market or Federal Money Market Funds should be aware that these Funds attempt to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that they will be able to continue to do so, and in that case the net asset value of the Funds' shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" in the Prospectus and below.



    If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Trust is in the process of seeking exemptive relief from the SEC with respect to redemptions in kind by the Funds. If the requested relief is granted, each Fund would then be permitted to pay redemptions to greater than 5% shareholders in securities, rather than in cash, to the extent permitted by the SEC and applicable law. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds and their corresponding Portfolios (except the Money Market, Tax Exempt Money Market, Global Strategic Income, European Equity, Japan Equity, Asia Growth and International Opportunities Portfolios) have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and the corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.



    FURTHER REDEMPTION INFORMATION. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (I) for up to seven days, (ii)


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during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.


EXCHANGE OF SHARES

    An investor may exchange shares from any JPM Pierpont Fund into any other JPM Pierpont Fund or JPM Institutional Fund, as described under "Exchange of Shares" in the Prospectus. For complete information, the Prospectus as it relates to the Fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

    Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

    Net investment income of the Money Market, Tax Exempt Money Market and Federal Money Market Funds consists of accrued interest or discount and amortized premium, less the accrued expenses of the Fund applicable to that dividend period including the fees payable to Morgan. See "Net Asset Value."


    Determination of the net income for Money Market, Tax Exempt Money Market, Federal Money Market, Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond and Global Strategic Income Funds is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.


NET ASSET VALUE


    Each of the Funds computes its net asset value once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas Day.    In the event that trading in
the money markets is scheduled to end earlier than the close of the New York Stock Exchange in observance of these holidays, the money market Funds and their corresponding Portfolios would expect to close for purchases and redemptions an hour in advance of the end of trading in the money markets. The Funds and the Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.


    The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.


    MONEY MARKET, TAX EXEMPT MONEY MARKET AND FEDERAL MONEY MARKET FUNDS. In the case of the Portfolios for the Money Market, Tax Exempt Money Market and


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Federal Money Market Funds, all portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing the Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares.
Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a PRO RATA basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. See "Taxes."



    SHORT TERM BOND, BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND, GLOBAL STRATEGIC INCOME AND DIVERSIFIED FUNDS. In the case of the Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond and Global Strategic Income Funds, and the fixed income portion of the Diversified Fund, portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (I) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the OTC market, if such exchange or market constitutes the broadest and most representative market for the security and
(ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. The Portfolios value municipal securities on the basis of prices from a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.


    Trading in securities in most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

     EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, INTERNATIONAL OPPORTUNITIES, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. In the case of the Equity Portfolios, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale prices on such exchange at 4:00 P.M. or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the OTC market. The value of each security for which readily available market quotations exist is based on a decision as to the


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

broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 P.M., New York time. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

    From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.


    YIELD QUOTATIONS. As required by regulations of the SEC, current yield for the Money Market, Tax Exempt Money Market and Federal Money Market Funds is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market, Tax Exempt Money Market and Federal Money Market Funds is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. In the case of the Tax Exempt Money Market Fund, the tax equivalent yield is computed by first computing the yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus the stated assumed federal income tax rate for individuals and then added to the portion of the yield that is not attributable to securities, the income of which was not tax exempt.



    As required by regulations of the SEC, the annualized yield for the Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond and Global


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

Strategic Income Funds is computed by dividing each Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus.


    Historical performance for periods prior to the establishment of the Money Market, Tax Exempt Money Market, Bond, and Tax Exempt Bond Funds will be that of the respective predecessor free-standing fund and will be presented in accordance with applicable SEC staff interpretations.

    Below is set forth historical yield information for the Funds or their predecessors for the periods indicated:


MONEY MARKET FUND (11/30/96): 7-day current yield: 5.08%; 7-day effective yield:
5.21%.

TAX EXEMPT MONEY MARKET FUND (8/31/96): 7-day current yield: 3.10%; 7-day tax equivalent yield at 39.6% tax rate: 5.13%; 7-day effective yield: 3.15%.

FEDERAL MONEY MARKET FUND (10/31/96): 7-day current yield: 4.83%; 7-day effective yield: 4.95%.

SHORT TERM BOND FUND (10/31/96): 30-day yield: 5.74%.

BOND FUND (10/31/96): 30-day yield: 6.36%.

TAX EXEMPT BOND FUND (8/31/96): 30-day yield: 4.41%; 30-day tax equivalent yield at 39.6% tax rate: 7.30%.

NEW YORK TOTAL RETURN BOND FUND (9/30/96): 30-day yield: 4.42%; 30-day tax equivalent yield at 39.6% tax rate: 7.32%.



    TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of the Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond, Global Strategic Income, Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.


    Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

    Historical performance information for periods prior to the establishment of the Money Market, Tax Exempt Money Market, Bond, Tax Exempt Bond, Equity, Capital Appreciation and International Equity Funds will be that of the respective predecessor free-standing fund and will be presented in accordance with applicable SEC staff interpretations. Historical performance information for any period or portion thereof prior to the establishment of the Diversified, European Equity, Japan Equity or Asia Growth Fund will be that of its corresponding predecessor JPM Institutional fund, if the JPM Institutional fund commenced operations before the corresponding JPM Pierpont Fund. The applicable


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

financial information in the registration statement for The JPM Institutional Funds (Registration Nos. 33-54642 and 811-7342) is incorporated herein by reference.

    Below is set forth historical return information for the Funds or their predecessors for the periods indicated:


MONEY MARKET FUND (11/30/96): Average annual total return, 1 year: 5.27%; average annual total return, 5 years: 4.28%; average annual total return, 10 years: 5.83%; aggregate total return, 1 year: 5.27%; aggregate total return, 5 years: 23.31%; aggregate total return, 10 years: 76.23%.



TAX EXEMPT MONEY MARKET FUND (8/31/96): Average annual total return, 1 year:
3.23%; Average annual total return, 5 years: 2.83%; average annual total return, 10 years: 3.91%; aggregate total return, 1 year: 3.23%; aggregate total return, 5 years: 14.97%; aggregate total return, 10 years: 46.75%.



FEDERAL MONEY MARKET FUND (10/31/96): Average annual total return, 1 year:
5.03%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 4.18%; aggregate total return, 1 year: 5.03%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 16.96%.



SHORT TERM BOND FUND (10/31/96): Average annual total return, 1 year: 5.77%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 4.78%; aggregate total return, 1 year: 5.77%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 16.71%.



BOND FUND (10/31/96): Average annual total return, 1 year: 5.13%; average annual total return, 5 years: 7.41%; average annual total return, commencement of operations(*) to period end: 7.95%; aggregate total return, 1 year: 5.13%; aggregate total return, 5 years: 42.98%; aggregate total return, commencement of operations(*) to period end: 93.75%.



TAX EXEMPT BOND FUND (8/31/96): Average annual total return, 1 year: 4.01%; average annual total return, 5 years: 6.41%; average annual total return, 10 years: 6.59%; aggregate total return, 1 year: 4.01%; aggregate total return, 5 years: 36.43%; aggregate total return, 10 years: 89.31%.



NEW YORK TOTAL RETURN BOND FUND (9/30/96): Average annual total return, 1 year:
4.41%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 5.95%; aggregate total return, 1 year: 4.41%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 15.31%.



DIVERSIFIED FUND (12/31/96): Average annual total return, 1 year: 13.42%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 11.39%; aggregate total return, 1 year: 13.42%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 46.08%.



EQUITY FUND (11/30/96): Average annual total return, 1 year: 25.33%; average annual total return, 5 years: 17.05%; average annual total return, 10 years:
14.81%; aggregate total return, 1 year: 25.33%; aggregate total return, 5 years:
119.68%; aggregate total return, 10 years: 297.81%.



CAPITAL APPRECIATION FUND (11/30/96): Average annual total return, 1 year:
19.53%; average annual total return, 5 years: 16.58%; average annual total return, 10 years: 12.09%; aggregate total return, 1 year: 19.53%; aggregate
total return,   5 years: 115.29%; aggregate total return, 10 years: 213.09%.



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


INTERNATIONAL EQUITY FUND (10/31/96): Average annual total return, 1 year:
12.31%; average annual total return, 5 years: 6.15%; average annual total return, commencement of operations(*) to period end: 4.56%; aggregate total return, 1 year: 12.31%; aggregate total return, 5 years: 34.76%; aggregate total return, commencement of operations(*) to period end: 33.13%.



EMERGING MARKETS EQUITY FUND (10/31/96): Average annual total return, 1 year:
6.31%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 1.40%; aggregate total return, 1 year: 6.31%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 4.19%.



EUROPEAN EQUITY FUND (12/31/96): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: 17.15%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: 17.15%.



JAPAN EQUITY FUND (12/31/96): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: (14.42)%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: (14.42)%.



ASIA GROWTH FUND (12/31/96): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: 1.29%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: 1.29%.

_____________________________________

* The Federal Money Market, Short Term Bond, Bond, New York Total Return Bond, Diversified, International Equity, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds commenced operations on January 4, 1993,
July 8, 1993, March 11, 1988, April 11, 1994, December 15, 1993, June 1, 1990,
November 15, 1993, May 13, 1996, May 6, 1996 and May 13, 1996, respectively.
The predecessor JPM Institutional Diversified, European Equity, Japan Equity and Asia Growth funds commenced operations on July 8, 1993, February 29, 1996, February 29, 1996 and February 29, 1996, respectively.


    GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

    Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

    In order to illustrate the benefits of balanced investing across asset classes over longer periods of time, the Diversified Fund may use performance data that will be based on the return of, as appropriate, the S&P 500 Index, the Salomon Brothers Broad Investment Grade Bond Index, the Frank Russell 2000 and 2500 Indexes, and the EAFE Index. The quoted performance will illustrate what results could have been achieved had the Fund invested specified percentages of the Fund's assets in classes of securities that would have produced a return equal to the relevant index over the time period at issue.


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    From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

PORTFOLIO TRANSACTIONS

    The Advisor places orders for all Portfolios for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all the Portfolios. See "Investment Objectives and Policies."

    Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.


    MONEY MARKET, TAX EXEMPT MONEY MARKET, FEDERAL MONEY MARKET, SHORT TERM BOND, BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND AND GLOBAL STRATEGIC INCOME FUNDS. Portfolio transactions for the Portfolios corresponding to the Money Market, Tax Exempt Money Market, Federal Money Market, Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond and Global Strategic Income Funds will be undertaken principally to accomplish a Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolios corresponding to the Money Market, Federal Money Market, Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond and Global Strategic Income Funds may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies -- Portfolio Turnover." The Tax Exempt Money Market Portfolio will not seek profits through short-term trading, but the Portfolio may dispose of any portfolio security prior to its maturity if it believes such disposition is appropriate even if this action realizes profits or losses.


    In connection with portfolio transactions for the Portfolios, the Advisor intends to seek best price and execution on a competitive basis for both purchases and sales of securities.


    The Portfolios corresponding to the Money Market, Tax Exempt Money Market and Federal Money Market Funds have a policy of investing only in securities with maturities of less than thirteen months, which policy will result in high portfolio turnovers. The Portfolio corresponding to the Short Term Bond Fund has a policy of maintaining a short duration, which policy will also result in a high portfolio turnover. Since brokerage commissions are not normally paid on investments which the Portfolios make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolios.


    EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY, EMERGING MARKETS
EQUITY, INTERNATIONAL OPPORTUNITIES, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. In connection with portfolio transactions for the Equity Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders.

    In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission


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

in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best possible execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

    The Portfolios or their predecessors corresponding to the Equity, Capital Appreciation, International Equity, Emerging Markets Equity, Diversified, European Equity, Japan Equity and Asia Growth Funds paid the following approximate brokerage commissions for the indicated fiscal periods:

EQUITY FUND (May): 1996: $1,375,696; 1995: $1,179,132; 1994: $744,676.

CAPITAL APPRECIATION FUND (May): 1996: $1,554,459; 1995: $1,217,016; 1994:
$1,760,320.


INTERNATIONAL EQUITY FUND (October): 1996: $2,303,648; 1995: $1,691,642; 1994:
$1,413,238.


DIVERSIFIED FUND (June): 1996: $220,206; 1995: $145,589; 1994: $78,737.


EMERGING MARKETS EQUITY FUND (October): 1996: $1,840,532; 1995: $1,475,147;
1994: $1,262,905.


EUROPEAN EQUITY FUND (December): 1995: $143,417.

JAPAN EQUITY FUND (December): 1995: $0.

ASIA GROWTH FUND (December): 1995: $27,322.

    The increases in brokerage commissions reflected above were due to increased portfolio activity and an increase in net investments by investors in a Portfolio or its predecessor.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.


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

    Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

    On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

    If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

    The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.


    Effective October 10, 1996, the name of the Trust was changed from "The Pierpont Funds" to "The JPM Pierpont Funds," and each Fund's name changed accordingly. Effective January 9, 1997, the name of the Federal Money Market Fund was changed from "The JPM Pierpont Treasury Money Market Fund" to "The JPM Pierpont Federal Money Market Fund," and the Fund's corresponding Portfolio changed its name accordingly.


    Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

    No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except


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possibly in a few jurisdictions.  With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

    The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

    The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."


    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). To date shares of the seventeen series described in this Statement of Additional Information have been authorized and are available for sale to the public. Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.


    The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, PROVIDED, HOWEVER, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.


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

    Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


    The Trustees have authorized the issuance and sale to the public of shares of seventeen series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.


    For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.


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


    As of January 31, 1997, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:



    Money Market Fund--Morgan as Agent for Kingsley & Co. Fund Omnibus Account (7.79%);



    Federal Money Market Fund--Morgan as Agent for Kingsley & Co. Fund Omnibus Account (21.48%), Morgan as Agent for A. Dunner, Inc. (5.76%);



    Tax Exempt Money Market Fund--Morgan as Agent for Kingsley & Co. Fund Omnibus Account (9.80%);



    Short Term Bond Fund--Morgan as Agent for Towermark Corporation (30.76%);
    E. Chang as Trustee of the E. Chao Chang Revocable Trust (18.80%), Midwest Disposal of Delaware, LLC (5.25%);



    Bond Fund--Boston & Co. (6.46%), B. Spitzer (5.37%);



    New York Total Return Bond Fund--M. Barron (7.10%), Morgan as Agent for J. Simon (5.15%);



    Capital Appreciation--Forest Laboratories, Inc. (6.07%);



    Emerging Markets Equity Fund--Donaldson Lufkin and Jenrette Pershing
    (5.25%);



    European Equity Fund--Morgan as Agent for The American Hospital of Paris (20.25%), V. Madrigal (19.21%), E. Boulot JT WROS (10.63%), Morgan as Agent for D.J. Fermo and L. Fermo (8.42%), Morgan as Agent for B. Lederer (8.09%), L.R. Smith and M.S. Smith (6.06%), Morgan as Agent for T. R. Lamia (6.04%);



    Japan Equity Fund--Johol & Co. (22.56%), Morgan as Agent for J. LP Brunel (11.73%), R.A. McGimpsey and L.V. McGimpsey (9.72%), Morgan as Agent for The American Hospital of Paris (9.47%), Morgan as Agent for T. R. Lamia (9.20%), Morgan as Agent for Dr. G. A. Falk (7.39%), J. Lewis (7.26%), P. Grover and H. Grover (5.58%),; and



    Asia Growth Fund--R.A. McGimpsey and L.V. McGimpsey (40.91%), Morgan as Agent for R. James and A. James (21.07%), Charles Schwab & Co, Inc. (6.40%).


    The address of each owner listed above is c/o Morgan, 522 Fifth Avenue, New York, New York 10036. As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the shares of each Fund.

TAXES

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly


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related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and -C- diversify its holdings so that, at the end of each quarter of its taxable year, (I) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

    Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

    For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

    The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds intend to qualify to pay exempt-interest dividends to their respective shareholders by having, at the close of each quarter of their respective taxable years, at least 50% of the value of their respective total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Funds which is properly designated as consisting of interest received by the Funds on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Funds, other than the alternative minimum tax under certain circumstances. In view of each Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Funds may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances. See "Investment Objective(s) and Policies" in the Prospectus.


    Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Equity, Capital Appreciation and Diversified Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction, subject to applicable limitations under the Code. Distributions to corporate shareholders of the Money Market, Tax Exempt Money Market, Federal Money Market, Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond, Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds are not eligible for the dividends received deduction. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. See "Taxes" in the Prospectus for a discussion of the federal income tax treatment of any gain or loss realized on the redemption or exchange of a Fund's shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.



    To maintain a constant $1.00 per share net asset value, the Trustees of the Money Market, Tax Exempt Money Market and Federal Money Market Funds may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of a Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."


    Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

    Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

    Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. Certain straddles treated as short sales for tax purposes may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.

    Certain options, futures and foreign currency contracts held by a Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

    The Equity Portfolios may invest in Equity Securities of foreign issuers.
If a Portfolio purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the Portfolio may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation or gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund or its shareholders in respect of deemed unpaid taxes arising from such distributions or gains. Alternatively, a Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

    Pursuant to proposed regulations, open-end regulated investment companies such as the Portfolios would be entitled to elect to mark to market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

    FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

    In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


    FOREIGN TAXES. It is expected that the Global Strategic Income, Equity, Capital Appreciation, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains)
received from sources within foreign countries.   In the case of the Global
Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds, so long as more than 50% in value of the total assets of the Fund (including its share of the assets of the corresponding Portfolio) at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes deemed paid by it as paid directly by its shareholders. These Funds will make such an election only if they deem it to be in the best interest of their respective shareholders. The Funds will notify their respective shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, each shareholder will be required to include in his income (in addition to the dividends and distributions he receives) his proportionate share of the amount of foreign income taxes deemed paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability.
(No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by each of the Global Strategic Income, International Equity, Emerging Markets Equity, European Equity, Japan Equity and Asia Growth Funds from its foreign source net investment income will be treated as foreign source income. Each of these Funds' gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, if the election is made, shareholders may nevertheless be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds.


    STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws.
Shareholders should consult their own tax advisors with respect to any state or local taxes.

    OTHER TAXATION. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

    As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

    Telephone calls to the Funds, Morgan or Eligible Institutions as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolios' Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.


    Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

    No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS


    The following financial statements of each Fund (except for the International Opportunities and Global Strategic Income Funds) and each of the Japan Equity, European Equity and Asia Growth Portfolios, are incorporated herein by reference from their respective annual report and, if applicable, semi-annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JP Morgan Funds Services at
(800) 521-5411. Each Fund's financial statements include the financial statements of the Fund's corresponding Portfolio.



--------------------------------------------------------------------------------
                                  Date of Semi-Annual      Date of Annual
                                  Report; Date Semi-       Report; Date Annual
                                  Annual Report Filed;     Report Filed; and
Name of Fund/Portfolio            and Accession Number     Accession Number
--------------------------------------------------------------------------------
The JPM Pierpont Money Market     N/A                      11/30/96
Fund                                                       01/30/97
                                                           0000912057-97-002302
--------------------------------------------------------------------------------
The JPM Pierpont Tax Exempt       N/A                      08/31/96
Money Market Fund                                          11/06/96
                                                           0000912057-96-024857
--------------------------------------------------------------------------------
The JPM Pierpont Federal Money    N/A                      10/31/96
Market Fund                                                12/30/96
                                                           0000912057-96-030432
--------------------------------------------------------------------------------
The JPM Pierpont Short Term       N/A                      10/31/96
Bond Fund                                                  01/08/97
                                                           0000912057-97-000383
--------------------------------------------------------------------------------
The JPM Pierpont Bond Fund        N/A                      10/31/96
                                                           01/08/97
                                                           0000912057-97-000388
--------------------------------------------------------------------------------
The JPM Pierpont Tax Exempt       N/A                      08/31/96
Bond Fund                                                  11/06/96
                                                           0000912057-96-024845
--------------------------------------------------------------------------------
The JPM Pierpont Equity Fund      11/30/96                 05/31/96
                                  02/04/97                 08/07/96
                                  0000912057-97-002994     0000912057-96-016488
--------------------------------------------------------------------------------
The JPM Pierpont Capital          11/30/96                 05/31/96
Appreciation Fund                 02/04/97                 08/07/96
                                  0000912057-97-002991     0000912057-96-016486
--------------------------------------------------------------------------------
The JPM Pierpont International    N/A                      10/31/96
Equity Fund                                                01/07/97
                                                           0000912057-97-000344
--------------------------------------------------------------------------------
The JPM Pierpont Diversified      N/A                      06/30/96
Fund                                                       09/06/96
                                                           0000912057-96-019764
--------------------------------------------------------------------------------
The JPM Pierpont Emerging         N/A                      10/31/96
Markets Equity Fund                                        01/08/97
                                                           0000912057-97-000390
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The JPM Pierpont New York         09/30/96                 03/31/96
Total Return Bond Fund            12/03/96                 06/06/96
                                  0000912057-96-028121     0000912057-96-011650
--------------------------------------------------------------------------------
The JPM Pierpont Japan Equity     06/30/96                 N/A
Fund                              09/06/96
                                  0000912057-96-019742
--------------------------------------------------------------------------------
The Japan Equity Portfolio        N/A                      12/31/95
                                                           03/12/96
                                                           0000912057-96-004391
--------------------------------------------------------------------------------
The JPM Pierpont European         06/30/96                 N/A
Equity Fund                       09/06/96
                                  0000912057-96-019740
--------------------------------------------------------------------------------
The European Equity Portfolio     N/A                      12/31/95
                                                           03/12/96
                                                           0000912057-96-004390
--------------------------------------------------------------------------------
The JPM Pierpont Asia Growth      06/30/96                 N/A
Fund                              09/06/96
                                  0000912057-96-019768
--------------------------------------------------------------------------------
The Asia Growth Portfolio         N/A                      12/31/95
                                                           03/12/96
                                                           0000912057-96-004389
--------------------------------------------------------------------------------

APPENDIX A
DESCRIPTION OF SECURITY RATINGS


STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.


B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



CC - An obligation rated CC is currently highly vulnerable to nonpayment.



C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

CORPORATE AND MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.
- High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

APPENDIX B

ADDITIONAL INFORMATION CONCERNING NEW YORK MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in New York municipal obligations. It does not purport to be a complete description and is based on information from the supplement (dated March 20, 1996) to the Annual Information Statement of the State of New York dated June 23, 1995 and other sources of information.

GENERAL

    New York (the "State") is among the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The State has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries. This transition reflects a national trend.

    The State has historically been one of the wealthiest states in the nation. The State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. New York City (the "City") has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

    Although industry and commerce are broadly spread across the State, particular activities are concentrated in the following areas: Westchester County -- headquarters for several major corporations; Buffalo -- diverse manufacturing base; Rochester -- manufacture of photographic and optical equipment; Syracuse and Utica-Rome area -- production of machinery and transportation equipment; Albany-Troy-Schenectady -- government and education center and production of electrical products; Binghampton -- original site of the International Business Machines Corporation and continued concentration of employment in computer and other high technology manufacturing; and New York City -- headquarters for the nation's securities business and for a major portion of the nation's major commercial banks, diversified financial institutions and life insurance companies. In addition, the City houses the home offices of major radio and television broadcasting networks, many national magazines and a substantial portion of the nation's book publishers. The City also retains leadership in the design and manufacture of men's and women's apparel and is traditionally a tourist destination.

ECONOMIC OUTLOOK

    The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. The state financial plan is based upon forecasts of national and State economic activity. Economic forecasts have at times failed to predict precisely the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal financial and monetary policies, the availability of credit, the level of interest rates, and the condition of the world economy. All these could have an adverse effect on the State. There can be no assurance that the State's economy will not experience financial results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

    The national economy achieved the desired "soft landing" in 1995, as growth slowed from 6.2 percent in 1994 to a rate sufficiently slow to inhibit the build-up of inflationary pressures. This was achieved without any material pause in the economic expansion, although recession worries flared in the late spring and early summer. Growth in the national economy is expected to moderate during 1996, with the nation's gross domestic product projected to expand by 4.6 percent in 1996 versus 5.0 percent in 1995. Declining short-term interest rates, slowing employment growth and continued moderate inflation also characterize the projected path for the nation's economy in the year ahead.

    The annual growth rates of most economic indicators for the State improved from 1994 to 1995, as the pace of private sector employment expansion and personal income and wage growth all accelerated. Government employment fell as workforce reductions were implemented at federal, state and local levels. Similar to the nation, some moderation of growth is expected in the year ahead. Private sector employment is expected to continue to rise, although somewhat more slowly than in 1995, while public employment should continue to fall, reflecting government budget cutbacks. Anticipated continued restraint in wage settlements, a lower rate of employment growth and falling interest rates are expected to slow personal income growth significantly.

    The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

    To stimulate the State's economic growth, the State has developed programs, including the provision of direct financial assistance, designed to assist businesses to expand existing operations located within the State and to attract new businesses to the State. Local industrial development agencies raised an aggregate of approximately $7.8 billion in separate tax-exempt bond issues through December 31, 1993. There are currently over 100 county, city, town and village agencies. In addition, the New York State Urban Development Corporation is empowered to issue, subject to certain State constitutional restrictions and to approval by the Public Authorities Control Board, bonds and notes on behalf of private corporations for economic development projects. The State has also taken advantage of changes in federal bank regulations to establish a free international banking zone in the City.

    In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatements from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the State corporation franchise tax. Furthermore, legislation passed in 1986 authorizes the creation of up to 40 "economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to create jobs and make investments in the zones.

    The executive budget contains comparatively few tax initiatives. However, the Governor has set aside $50 million to finance a program of additional tax cuts designed to spur private sector job creation in the State. The Governor intends to work jointly with the business community and the legislature to determine the elements of the program. For financial plan purposes, the $50 million is shown as a charge against the personal income tax, implemented through a deposit to the refund reserve. Additional tax reductions were called for by the Governor in his annual message to the legislature of January 3, 1996, but no specific implementation plans have been announced.

STATE FINANCIAL PLAN

    The State Constitution requires the Governor to submit to the legislature a balanced executive budget which contains a complete plan of expenditures (the "State Financial Plan") for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. A final budget must be approved before the statutory deadline of April 1. The State Financial Plan is updated quarterly pursuant to law.

    The State's fiscal year, which commenced on April 1, 1996, and ends on March 31, 1997, is referred to herein as the State's 1996-97 fiscal year.

    The State revised the cash-basis 1995-96 State Financial Plan on
December 15, 1995, in conjunction with the release of the executive budget for the 1996-97 fiscal year.

    The 1995-96 General Fund Financial Plan continues to be balanced, with reductions in projected receipts offset by an equivalent reduction in projected disbursements. Modest changes were made to the mid-year update, reflecting two more months of actual results, deficiency requests by State agencies (the largest of which is for school aid resulting from revisions to data submitted by school districts), and administrative efficiencies achieved by State agencies. Total General Fund receipts are expected to be approximately $73 million lower than estimated at the time of the mid-year update. Tax receipts are now projected to be $29.57 billion, $8 million less than in the earlier plan. Miscellaneous receipts and transfers from other funds are estimated at $3.15 billion, $65 million lower than in the mid-year update. The largest single change in these estimates is attributable to the lag in achieving
$50 million in proceeds from sales of State assets, which are unlikely to be completed prior to the end of the fiscal year.

    Projected General Fund disbursements are reduced by a total of $73 million, with changes made in most major categories of the 1995-96 State Financial Plan. The reduction in overall spending masks the impact of deficiency requests totaling more than $140 million, primarily for school aid and tuition assistance to college students. Offsetting reductions in spending are attributable to the continued maintenance of strict controls on spending through the fiscal year by State agencies, yielding savings of $50 million. Reductions of $49 million in support for capital projects reflect a stringent review of all capital spending. Reductions of $30 million in debt service costs reflect savings from refundings undertaken in the current fiscal year, as well as savings from lower interest rates in the financial market. Finally, the 1995-96 Financial Plan reflects reestimates based on actual results through November, the largest of which is a reduction of $70 million in projected costs for income maintenance. This reduction is consistent with declining caseload projections.

    The balance in the General Fund at the close of the 1995-96 fiscal year is expected to be $172 million, entirely attributable to monies in the Tax Stabilization Reserve Fund following the required $15 million payment into that Fund. A $40 million deposit to the Contingency Reserve Fund included as part of the enacted 1995-96 budget will not be made, and the minor balance of $1 million currently in the Fund will be transferred to the General Fund. These Contingency Reserve Fund monies are expected to support payments from the General Fund for litigation related to the State's Medicaid program, and for federal disallowances.

    Changes in federal aid programs currently pending in Congress are not expected to have a material impact on the State's 1995-96 Financial Plan, although prolonged interruptions in the receipt of federal grants could create adverse developments, the scope of which cannot be estimated at this time. The major remaining uncertainties in the 1995-96 State Financial Plan continue to be those related to the economy and tax collections, which could produce either favorable or unfavorable variances during the balance of the year.

    The Governor presented his 1996-97 executive budget to the legislature on December 15, 1995, one month before the legal deadline. The executive budget also contains financial projections for the State's 1997-98 and 1998-99 fiscal years and an updated Capital Plan. As provided by the State Constitution, the Governor submitted amendments to his 1996-97 executive budget within 30 days following submission. Those amendments are reflected in the discussion of the 1996-97 executive budget contained herein. There can be no assurance that the legislature will enact the executive budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from the projections.

    The 1996-97 Financial Plan projects balance on a cash basis in the General Fund. It reflects a continuing strategy of substantially reduced State spending, including program restructuring, reductions in social welfare spending, and efficiency and productivity initiatives. Total General Fund receipts and transfers from other funds are projected to be $31.32 billion, a decrease of $1.4 billion from total receipts projected in the current fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $31.22 billion, a decrease of $l.5 billion from spending totals projected for the current fiscal year. After adjustments and transfers for comparability between the 1995-96 and 1996-97 State Financial Plans, the executive budget proposes an absolute year-to-year decline in General Fund spending of 5.8 percent. Spending from all funding sources (including federal aid) is proposed to increase by 0.4 percent from the prior fiscal year after adjustments and transfers for comparability.

    The executive budget proposes $3.9 billion in actions to balance the 1996-97 Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1996-97 were projected at $35 billion, an increase of $2.3 billion or 7 percent from 1995-96. This increase would have resulted from growth in Medicaid, inflationary increases in school aid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1995-96. Receipts would have been expected to fall by $l.6 billion. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1995-96 and implementation of previously enacted tax reduction programs.

    The executive budget proposes to close this gap primarily through a series of spending reductions and cost containment measures. The executive budget projects (i) over $1.8 billion in savings from cost containment and other actions in social welfare programs, including Medicaid, welfare and various health and mental health programs; (ii) $1.3 billion in savings from a reduced State General Fund share of Medicaid made available from anticipated changes in the federal Medicaid program, including an increase in the federal share of Medicaid; (iii) over $450 million in savings from reforms and cost avoidance in educational services (including school aid and higher education), while providing fiscal relief from certain State mandates that increase local spending; and (iv)
$350 million in savings from efficiencies and reductions in other State programs. The assumption regarding an increased share of federal Medicaid funding has received bipartisan congressional support and would benefit the State and 31 other states.

    The 1996-97 Financial Plan projects receipts of $31.32 billion and spending of $31.22 billion, allowing for a deposit of $85 million to the Contingency Reserve Fund and a required repayment of $15 million to the Tax Stabilization Reserve Fund. Detailed explanations of the 1996-97 Financial Plan follow a discussion of the economic outlook.

    The Governor has submitted several amendments to the executive budget.
These amendments have a nominal impact on the State's Financial Plan for 1996-97 and the subsequent years. The net impact of the amendments leaves unchanged the total estimated amount of General Fund spending in 1996-97, which continues to be projected at $31.22 billion. All funds spending in 1996-97 is increased by $68 million, primarily reflecting adjustments to projections of federal funds, and now totals $63.87 billion.

    The budget amendments advanced by the Governor involving largely technical revisions, with General Fund spending increases fully offset by spending decreases. Reductions in estimated 1996-97 disbursements are recommended primarily for welfare (associated with updated projections showing a declining caseload) and debt service (reflecting lower interest rates and recent bond sales). Disbursement increases are projected for snow and ice control, the AIDS Institute, Health Department utilization review programs and other items. Estimated disbursements for other funds are increased to accommodate updated projections of federal funding in certain categorical grant programs and reduced for welfare as noted for the General Fund.

GOVERNMENT FUNDS

    The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.

GENERAL FUND RECEIPTS

    The 1996-97 Financial Plan projects General Fund receipts (including transfers from other funds) of $31.32 billion, a decrease of $1.40 billion from the 1995-96 projected level. Measured against 1995-96 levels that have been adjusted for purposes of comparability, the decline is $1.83 billion or
5.5 percent. These 1995-96 comparability adjustments include adding back personal income tax collections that were not recognized in 1995-96 as a result of Local Government Assistance Corporation ("LGAC")-related transactions in that year, and the addition of special revenue funds moved in the executive budget to the General Fund. The estimate of taxes for 1996-97 reflects overall growth in the yield of the tax structures (when adjusted for tax law and administrative changes) of slightly less than 3.5 percent, reflecting a slower growing economy and continued moderate inflation. The effects of this growth are offset by the impact of previously enacted tax reductions. The value of these tax reductions is currently estimated to be approximately $500 million in 1994-95, nearly
$1.5 billion in 1995-96 and over $3.7 billion in 1996-97.

    Personal income tax collections for 1996-97 are now expected to be $16.05 billion, a decline of nearly $827 million from the projected 1995-96 level. These estimates reflect growth in "constant law" liability of about
4.5 percent in 1996, down from an estimated 6.5 percent growth in 1995. This increase is more than offset by personal income tax reductions already in law, which are estimated to produce taxpayer savings in 1996-97 of almost
$2.5 billion, or $1.8 billion more than in the current year.

    User tax and fee receipts are projected at $6.7 billion in 1996-97, up
$48 million from 1995-96 projected levels. Total collections in this category are dominated by the State sales and use tax, which accounts for 75 percent of total receipts in the category. The moderate economic expansion experienced this year and anticipated for next year produces estimated growth in the yield of the sales and use tax of 3.2 percent in 1995-96 and 3.3 percent in 1996-97.

    Total business taxes are now projected at $4.55 billion in 1996-97. While "constant-law" liability growth is anticipated to continue in 1996-97, the effect of additional tax reductions taking effect in 1996 will lead to a year-to-year decline between 1996-96 and 1996-97 of $441 million. These business tax reductions, which are estimated to depress receipts by over $600 million in the current year, will grow to nearly $l.0 billion in 1996-97.

    Other tax receipts are now projected at $1.01 billion, down $51 million from the 1995-96 projected level. The decline in receipts in this category reflects the effects of tax reductions enacted in the last two years as well as the earmarking of a portion of the real estate transfer tax to the Environmental Protection Fund. Tax cuts in this category, largely in the real property gains tax and the estate tax, are estimated at $32 million in 1994-95, $67 million in 1995-96 and $115 million in 1996-97.

    Miscellaneous receipts, which include license revenues, fee and fine income, investment income and abandoned property proceeds, as well as the proceeds of the largest share of the State's medical provider assessment and various one-time transactions, are now estimated to total $1.41 billion in 1996-97. This represents a decline of $119 million from 1995-96 projected levels. Transfers from other funds consist primarily of sales tax revenues in excess of debt service requirements used to support debt service payments to LGAC. Projected amounts in this category for 1996-97 total $1.61 billion, a decline of $8 million from 1995-96 levels.

DISBURSEMENTS

    The 1996-97 Financial Plan projects General Fund disbursements of
$31.22 billion. Projected spending decreases $1.48 billion, or 4.5 percent, from the estimated current year. After adjustments to 1995-96 levels for purposes of comparability, the decline is $l.91 billion or 5.8 percent. These comparability adjustments are composed of two major actions. The first eliminates the impact of LGAC financings, which depressed General Fund spending in 1995-96 by $271 million. The second adjustment adds $159 million in projected 1995-96 spending currently budgeted in Special Revenue Funds, but recommended as part of the General Fund in the 1996-97 budget.

    Support for local governments is projected to decrease $1.7 billion, primarily reflecting decreased support for social programs. General Fund support for Medicaid is projected to be $1.65 billion lower than 1995-96, as a result of both new cost containment proposals and the anticipated use of $1.3 billion in federal Medicaid revenues that would become available assuming enactment of proposed federal changes in this program. This proposed offset to the State share of Medicaid would require the implementation of a federal block grant for Medicaid and an increase in the federal share of Medicaid from 50 percent to 60 percent. Welfare costs also decline ($164 million), reflecting projected caseload declines, time limits on benefits, reductions in benefits, and continuation of workfare and anti-fraud initiatives begun in 1995-96.

    General Fund support for education programs would increase by $188 million. However, this increase results from changes in the school aid payment schedule, and the payment in 1995-96 of a portion of school aid from LGAC bond proceeds. School aid is expected to increase $26 million on a school year basis. Support for both State University (SUNY) and City University (CUNY) would decline, and the State's tuition assistance program would be reduced to achieve savings.

    Support for State agency operations would decline to $6.0 billion in 1996-97 including transfers to support SUNY operations. Annual decreases for agencies range widely from as low as 0.3 percent to as high as 25 percent. This decline reflects the reductions to the State's workforce. The executive budget recommends reductions of approximately 7,400 positions, undertaken primarily through attrition and other actions. Assuming these reductions are implemented, the State's workforce will have declined by more than 20,000 positions between January 1995 and the end of the 1996-97 fiscal year.

    General State charges are projected to total $2.32 billion in 1996-97, an increase of $252 million from 1995-96 projected levels. Pension costs are expected to increase by $177 million in 1996-97, primarily as a result of the return of the New York State and Local Retirement System from the projected unit credit actuarial method to the aggregate cost actuarial method. Health insurance costs are projected to increase 6 percent for calendar years 1996 and 1997. Workers' compensation costs are projected to grow by 4.5 percent.

    General Fund debt service includes short-term obligations of the State's commercial paper program and debt service on its long-term bonds, which are reflected as transfers to the General Debt Service Fund. Projected short-term debt service costs are expected to be $12 million for 1996-97. Transfers in support of debt service are projected to grow by 5.5 percent to $1.62 billion in 1996-97, as the State continues to use bonds to support its capital projects. However, the rate of increase in debt service has slowed considerably from the pace of the previous decade. In 1996-97, bonds are expected to support
44 percent of the State's capital project disbursements, compared to 48 percent in 1995-96. The $172 million transfer to the Capital Projects Fund in 1996-97 has been reduced by $154 million from projected levels for 1995-96, reflecting project eliminations and the deposit of funds released as a result of a refunding of certain Housing Finance Agency bonds supported by State appropriations. General Fund support for the operations of SUNY is proposed for transfer into a single unified fund for all SUNY operations.

NON-RECURRING RESOURCES

    The Division of the Budget estimates that the 1996-97 Financial Plan includes approximately $123 million in non-recurring resources, comprising
0.4 percent of the General Fund budget--a decrease of almost 86 percent from last year's level. These include $47 million in various Medicaid actions, $40 million from a refunding of Housing Finance Agency bonds, $19 million in recoupment of payments to providers in health and mental health, and $17 million in revenue transfers. These non-recurring savings are almost entirely offset by non-recurring costs within the 1996-97 budget. In addition, the recommendations included in the executive budget are expected to provide fully annualized savings in 1997-98 which more than offset the non-recurring resources used in 1996-97.

GENERAL FUND CLOSING FUND BALANCE

    The 1996-97 closing fund balance in the General Fund is projected to be $272 million. The required deposit to the Tax Stabilization Reserve Fund adds $15 million to the 1995-96 balance of $172 million in that fund, bringing the total to $187 million at the close of 1996-97. The retraining General Fund balance reflects the deposit of $85 million to the Contingency Reserve Fund, to provide resources to finance potential costs associated with litigation against the State. This deposit is expected to be made pursuant to legislation submitted with the executive budget which will require the State share of certain non-recurring federal recoveries to be deposited to the Contingency Reserve Fund.

SPECIAL REVENUE FUNDS

    For 1996-97, the Financial Plan projects disbursements of $28.93 billion from Special Revenue Funds. This includes $7.65 billion from Special Revenue

Funds containing State revenues, and $21.28 billion from funds containing federal grants, primarily for social welfare programs.

    The 1996-97 executive budget recommends that all of the SUNY's revenues be consolidated in a single fund, permitting SUNY more flexibility and control in the use of its revenues. As a result of this proposal, General Fund support would be transferred to this fund, rather than spent directly from the General Fund. SUNY's spending from this fund is projected to total $2.55 billion in 1996-97. The Mass Transportation Operating Assistance Fund and the Dedicated Mass Transportation Trust Fund, which receive taxes earmarked for mass transportation programs throughout the State, are projected to have total disbursements of $1.23 billion in 1996-97. Disbursements also include
$1.63 billion in lottery proceeds which, after payment of administrative expenses, permit the distribution of $1.43 billion for education purposes. One hundred million dollars of lottery proceeds will be reserved in a separate account for a local school tax reduction program to be agreed upon by the Governor and the legislature for disbursement in State fiscal year 1997-98. Disbursements of $650 million in 1996-97 from the Disproportionate Share Medicaid Assistance Fund constitutes most of the remaining estimated State Special Revenue Funds disbursements.

    Federal special revenue fund projections for 1996-97 were developed in the midst of considerable uncertainty as to the ultimate composition of the federal budget, including uncertainties regarding major federal entitlement reforms. Disbursements are estimated at $21.27 billion in 1996-97, an increase of $2.02 billion, or 10.5 percent from 1995-96. The projections included in the 1996-97 State Financial Plan assume that the federal Medicaid program will be reformed generally along the lines of the congressional MediGrant program. This would include an increase from 50 percent to 60 percent in the federal share of New York's Medicaid expenses. A repeal of the federal Boren amendment regarding provider rates is also anticipated. As a result of these changes, the executive budget projects the receipt of $13.1 billion in total federal Medicaid reimbursements in 1996-97, an increase of approximately $915 million from the 1995-96 level.

    The second largest projected increase in federal reimbursement is for the State's welfare program. The State is projected to receive $2.5 billion, up $421 million from 1995-96 levels, primarily because of increased funding anticipated from the proposed federal welfare block grant. All other federal spending is projected at $5.7 billion for 1996-97, an increase of $626 million.

CAPITAL PROJECTS FUNDS

    Disbursements from the Capital Projects funds in 1996-97 are estimated at $3.76 billion. This estimate is $332 million less than the 1995-96 projections. The spending reductions are the result of program restructuring, achieved in 1995-96 and continued in the 1996-97 Financial Plan. The spending plan includes:

    $2.5 billion in disbursements for the second year of the five-year $12.6 billion state and local highway and bridge program;

    Environmental Protection Fund spending of $106.5 million;

    Correctional services spending of $153 million; and

    SUNY and CUNY capital spending of $196 million and $87 million, respectively.

    The share of capital projects to be financed by "pay-as-you-go" resources is projected to hold steady in 1996-97 at approximately 27 percent. State-supported bond issuances finance 44 percent of capital projects, with federal grants financing the remaining 29 percent.

DEBT SERVICE FUNDS

    Disbursements from Debt Service Funds are estimated at $2.64 billion in 1996-97, an increase of $206 million or 9 percent from 1995-96. Of this increase, $85 million is attributable to transportation bonding for the state and local highway and bridge programs which are financed by the Dedicated Highway and Bridge Trust Fund, $35 million is for corrections including new debt service on prisons recently purchased from New York City, and $27 million is for the mental hygiene programs financed through the Mental Health Services Fund. Debt service for LGAC bonds increases only slightly after years of significant increases, as the new-money bond issuance portion of the LGAC program was completed in state fiscal year 1995-96. Increased debt service costs primarily reflect prior capital commitments financed by bonds issued by the state and its public authorities, the reduced use of capitalized interest, and the use of shorter term bonds, such as the 10 year average maturity for the Dedicated Highway and Bridge Trust Fund bonds.

CASH FLOW

    In State fiscal year 1996-97, the General Fund cash flow will not depend on either short-term spring borrowing or the issuance of LGAC bonds. The new-money bond issuance portion of the LGAC program was completed in 1995-96, and provisions prohibiting the state from returning to a reliance upon cash flow manipulation to balance its budget will remain in bond covenants until the LGAC bonds are retired.

    The 1996-97 cash flow projects substantial closing balances in each quarter of the fiscal year, with excesses in receipts over disbursements for the first three quarters until the last quarter of the fiscal year when local assistance payments (primarily for school aid) drive a deficiency. The closing fund balance is projected at $272 million. The cash flow projections assume continuation of legislation enacted in 1995-96 that permits the state to use balances in the Lottery Fund for cash flow purposes. These temporary transfers are returned during the second quarter of the fiscal year so that all lottery monies and advances of additional aid can be paid to school districts in September.

OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS

    The 1996-97 executive budget includes actions that would have an impact on receipts and disbursements in future fiscal years. The Governor has proposed closing the 1996-97 budget gap primarily through expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. After accounting for proposed changes to the executive budget submitted during the 30-day amendment period, the net impact of these actions is expected to produce a potential imbalance in the 1997-98 fiscal year of $l.44 billion and in the 1998-99 fiscal year of $2.46 billion, assuming implementation of the 1996-97 executive budget recommendations. For 1997-98, receipts are estimated at $30.62 billion and disbursements at $32.05 billion. For 1998-99, receipts are estimated at $31.85 billion and disbursements at $34.32 billion.

    The outyear receipts estimates assume implementation of current law tax reductions and the impact of the recommendations affecting receipts proposed in the executive budget, including new tax relief. Tax reductions proposed by the Governor in his annual message to the legislature of January 3, 1996 are not included in these estimates. Already enacted tax reductions, which are estimated to total more than $3.7 billion in 1996-97, rise to approximately $5.6 billion in 1997-98 and approximately $6.0 billion in the following year. Tax reductions recommended in the executive budget have a fully annualized cost of $75 million. The economic scenario assumes steady, moderate growth in the national economy through the period. Underlying "constant law" growth in receipts approximates 4 percent in 1997-98 and 4.5 percent in 1998-99. No extraordinary one-time receipts are anticipated at this time. In addition, the projections assume a continuation of federal tax law in effect as of year end 1995.

    Outyear projections of spending, absent the impact of recommendations in the executive budget and future executive and legislative action, would grow by
3.0 and 3.5 percent in 1997-98 and 1998-99, respectively. Spending growth is fueled mainly by Medicaid costs. The outyear value of the recommendations contained in the executive budget grow steadily over the next two years, moderating the outyear growth. Projected disbursements for 1997-98 grow by only
2.7 percent, with restrained growth in all categories of the State Financial Plan. However, in 1998-99, the increased diversion of lottery proceeds to fund school tax relief combines with an extra payroll and Medicaid cycle to drive growth in disbursements of just over 7 percent.

    Reduced bond issuances in 1996-97 will help hold down future debt service growth. State-supported debt is projected to grow at 3.7 percent average annual rate over the next five years. Outstanding debt as a percentage of personal income is projected to decline to under 6 percent over this same period.

PRIOR FISCAL YEARS

    New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. Through fiscal year 1995, the State recorded balanced budgets on a cash basis, with substantial fund balances in each year as described below.

1994-95 FISCAL YEAR

    New York State ended its 1994-95 fiscal year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the Tax Stabilization Reserve Fund and $1 million in the Contingency Reserve Fund ("CRF"). The CRF was established in State Fiscal year 1993-94, funded partly with surplus moneys, to assist the State in financing the 1994-95 fiscal year costs of extraordinary litigation known or anticipated at that time; the opening fund balance in State fiscal year 1994-95 was $265 million. The $241 million change in the fund balance reflects the use of $264 million in the CRF as planned, as well as the required deposit of $23 million to the Tax Stabilization Reserve Fund. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program.

    Compared to the State Financial Plan for 1994-95 as formulated on June 16, 1994, reported receipts fell short of original projections by $1.163 billion, primarily in the categories of personal income and business taxes. Of this amount, the personal income tax accounts for $800 million, reflecting weak estimated tax collections and lower withholding due to reduced wage and salary growth, more severe reductions in brokerage industry bonuses than projected earlier, and deferral of capital gains realizations in anticipation of potential federal tax changes. Business taxes fell short by $373 million, primarily reflecting lower payments from banks as substantial overpayments of 1993 liability depressed net collections in the 1994-95 fiscal year. These shortfalls were offset by better performance in the remaining taxes, particularly the user taxes and fees, which exceeded projections by $210 million. Of this amount
$227 million was attributable to certain restatements for accounting treatment purposes pertaining to the CRF and LGAC; these restatements had no impact on balance in the General Fund.

    Disbursements were also reduced from original projections by $848 million. After adjusting for the net impact of restatements relating to the CRF and LGAC which raised disbursements by $38 million, the variance is $886 million. Well over two-thirds of this variance is in the category of grants to local governments, primarily reflecting the conservative nature of the original estimates of projected costs for social services and other programs. Lower education costs are attributable to the availability of $110 million in additional lottery proceeds and the use of LGAC bond proceeds.

    The spending reductions also reflect $188 million in actions initiated in January 1995 by the Governor to reduce spending to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects. These actions, together with $71 million in other measures comprised the Governor's $259 million gap-closing plan, submitted to the legislature in connection with the 1995-96 executive budget.

1993-94 FISCAL YEAR

    The State ended its 1993-94 fiscal year with a balance of $1.140 billion in the tax refund reserve account, $265 million in the CRF and $134 million in its Tax Stabilization Reserve Fund. These fund balances were primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. Deposits to the personal income tax refund reserve have the effect of reducing reported personal income tax receipts in the fiscal year when made and withdrawals from such reserve increase receipts in the fiscal year when made. The balance in the tax refund reserve account was used to pay taxpayer refunds.

    Of the $1.140 billion deposited in the tax refund reserve account, $1.026 billion was available for budgetary planning purposes in the 1994-95 fiscal year. The remaining $114 million was redeposited in the tax refund reserve account at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program. The balance in the CRF was reserved to meet the cost of litigation facing the State in its 1994-95 fiscal year.

    Before the deposit of $1.140 billion in the tax refund reserve account, General Fund receipts in 1993-94 exceeded those originally projected when the State Financial Plan for that year was formulated on April 16, 1993 by $1.002 billion. Greater-than-expected receipts in the personal income tax, the bank tax, the corporation franchise tax and the estate tax accounted for most of this variance, and more than offset weaker-than-projected collections from the sales and use tax and miscellaneous receipts. Collections from individual taxes were affected by various factors including changes in federal business laws, sustained profitability of banks, strong performance of securities firms, and higher-than-expected consumption of tobacco products following price cuts.

    The higher receipts resulted, in part, because the New York economy performed better than forecasted. Employment growth started in the first quarter of the State's 1993-94 fiscal year, and, although this lagged behind the national economic recovery, the growth in New York began earlier than forecasted. The New York economy exhibited signs of strength in the service sector, in construction, and in trade. Long Island and the Mid-Hudson Valley continued to lag behind the rest of the State in economic growth. The State Division of the Budget believes that approximately 100,000 jobs were added during the 1993-94 fiscal year.

    Disbursements and transfers from the General Fund were $303 million below the level projected in April 1993, an amount that would have been $423 million had the State not accelerated the payment of Medicaid billings, which in the April 1993 State Financial Plan were planned to be deferred into the 1994-95 fiscal year. Compared to the estimates included in the State Financial Plan formulated in April 1993, lower disbursements resulted from lower spending for Medicaid, capital projects, and debt service (due to refundings) and $114 million used to restructure the State's cash flow as part of the LGAC program. Disbursements were higher than expected for general support for public schools, the State share of income maintenance, overtime for prison guards, and highway snow and ice removal. The State also made the first of six required payments to the State of Delaware related to the settlement of Delaware's litigation against the State regarding the disposition of abandoned property receipts.

    During the 1993-94 fiscal year, the State also established and funded the CRF as a way to assist the State in financing the cost of litigation affecting the State. The CRF was initially funded with a transfer of $100 million attributable to the positive margin recorded in the 1992-93 fiscal year. In addition, the State augmented this initial deposit with $132 million in debt service savings attributable to the refinancing of State and public authority bonds during 1993-94. A year-end transfer of $36 million was also made to the CRF, which, after a disbursement for authorized fund purposes, brought the CRF balance at the end of 1993-94 to $265 million. This amount was $165 million higher than the amount originally targeted for this reserve fund.

1992-93 FISCAL YEAR

    The State ended its 1992-93 fiscal year with a balance of $671 million in the tax refund reserve account and $67 million in the Tax Stabilization Reserve Fund.

    The State's 1992-93 fiscal year was characterized by performance that was better than projected for the national and regional economies. National gross domestic product, State personal income, and State employment and unemployment performed better than originally projected in April 1992. This favorable economic performance, particularly at year end, combined with a tax-induced acceleration of income into 1992, was the primary cause of the General Fund surplus. Personal income tax collections were more than $700 million higher than originally projected (before reflecting the tax refund reserve account transaction), primarily in the withholding and estimated payment components of the tax.

    There were large, but mainly offsetting, variances in other categories of receipts. Significantly higher-than-projected business tax collections and the receipt of unbudgeted payments from the Medical Malpractice Insurance Association ("MMIA") and the New York Racing Association approximately offset the loss of an anticipated $200 million federal reimbursement, the loss of certain budgeted hospital differential revenue as a result of unfavorable court decisions, and shortfalls in certain miscellaneous revenues.

    Disbursements and transfers to other funds were $45 million above projections in April 1992, although this includes a $150 million payment to health insurers (financed with a receipt from the MMIA made pursuant to legislation passed in January 1993). All other disbursements were $105 million lower than projected. This reduction primarily reflected lower costs in virtually all categories of spending, including Medicaid, local health programs, agency operations, fringe benefits, capital projects and debt service as partially offset by higher-than-anticipated costs for education programs.

CERTAIN LITIGATION

    The legal proceedings noted below involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1995-96 fiscal year or thereafter. The State will describe newly initiated proceedings.

    Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) certain aspects of New York's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services, and the eligibility for and nature of home care services; (iii) challenges to provisions of Section 2807-C of the Public Health Law, which impose a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the laws of 1992, which require hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers and which require health maintenance organizations to remit to the State a surcharge of up to 9%; (iv) two cases challenge provisions of Section 2807-c of the Public Health Law, which impose a 13 percent surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans, and portions of Chapter 55 of the Laws of 1992 which require hospitals to impose and remit to the State an 11 percent surcharge on hospital bills paid by commercial insurers and which require health maintenance organizations to remit to the State a surcharge of up to 9 percent--in The Travelers Insurance Company v. Cuomo, et al., commenced June 2, 1992, and The Health Insurance Association of America, et al. v. Chassin, a al., commenced July 20, 1992, both in the United States District Court for the Southern District of New York and consolidated, plaintiffs allege that the surcharges are preempted by federal law (by decision dated April 26, 1995, the United States Supreme Court upheld the surcharges as not preempted by federal law); (v) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; and (vi) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers. In addition, aspects of petroleum business taxes are the subject of administrative claims and litigation.

THE CITY OF NEW YORK

    The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from New York. The City's independently audited operating results for each of its 1981 through 1993 fiscal years showed a General Fund surplus reported in accordance with GAAP. In addition, the City's financial statements for the 1995 fiscal year received an unqualified opinion from the City's independent auditors, the eleventh consecutive year the City received such an opinion.

    As required by the Office of the State Deputy Comptroller for the City of New York (the "OSDC"), the 1997-1998 Financial Plan reflects a program of proposed actions by the City to close the gaps between projected revenues and expenditures of $1.4 billion, $2.2 billion and 2.9 billion for the 1998, 1999 and 2000 fiscal years, respectively. These actions, a substantial number of which are not specified in detail, include additional agency spending reductions, reduction in entitlements, government procurement initiatives, revenue initiatives and the availability of the general reserve.

    The OSDC and the State Financial Control Board continue their respective budgetary oversight activities.

    In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (the "MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York to assist the Control Board in exercising its powers and responsibilities; and a "Control Period" from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal-monitoring arrangements. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal-monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period. Currently, the City and its Covered Organizations (I.E., those which receive or may receive monies from the City directly, indirectly or contingently) operate under a four-year financial plan which the City prepares annually and periodically updates.

    The staffs of the OSDC and the Control Board issue periodic reports on the City's financial plans, as modified, analyzing forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as compliance with the financial plan, as modified, by the City and its Covered Organizations. OSDC staff reports issued during the mid-1980's noted that the City's budgets benefitted from a rapid rise in the City's economy, which boosted the City's collection of property, business and income taxes. These resources were used to increase the City's work force and the scope of discretionary and mandated City services. Subsequent OSDC staff reports examined the 1987 stock market crash and the 1989-92 recession, which affected the New York City region more severely than the nation, and attributed an erosion of City revenues and increasing strain on City expenditures to that recession. According to a recent OSDC staff report, the City's economy is now slowly recovering, but the scope of that recovery is uncertain and unlikely, in the foreseeable future, to match the expansion of the mid-1980's. Also, staff reports of OSDC and the Control Board have indicated that the City's recent balanced budgets have been accomplished, in part, through the use of non-recurring resources, tax increases and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; and that the City is therefore likely to continue to face future projected budget gaps requiring the City to increase revenues and/or reduce expenditures. According to the most recent staff reports of OSDC and the Control Board, during the four-year period covered by the current financial plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations, and City Council, as well as the State and federal governments, among others.

    The City requires significant amounts of financing for seasonal and capital purposes. The City's capital financing program projects long-term financing requirements of approximately $16.1 billion for the City's fiscal years 1997 through 2000. The major capital requirements include expenditures for the City's water supply and sewage disposal systems, roads, bridges, mass transit, schools, hospitals and housing.

OTHER LOCALITIES

    In addition to the City, certain localities, including the City of Yonkers, could have financial problems leading to requests for additional State assistance during the State's 1995-96 fiscal year and thereafter.
Municipalities and school districts have engaged in substantial short-term and long-term borrowings.

    From time to time, federal expenditure reductions could reduce, or in some cases, eliminate, federal funding of some local programs, and, accordingly, might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

AUTHORITIES

    The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorization. As of September 30, 1994, there were 18 public authorities that had aggregate outstanding debt of $70.3 billion. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

    The Metropolitan Transit Authority (the "MTA"), which receives the bulk of the appropriated moneys from the State, oversees the operation of the City's bus and subway system by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA has depended and will continue to depend upon federal, state and local government support to operate the transit system because fare revenues are insufficient.

    Over the past several years, the State has enacted several taxes (including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county region served by the MTA and a special one-quarter of one percent regional sales and use tax) that provide additional revenues for mass transit purposes, including assistance to the MTA. In addition, a one-quarter of one percent regional mortgages recording tax paid on certain mortgages creates an additional source of recurring revenues for the MTA. Further, in 1993, the State dedicated a portion of the State petroleum business tax to assist the MTA. For the 1995-96 State fiscal year, total State assistance to the MTA is estimated at approximately $1.1 billion.

    In 1993, State legislation authorized the funding of a five-year
$9.56 billion MTA capital plan for the five-year period, 1992 through 1996 (the "1992-96 Capital Program"). The MTA has received approval of the 1992-96 Capital Program based on this legislation from the 1992-96 Capital Program Review Board, as State law requires. This is the third five-year plan since the legislature authorized procedures for the adoption, approval and amendment of a five-year plan in 1981 for a capital program designed to upgrade the performance of the MTA's transportation systems and to supplement, replace and rehabilitate facilities and equipment. The MTA, the Triborough Bridge and Tunnel Authority, and the TA are collectively authorized to issue an aggregate of $3.1 billion of bonds (net of certain statutory exclusions) to finance a portion of the 1992-96 Capital Program. The 1992-96 Capital Program is expected to be financed in significant part through dedication of State petroleum business taxes referred to above.

    There can be no assurance that all the necessary governmental actions for the Capital Program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1992-96 Capital Program, or parts thereof, will not be delayed or reduced. Furthermore, the power of the MTA to issue certain bonds expected to be supported by the appropriation of State petroleum business taxes is currently the subject of a court challenge. If the Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

APPENDIX C
INVESTING IN JAPAN AND ASIAN GROWTH MARKETS

JAPAN AND ITS SECURITIES MARKETS

    The Japan Equity Portfolio will be subject to general economic and political conditions in Japan. These include future political and economic developments, the possible imposition of, or changes in, exchange controls or other Japanese governmental laws or restrictions applicable to such investments, diplomatic developments, political or social unrest and natural disasters.

    Japan is largely dependent upon foreign economies for raw materials. For instance, almost all of its oil is imported, the majority from the Middle East. Oil prices therefore have a major impact on the domestic economy, as is evidenced by the current account deficits triggered by the two oil crises of the 1970s. While Japan is working to reduce its dependence on foreign materials, its lack of natural resources poses a significant obstacle to this effort.

    GEOLOGICAL FACTORS. The islands of Japan lie in the western Pacific Ocean, off the eastern coast of the continent of Asia. Japan has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

ASIAN GROWTH MARKETS

    The Asia Growth Portfolio will be subject to certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies. In particular, securities markets in Asian growth markets have been subject to substantial price volatility, often without warning. This potential for sudden market declines should be weighed and balanced against the potential for rapid growth in Asian growth markets. Further, certain securities that the Portfolio may purchase, and investment techniques in which the Portfolio may engage, involve risks, including those set forth below.

INVESTMENT AND REPATRIATION RESTRICTIONS

    Foreign investment in the securities markets of several Asian growth markets is restricted or controlled to varying degrees. These restrictions may limit investment in certain of the Asian growth markets and may increase expenses of the Portfolio. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from several of the Asian growth markets is subject to restrictions such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Portfolio. For example, Taiwan imposes a waiting period on the repatriation of investment capital for certain foreign investors. Although these restrictions may in the future make it undesirable to invest in the countries to which they apply, the Advisor does not believe that any current repatriation restrictions would preclude the Portfolio from effectively managing its assets.

    If, because of restrictions on repatriation or conversion, the Portfolio were unable to distribute substantially all of its net investment income and long-term capital gains within applicable time periods, the Portfolio could be subject to U.S. federal income and excise taxes which would not otherwise be incurred and may cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code, in which case it would become subject to U.S. federal income tax on all of its income and gains.

    Generally, there are restrictions on foreign investment in certain Asian growth markets, although these restrictions vary in form and content. In India, Indonesia, Korea, Malaysia, the Philippines, Singapore and Thailand, the Portfolio may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company.

    The Advisor has applied for approval from Indian governmental authorities to invest in India on behalf of the Portfolio as a foreign institutional investor (an "FII"). Under the guidelines that apply currently for FIIs, no FII (or members of an affiliated group investing through one or more FIIs) may hold more than 5% of the total issued capital of any Indian company. In addition, all non-resident portfolio investments, including those of all FIIs and their clients, may not exceed 24% of the issued share capital of any Indian company; however, the 24% limit does not apply to investments by FIIs through authorized offshore funds and offshore equity issues. Further, at least 70% of the total investments made by an FII pursuant to its FII authorization must be in equity and equity related instruments such as convertible debentures and tradeable warrants. Under a recently adopted policy, FIIs may purchase new issues of equity securities directly from an Indian company, subject to certain conditions. The procedures for such direct subscription by FIIs of such equity securities are unclear and it is likely that a further limit, in addition to the 24% limit referred to above, may be imposed. The guidelines that apply for FIIs are relatively recent and thus experience as to their application has been limited. At present, FII authorizations are granted for five years and may be renewed with the approval of India governmental authorities.

    Korea generally prohibits foreign investment in Won-denominated debt securities and Sri Lanka prohibits foreign investment in government debt securities. In the Philippines, the Portfolio may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, which shares are made available to foreigners, and the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in the People's Republic of China (the "PRC"), the Portfolio may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in the PRC. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

    In Hong Kong, Korea, the Philippines, Taiwan and Thailand, there are restrictions on the percentage of permitted foreign investment in shares of certain companies, mainly those in highly regulated industries, although in Taiwan there are limitations on foreign ownership of shares of any listed company. In addition, Korea also prohibits foreign investment in specified telecommunications companies and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services.

MARKET CHARACTERISTICS

    DIFFERENCES BETWEEN THE U.S. AND ASIAN SECURITIES MARKETS. The securities markets of Asian growth markets have substantially less volume than the New York Stock Exchange, and equity and debt securities of most companies in Asian growth markets are less liquid and more volatile than equity and debt securities of U.S. companies of comparable size. Some of the stock exchanges in Asian growth markets, such as those in the PRC, are in the earliest stages of their development. Many companies traded on securities markets in Asian growth markets are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any Asian growth market experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Securities markets in Asian growth markets may also be subject to substantial governmental control, which may cause sudden or prolonged disruptions in market prices unrelated to supply and demand considerations.
This may also be true of currency markets.

    Brokerage commissions and other transaction costs on securities exchanges in Asian growth markets are generally higher than in the United States. In addition, security settlements may in some instance be subject to delays and related administrative uncertainties, including risk of loss associated with the credit of local brokers.

    GOVERNMENT SUPERVISION OF ASIAN SECURITIES MARKETS; LEGAL SYSTEMS. There is less government supervision and regulation of foreign securities exchanges, listed companies and brokers in Asian growth markets than exists in the United States. Less information, therefore, may be available to the Fund than in respect of investments in the United States. Further, in certain Asian growth markets, less information may be available to the Fund than to local market participants. Brokers in Asian growth markets may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political, or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the Asian growth markets develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Currently a mixture of legal and structural restrictions affect the securities markets of certain Asian growth markets.

    Korea, in an attempt to avoid market manipulation, requires institutional investors to deposit in their broker's account a percentage of the amount to be invested prior to execution of a purchase order. That deposit requirement will expose the Fund to the broker's credit risk. These examples demonstrate that legal and structural developments can be expected to affect the Portfolio, potentially affecting liquidity of positions held by the Portfolio, in unexpected and significant ways from time to time.

    FINANCIAL INFORMATION AND STANDARDS. Issuers in Asian growth markets generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an Asian growth market issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Moreover, substantially less information may be publicly available about issuers in Asian growth markets than is available about U.S. issuers.

SOCIAL, POLITICAL AND ECONOMIC FACTORS

    Asian growth markets may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demand for improved political, economic and social conditions; (iii) internal insurgencies,
(iv) war or hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Portfolio.

    Few Asian growth markets have western-style or fully democratic governments. Some governments in the region are authoritarian and influenced by security forces. During the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. Disparities of wealth, among other factors, have also led to social unrest in some Asian growth markets, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan and Sri Lanka, have created social, economic and political problems.

    Several Asian growth markets have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including the PRC and Pakistan. Tension between the Tamil and Sinhalese communities in Sri Lanka has resulted in periodic outbreaks of violence. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, the PRC continues to claim sovereignty over Taiwan. The PRC is acknowledged to possess nuclear weapons capability; North Korea is alleged to possess or be in the process of developing such a capability.

    The economies of most Asian growth markets are heavily dependent upon international trade and are accordingly affected by protective barriers and the economic conditions of their trading partners, principally, the United States, Japan, the PRC and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian growth markets. In addition, the economies of some Asian growth markets, Indonesia and Malaysia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

    Governments in certain Asian growth markets participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

    The PRC has only recently permitted private economic activities and the PRC government has exercised and continues to exercise substantial control over virtually every sector of the PRC economy through regulation and state ownership. Continued economic growth and development in the PRC, as well as opportunities for foreign investment, and prospects of private sector enterprises, in the PRC, will depend in many respects on the implementation of the PRC's current program of economic reform, which cannot be assured.

    In Hong Kong, British proposals to extend limited democracy have caused a political rift with the PRC, which is scheduled to assume sovereignty over the colony in 1997. Although the PRC has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of the PRC. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in the PRC. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

    With respect to investments in Taiwan, it should be noted that Taiwan lacks formal diplomatic relations with many nations, although it conducts trade and financial relations with most major economic powers. Both the government of the PRC and the government of the Republic of China in Taiwan claim sovereignty over all of China. Although relations between Taiwan and the PRC are currently peaceful, renewed frictions or hostility could interrupt operations of Taiwanese companies in which the Portfolio invests and create uncertainty that could adversely affect the value and marketability of its Taiwan investments.

    With regard to India, agriculture occupies a more prominent position in the Indian economy than in the United States, and the Indian economy therefore is more susceptible to adverse changes in weather. The government of India has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly government actions in the future could have a significant effect on the Indian economy which could affect private sector companies, market conditions and prices and yields of securities held by the Portfolio. Religious and ethnic unrest persists in India. The long standing grievances between the Hindu and Muslim populations resulted in communal violence during 1993 in the aftermath of the destruction of a mosque in Ayodhya by radical elements of the Hindu population. The Indian government is also confronted by separatist movements in several states and the long standing border dispute with Pakistan over the State of Jammu and Kashmir, a majority of whose population is Muslim, remains unsolved. In addition, Indian stock exchanges have in the past been subject to repeated closure including for ten days in December 1993 due to a broker's strike, and there can be no assurance that this will not recur.

THINLY TRADED MARKETS

    Compared to securities traded in the United States, all securities of Asian growth market issuers may generally be considered to be thinly traded. Even relatively widely held securities in such countries may not be able to absorb trades of a size customarily transacted by institutional investors, without price disruptions. Accordingly, the Portfolio's ability to reposition itself will be more constrained than would be the case for a typical equity mutual fund.

SETTLEMENT PROCEDURES AND DELAYS

    Settlement procedures in Asian growth markets are less developed and reliable than those in the United States and in other developed markets, and the Portfolio may experience settlement delays or other material difficulties. This problem is particularly severe in India where settlement is through physical delivery and, where currently, a severe shortage of vault capacity exists among custodial banks, although efforts are being undertaken to alleviate the shortage. In addition, significant delays are common in registering transfers of securities, and the Portfolio may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlement. The recent and anticipated inflow of funds into the Indian securities market has placed added strains on the settlement system and transfer process. In addition, the Portfolio may be subject to significant limitations in the future on the volume of trading during any particular period, imposed by its sub-custodian in India or otherwise as a result of such physical or other operational constraints.

                                     PART C


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:


Financial Highlights: The JPM Pierpont Money Market Fund, The JPM Pierpont Tax Exempt Money Market Fund, The JPM Pierpont Federal Money Market Fund, The JPM Pierpont Short Term Bond Fund, The JPM Pierpont Bond Fund, The JPM Pierpont Tax Exempt Bond Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont International Equity Fund, The JPM Pierpont Diversified Fund, The JPM Pierpont Emerging Markets Equity Fund, The JPM Pierpont New York Total Return Bond Fund, The JPM Pierpont European Equity Fund, The JPM Pierpont Japan Equity Fund and The JPM Pierpont Asia Growth Fund


The following financial statements are incorporated by reference into Part B:


The JPM Pierpont Money Market Fund
Statement of Assets and Liabilities at November 30, 1996
Statement of Operations for the fiscal year ended November 30, 1996 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements November 30, 1996

The Money Market Portfolio
Schedule of Investments at November 30, 1996
Statement of Assets and Liabilities at November 30, 1996
Statement of Operations for the fiscal year ended November 30, 1996 Statement of Changes in Net Assets Supplementary Data
Notes to Financial Statements November
30, 1996


The JPM Pierpont Tax Exempt Money Market Fund
Statement of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996
Statement of Changes in Net Assets Financial Highlights
Notes to Financial Statements August 31, 1996

The Tax Exempt Money Market Portfolio
Schedule of Investments at August 31, 1996
Statement of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996
Statement of Changes in Net Assets Supplementary Data
Notes to Financial Statements August 31, 1996



The JPM Pierpont Federal Money Market Fund
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets Financial Highlights
Notes to Financial Statements October 31, 1996

The Federal Money Market Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets Supplementary Data
Notes to Financial Statements October 31, 1996

The JPM Pierpont Short Term Bond Fund
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets Financial Highlights
Notes to Financial Statements October 31, 1996

The Short Term Bond Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets Supplementary Data
Notes to Financial Statements October 31, 1996


The JPM Pierpont Bond Fund
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1996

The U.S. Fixed Income Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets Supplementary Data
Notes to Financial Statements October 31, 1996


The JPM Pierpont Tax Exempt Bond Fund
Statement of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996 Statement of Changes in Net Assets Financial Highlights
Notes to Financial Statements August 31, 1996

The Tax Exempt Bond Portfolio
Schedule of Investments at August 31, 1996
Statement of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996
Statement of Changes in Net Assets Supplementary Data
Notes to Financial Statements August 31, 1996


The JPM Pierpont Equity Fund
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1996
Statement of Assets and Liabilities at November 30, 1996 (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited)

Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements November 30, 1996 (unaudited)

The Selected U.S. Equity Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1996
Schedule of Investments at November 30, 1996 (unaudited)
Statement of Assets and Liabilities at November 30, 1996 (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements November 30, 1996 (unaudited)

The JPM Pierpont Capital Appreciation Fund
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1996
Statement of Assets and Liabilities at November 30, 1996 (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements November 30, 1996 (unaudited)



The U.S. Small Company Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1996
Schedule of Investments at November 30, 1996 (unaudited)
Statement of Assets and Liabilities at November 30, 1996 (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements November 30, 1996 (unaudited)


The JPM Pierpont International Equity Fund
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1996

The Non-U.S. Equity Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1996


The JPM Pierpont Diversified Fund
Statement of Assets and Liabilities at June 30, 1996

Statement of Operations for the Fiscal Year Ended June 30, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements June 30, 1996

The Diversified Portfolio
Schedule of Investments at June 30, 1996
Statement of Assets and Liabilities at June 30, 1996
Statement of Operations for the Fiscal Year Ended June 30, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements June 30, 1996


The JPM Pierpont Emerging Markets Equity Fund
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1996

The Emerging Markets Equity Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1996


The JPM Pierpont New York Total Return Bond Fund
Statement of Assets and Liabilities at March 31, 1996
Statement of Operations for the fiscal year ended March 31, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements March 31, 1996
Schedule of Investments at September 30, 1996 (unaudited)
Statement of Assets and Liabilities at September 30, 1996 (unaudited)
Statement of Operations for the six months ended September 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements September 30, 1996 (unaudited)

The New York Total Return Bond Portfolio
Schedule of Investments at March 31, 1996
Statement of Assets and Liabilities at March 31, 1996
Statement of Operations for the fiscal year ended March 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements March 31, 1996
Schedule of Investments at September 30, 1996 (unaudited)
Statement of Assets and Liabilities at September 30, 1996 (unaudited)
Statement of Operations for the six months ended September 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements September 30, 1996 (unaudited)

The JPM Pierpont Japan Equity Fund
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period May 6, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)

Financial Highlights (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The Japan Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period March 28, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995
Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The JPM Pierpont European Equity Fund
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period May 13, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The European Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period March 28, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995
Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The JPM Pierpont Asia Growth Fund
Statement of Assets and Liabilities at June 30, 1996 (unaudited) Statement of Operations for the period May 13, 1996 (commencement of operations) through June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements June 30, 1996 (unaudited)

The Asia Growth Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period April 4, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995
Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)

Notes to Financial Statements June 30, 1996 (unaudited)

(b)  Exhibits

Exhibit Number

1. Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 26 to the Registration Statement filed on September 27, 1996 (Accession Number 0000912057-96-021331).

1(a). Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*


1(b). Amendment No. 6 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. (Filed herewith)


2.       Restated By-Laws of Registrant.*

6.       Distribution Agreement between Registrant and Funds Distributor, Inc.
         ("FDI").*

8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

9(a).    Co-Administration Agreement between Registrant and FDI.*

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty").*

9(c).    Transfer Agency and Service Agreement between Registrant and State
         Street.*

9(d). Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

9(e). Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

10.      Opinion and consent of Sullivan & Cromwell.*


11.      Consents of independent accountants. (filed herewith)


13.      Purchase agreements with respect to Registrant's initial shares.*

16.      Schedule for computation of performance quotations.*


17.      Financial Data Schedules. (filed herewith)


18.      Powers of Attorney.*
-------------------------


* Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on December 27, 1996 (Accession Number 0001016964-96-000066)


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of Record Holders as of January 31, 1997.

The JPM Pierpont Money Market Fund:                                   4,886
The JPM Pierpont Tax Exempt Money Market Fund:                        2,357
The JPM Pierpont Federal Money Market Fund:                             520
The JPM Pierpont Short Term Bond Fund:                                  130
The JPM Pierpont Bond Fund:                                             781
The JPM Pierpont Tax Exempt Bond Fund:                                  198
The JPM Pierpont Diversified Fund:                                      506
The JPM Pierpont Equity Fund:                                         2,237
The JPM Pierpont Capital Appreciation Fund:                           1,932
The JPM Pierpont International Equity Fund:                           2,130
The JPM Pierpont Emerging Markets Equity Fund:                        1,725
The JPM Pierpont European Equity Fund:                                   50
The JPM Pierpont Asia Growth Fund:                                       46
The JPM Pierpont Japan Equity Fund:                                      43
The JPM Pierpont International Opportunities Fund:                        0
The JPM Pierpont Global Strategic Income Fund:                            0
The JPM Pierpont Latin American Equity Fund:                              0
The JPM Pierpont Emerging Markets Debt Fund:                              0
The JPM Pierpont Small Company Growth Fund:                               0


ITEM 27. INDEMNIFICATION.

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.

ITEM 29. PRINCIPAL UNDERWRITERS.


(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
The JPM Institutional Funds
JPM Series Trust
JPM Series Trust II


FDI does not act as depositor or investment adviser of any investment companies.


FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).


(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and administrative services agent).

STATE STREET BANK AND TRUST COMPANY: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

ITEM 32. UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

(c) The Registrant undertakes to file a Post-Effective Amendment on behalf of The JPM Pierpont International Opportunities Fund, The JPM Pierpont Global Strategic Income Fund, The JPM Pierpont Latin American Equity Fund, The JPM Pierpont Emerging Markets Debt Fund and The JPM Pierpont Small Company Growth Fund, using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such funds.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 26th day of February, 1997.


THE JPM PIERPONT FUNDS


By         /s/ Richard W. Ingram
           -----------------------
           Richard W. Ingram
           President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 26, 1997.

/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)


Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee



*By        /s/ Richard W. Ingram
           ----------------------------
           Richard W. Ingram
           as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 26th day of February, 1997.

THE FEDERAL MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE NEW YORK TOTAL RETURN BOND PORTFOLIO AND THE GLOBAL STRATEGIC INCOME PORTFOLIO

By         /s/ Richard W. Ingram
           ----------------------------
           Richard W. Ingram
           President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on February 26, 1997.


/s/ Richard W. Ingram
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios


*By        /s/ Richard W. Ingram
           ----------------------------
           Richard W. Ingram
           as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 26th day of February, 1997.


THE MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO AND THE SERIES PORTFOLIO

           /s/ Lenore J. McCabe
By         -------------------------
           Lenore J. McCabe
           Assistant Secretary and Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on February 26, 1997.



Richard W. Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios


           /s/ Lenore J. McCabe
*By        ------------------------
           Lenore J. McCabe
           as attorney-in-fact pursuant to a power of attorney previously filed.

                                INDEX TO EXHIBITS


Exhibit No.       Description of Exhibit
-------------     ----------------------


EX-99.B1b                  Amendment No. 6 to Declaration of Trust

EX-99.B11                  Consents of independent accountants

EX-27.1
to EX-27.15                Financial Data Schedules